United States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.
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Janus Henderson Asia Equity Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 91.8%
Automobiles – 1.6%
Brilliance China Automotive Holdings Ltd	304,000	$546,778
Banks – 10.9%
BOC Hong Kong Holdings Ltd	135,500	635,325
DBS Group Holdings Ltd	40,100	778,821
HDFC Bank Ltd	49,492	1,522,181
Public Bank Bhd	128,800	744,608
		3,680,935
Beverages – 2.3%
Treasury Wine Estates Ltd	58,917	760,751
Biotechnology – 2.3%
CSL Ltd	5,499	785,989
Diversified Financial Services – 4.5%
Ayala Corp	52,730	909,055
Bajaj Holdings & Investment Ltd	15,000	631,210
		1,540,265
Electronic Equipment, Instruments & Components – 5.4%
Delta Electronics Inc	142,577	511,621
Largan Precision Co Ltd	6,000	882,104
Venture Corp Ltd	32,500	423,668
		1,817,393
Food Products – 5.2%
Uni-President Enterprises Corp	485,000	1,230,201
Vietnam Dairy Products JSC	71,600	530,340
		1,760,541
Hotels, Restaurants & Leisure – 2.0%
Yum China Holdings Inc	17,204	661,666
Household Durables – 6.1%
Coway Co Ltd	9,183	713,418
Nien Made Enterprise Co Ltd	58,000	495,208
Techtronic Industries Co Ltd	155,000	860,694
		2,069,320
Industrial Conglomerates – 1.7%
John Keells Holdings PLC	618,605	577,210
Information Technology Services – 6.1%
Infosys Ltd	58,264	1,117,973
Tata Consultancy Services Ltd	35,087	944,327
		2,062,300
Insurance – 4.5%
AIA Group Ltd	108,800	941,931
Ping An Insurance Group Co of China Ltd	64,500	589,429
		1,531,360
Internet Software & Services – 13.5%
Alibaba Group Holding Ltd (ADR)*	11,919	2,211,332
Baidu Inc (ADR)*	2,609	633,987
Tencent Holdings Ltd	34,900	1,738,000
		4,583,319
Personal Products – 1.8%
LG Household & Health Care Ltd	494	618,502
Real Estate Management & Development – 3.6%
City Developments Ltd	61,800	497,047
Land & Houses PCL	212,600	72,516
Land & Houses PCL (REG)	1,937,900	660,999
		1,230,562
Semiconductor & Semiconductor Equipment – 5.6%
Taiwan Semiconductor Manufacturing Co Ltd	267,000	1,900,017
Technology Hardware, Storage & Peripherals – 6.1%
Advantech Co Ltd	97,797	644,273
Catcher Technology Co Ltd	54,000	603,172
Samsung Electronics Co Ltd	19,670	821,413
		2,068,858
Textiles, Apparel & Luxury Goods – 1.8%
Samsonite International SA*	176,700	622,788
Thrifts & Mortgage Finance – 4.8%
Housing Development Finance Corp Ltd	58,579	1,630,607
Tobacco – 2.0%
ITC Ltd	178,210	691,785
Total Common Stocks (cost $28,476,591)		31,140,946

Shares		Value
Preferred Stocks – 3.4%
Technology Hardware, Storage & Peripherals – 3.4%
Samsung Electronics Co Ltd (cost $1,036,093)	34,550	$1,165,159
Warrants – 3.2%
Electronic Equipment, Instruments & Components – 1.6%
Hangzhou Hikvision Digital Technology Co Ltd, expires, 1/22/19*	97,000	540,319
Household Durables – 1.6%
Midea Group Co Ltd, expires, 6/25/19*	69,414	544,460
Total Warrants (cost $1,168,578)		1,084,779
Investment Companies – 1.5%
Money Markets – 1.5%
Fidelity Investments Money Market Treasury Portfolio, 1.7500%ºº (cost $515,250)	515,250	515,250
Total Investments (total cost $31,196,512) – 99.9%		33,906,134
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		26,272
Net Assets – 100%		$33,932,406

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$7,465,971	22.0%
India	6,538,083	19.3
Taiwan	6,266,596	18.5
South Korea	3,318,492	9.8
Hong Kong	3,060,738	9.0
Singapore	1,699,536	5.0
Australia	1,546,740	4.5
Philippines	909,055	2.7
Malaysia	744,608	2.2
Thailand	733,515	2.2
Sri Lanka	577,210	1.7
Vietnam	530,340	1.6
United States	515,250	1.5

Total	$33,906,134	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks

Automobiles	$-	$546,778	$-
Banks	-	3,680,935	-
Beverages	-	760,751	-
Biotechnology	-	785,989	-
Diversified Financial Services	-	1,540,265	-
Electronic Equipment, Instruments & Components	-	1,817,393	-
Food Products	-	1,760,541	-
Hotels, Restaurants & Leisure	661,666	-	-
Household Durables	-	2,069,320	-
Industrial Conglomerates	-	577,210	-
Information Technology Services	-	2,062,300	-
Insurance	-	1,531,360	-
Internet Software & Services	2,845,319	1,738,000	-
Personal Products	-	618,502	-
Real Estate Management & Development	-	1,230,562	-
Semiconductor & Semiconductor Equipment	-	1,900,017	-
Technology Hardware, Storage & Peripherals	-	2,068,858	-
Textiles, Apparel & Luxury Goods	-	622,788	-
Thrifts & Mortgage Finance	-	1,630,607	-
Tobacco	-	691,785	-
Preferred Stocks	-	1,165,159	-
Warrants	-	1,084,779	-
Investment Companies	515,250	-	-
Total Assets	$4,022,235	$29,883,899	$-

Organization and Significant Accounting Policies

Janus Henderson Asia Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $24,917,250 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Balanced Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 5.1%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$7,975,000	$8,018,559
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	5,476,000	5,472,792
AmeriCredit Automobile Receivables Trust 2016-2, 3.6500%, 5/9/22	5,400,000	5,442,520
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	3,610,000	3,609,967
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	34,198,573	33,919,642
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	5,517,685	5,528,015
Atrium IX, ICE LIBOR USD 3 Month + 1.2400%, 3.5594%, 5/28/30 (144A)‡	7,911,900	7,934,014
Bain Capital Credit CLO 2018-1,
ICE LIBOR USD 3 Month + 0.9600%, 3.3216%, 4/23/31 (144A)‡	17,402,000	17,334,619
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
3.6521%, 3/10/37 (144A)‡	8,735,000	8,614,736
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 5.5000%, 5.5310%, 12/15/31 (144A)‡	3,690,490	3,558,508
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 4.0000%, 6.5341%, 12/15/31 (144A)‡	916,000	903,700
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.7953%, 3/15/37 (144A)‡	42,882,000	42,814,529
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	10,401,000	10,708,326
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.3787%, 4/20/31 (144A)‡	11,174,000	11,149,060
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,692,000	4,556,022
Caesars Palace Las Vegas Trust 2017-VICI, 4.1384%, 10/15/34 (144A)	6,668,000	6,720,305
Caesars Palace Las Vegas Trust 2017-VICI, 4.4991%, 10/15/34 (144A)‡	9,456,000	9,281,676
Caesars Palace Las Vegas Trust 2017-VICI, 4.4991%, 10/15/34 (144A)‡	6,971,000	7,012,601
Carlyle Global Market Strategies CLO 2014-2R Ltd,
ICE LIBOR USD 3 Month + 1.0500%, 3.0300%, 5/15/31 (144A)‡	16,742,000	16,704,079
Carlyle US CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.0752%, 4/20/31 (144A)‡	20,918,672	20,841,210
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 1.7500%, 3.8233%, 7/15/30 (144A)‡	3,981,000	3,978,010
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 2.5000%, 4.5733%, 7/15/30 (144A)‡	2,512,000	2,509,213
CIFC Funding 2013-IV Ltd,
ICE LIBOR USD 3 Month + 1.0600%, 3.1463%, 4/27/31 (144A)‡	6,658,469	6,658,249
CIFC Funding 2018-I Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.1572%, 4/18/31 (144A)‡	7,487,000	7,440,483
CIFC Funding 2018-II Ltd,
ICE LIBOR USD 3 Month + 1.0400%, 3.0929%, 4/20/31 (144A)‡	13,056,000	13,019,195
Credit Acceptance Auto Loan Trust 2018-2, 3.4700%, 5/17/27 (144A)	7,222,000	7,237,824
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	4,788,000	4,801,111
Credit Acceptance Auto Loan Trust 2018-2, 4.1600%, 9/15/27 (144A)	2,380,000	2,393,323
CSMLT 2015-2 Trust, 3.5000%, 8/25/45 (144A)‡	6,814,643	6,775,779
Drive Auto Receivables Trust 2017-1, 3.8400%, 3/15/23	1,157,000	1,166,809
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	6,689,000	6,771,586
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 3.3177%, 4/15/31 (144A)‡	10,255,000	10,186,517
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.0613%, 4/15/31 (144A)‡	6,329,000	6,318,494
Dryden 64 CLO Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.1895%, 4/18/31 (144A)‡	14,758,000	14,732,439
Evergreen Credit Card Trust, 2.9500%, 3/15/23 (144A)	3,946,000	3,929,940
Exeter Automobile Receivables Trust 2018-2, 3.6900%, 3/15/23 (144A)	5,225,000	5,217,631
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.6000%, 4.6911%, 5/25/24‡	5,465,994	5,799,476
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.0911%, 7/25/24‡	24,242,160	25,982,039
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 6.0911%, 5/25/25‡	2,180,771	2,388,173
Fannie Mae REMICS, 3.0000%, 5/25/48	16,971,776	16,460,530
Flagship Credit Auto Trust 2016-3, 2.7200%, 7/15/22 (144A)	5,105,000	5,054,534
Flatiron CLO 18 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.4174%, 4/17/31 (144A)‡	8,055,000	8,009,940
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 6.5911%, 2/25/24‡	15,648,501	18,046,097
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 5.6911%, 4/25/24‡	11,329,224	12,567,398
GSCCRE Commercial Mortgage Trust 2015-HULA,
ICE LIBOR USD 1 Month + 4.4000%, 6.4733%, 8/15/32 (144A)‡	7,176,000	7,195,664
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	1,557,000	1,532,427

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.1426%, 10/5/31 (144A)‡	$2,381,000	$2,338,428
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.8279%, 11/15/43 (144A)‡	4,265,000	4,225,864
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.7417%, 9/5/32 (144A)‡	5,067,000	4,995,235
LCM XIV LP, ICE LIBOR USD 3 Month + 1.0400%, 3.4398%, 7/20/31 (144A)‡	4,733,406	4,733,297
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.5000%, 4/20/31 (144A)‡	19,680,000	19,646,583
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 2.8911%, 11/25/50 (144A)‡,§	16,597,000	16,544,084
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 3.0911%, 11/25/50 (144A)‡,§	3,279,000	3,270,847
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.0717%, 4/15/31 (144A)‡	19,818,000	19,787,163
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.0921%, 7/25/31 (144A)‡	10,787,511	10,787,511
MSSG Trust 2017-237P, 3.3970%, 9/13/39 (144A)	5,928,000	5,747,546
New Residential Mortgage Loan Trust 2017-3, 4.0000%, 4/25/57 (144A)‡	6,839,394	6,905,242
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	6,347,437	6,507,341
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 2.7264%, 4/15/31 (144A)‡	19,941,000	19,886,681
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	2,670,000	2,661,926
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	3,586,000	3,561,131
PFS Financing Corp, 2.4000%, 10/17/22 (144A)	4,462,000	4,379,769
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	5,742,000	5,750,576
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	9,836,000	9,896,144
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	16,238,000	16,039,939
Sequoia Mortgage Trust 2018-CH2, 4.0000%, 6/25/48 (144A)‡	16,793,072	16,990,149
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.6514%, 4/18/31 (144A)‡	10,591,000	10,592,123
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 2.5000%, 4.5733%, 11/15/27 (144A)‡	3,070,000	3,037,478
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 3.2500%, 5.3233%, 11/15/27 (144A)‡	9,426,000	9,152,376
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 6.2233%, 11/15/27 (144A)‡	5,054,000	4,752,449
Station Place Securitization Trust 2017-3,
ICE LIBOR USD 1 Month + 1.0000%, 2.9613%, 7/24/18 (144A)‡,§	14,196,000	14,196,396
Towd Point Mortgage Trust 2015-3, 3.5000%, 3/25/54 (144A)‡	410,660	410,352
Towd Point Mortgage Trust 2018-2, 3.2500%, 3/25/58 (144A)‡	8,131,442	8,048,095
Towd Point Mortgage Trust 2018-3, 3.7500%, 5/25/58 (144A)‡	4,989,740	4,991,554
Verizon Owner Trust 2016-2, 2.3600%, 5/20/21 (144A)	7,042,000	6,922,924
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.2931%, 4/19/31 (144A)‡	21,575,000	21,513,727
Voya CLO 2018-2 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.3740%, 7/15/31 (144A)‡	18,370,541	18,370,541
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.4130%, 12/15/43‡	4,879,389	4,913,661
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.3093%, 5/15/46‡	2,125,643	2,161,460
Westlake Automobile Receivables Trust 2018-1, 2.9200%, 5/15/23 (144A)	813,000	805,968
Westlake Automobile Receivables Trust 2018-1, 3.4100%, 5/15/23 (144A)	811,000	806,106
Westlake Automobile Receivables Trust 2018-2, 3.2000%, 1/16/24 (144A)	1,889,000	1,889,264
Westlake Automobile Receivables Trust 2018-2, 3.5000%, 1/16/24 (144A)	3,251,000	3,259,403
WinWater Mortgage Loan Trust 2015-5, 3.5000%, 8/20/45 (144A)‡	19,957,132	19,795,995
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $758,692,100)		756,573,089
Bank Loans and Mezzanine Loans – 2.0%
Basic Industry – 0.2%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 1.7500%, 4.0844%, 6/1/24‡	24,132,642	23,981,813
Capital Goods – 0.1%
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 4.8435%, 2/5/23‡	17,725,063	17,673,305
Communications – 0.3%
Mission Broadcasting Inc,
ICE LIBOR USD 3 Month + 2.5000%, 4.4825%, 1/17/24‡	1,074,683	1,072,523
Nexstar Broadcasting Inc,
ICE LIBOR USD 3 Month + 2.5000%, 4.4825%, 1/17/24‡	8,272,884	8,256,255
Nielsen Finance LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.0464%, 10/4/23‡	18,838,543	18,810,662
Sinclair Television Group Inc,
ICE LIBOR USD 3 Month + 2.5000%, 0%, 12/12/24(a),‡	11,287,000	11,237,676
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 4.0935%, 1/19/21‡	981,575	979,278
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.3435%, 1/19/24‡	9,055,830	9,042,971
		49,399,365

Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Consumer Cyclical – 0.6%
Aramark Services Inc, ICE LIBOR USD 3 Month + 1.7500%, 3.7154%, 3/28/24‡	$10,229,853	$10,217,065
Golden Nugget Inc/NV, ICE LIBOR USD 3 Month + 3.2500%, 4.8230%, 10/4/23‡	13,058,716	13,033,382
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 1.7500%, 3.8411%, 10/25/23‡	24,468,361	24,458,084
KFC Holding Co, ICE LIBOR USD 3 Month + 1.7500%, 3.8351%, 4/3/25‡	27,592,645	27,299,611
Wyndham Hotels & Resorts Inc,
ICE LIBOR USD 3 Month + 1.7500%, 3.7256%, 5/30/25‡	4,595,000	4,583,512
		79,591,654
Consumer Non-Cyclical – 0.4%
Coty Inc, ICE LIBOR USD 3 Month + 2.2500%, 4.2796%, 4/7/25‡	15,063,930	14,706,162
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 3.7500%, 0%, 6/23/25(a),‡	15,264,000	15,149,520
Gentiva Health Services Inc,
ICE LIBOR USD 3 Month + 3.7500%, 0%, 6/23/25(a),‡	9,540,018	9,468,468
IQVIA Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.3344%, 3/7/24‡	3,481,829	3,476,397
Moffett Towers Phase II,
ICE LIBOR USD 1 Month + 2.8000%, 4.8740%, 6/15/21‡,§	15,615,480	15,522,730
Post Holdings Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.1000%, 5/24/24‡	2,772,990	2,754,300
Valeant Pharmaceuticals International Inc,
ICE LIBOR USD 3 Month + 3.0000%, 4.9825%, 6/2/25‡	643,000	640,389
		61,717,966
Electric – 0%
NRG Energy Inc, ICE LIBOR USD 3 Month + 1.7500%, 4.0844%, 6/30/23‡	942,193	935,484
Technology – 0.4%
CommScope Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.0935%, 12/29/22‡	12,504,908	12,536,170
Microchip Technology Inc,
ICE LIBOR USD 3 Month + 2.0000%, 4.1000%, 5/29/25‡	14,859,000	14,828,093
SS&C Technologies Holdings Europe Sarl,
ICE LIBOR USD 3 Month + 2.5000%, 4.5935%, 4/16/25‡	9,186,260	9,181,115
SS&C Technologies Inc, ICE LIBOR USD 3 Month + 2.5000%, 4.5935%, 4/16/25‡	24,818,479	24,804,581
		61,349,959
Total Bank Loans and Mezzanine Loans (cost $296,284,407)		294,649,546
Corporate Bonds – 11.1%
Banking – 2.0%
Ally Financial Inc, 3.2500%, 11/5/18	5,925,000	5,925,000
Ally Financial Inc, 8.0000%, 12/31/18	3,430,000	3,494,312
Bank of America Corp, 2.5030%, 10/21/22	39,759,000	38,054,065
Capital One Financial Corp, 3.3000%, 10/30/24	5,818,000	5,523,676
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.6781%, 5/1/20‡	40,515,000	40,544,009
Citigroup Inc, 4.6000%, 3/9/26	5,372,000	5,362,557
Citigroup Inc, 3.2000%, 10/21/26	8,069,000	7,507,863
Citizens Bank NA/Providence RI, 2.6500%, 5/26/22	5,175,000	5,002,887
Citizens Financial Group Inc, 3.7500%, 7/1/24	3,512,000	3,389,253
Citizens Financial Group Inc, 4.3500%, 8/1/25	2,499,000	2,470,974
Citizens Financial Group Inc, 4.3000%, 12/3/25	13,975,000	13,880,788
First Republic Bank/CA, 4.6250%, 2/13/47	6,748,000	6,656,486
Goldman Sachs Capital I, 6.3450%, 2/15/34	14,903,000	16,990,748
HSBC Holdings PLC, ICE LIBOR USD 3 Month + 0.6000%, 2.9256%, 5/18/21‡	22,764,000	22,797,167
JPMorgan Chase & Co, 2.2950%, 8/15/21	14,888,000	14,382,283
JPMorgan Chase & Co, 4.1250%, 12/15/26	9,450,000	9,327,334
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3400%, 2.7017%, 4/26/21‡	27,198,000	27,204,554
JPMorgan Chase Bank NA, ICE LIBOR USD 3 Month + 0.3500%, 3.0860%, 4/26/21‡	24,953,000	24,893,598
Morgan Stanley, 3.9500%, 4/23/27	8,205,000	7,818,883
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.3900%, 2.7488%, 4/30/21‡	28,056,000	28,046,513
SVB Financial Group, 5.3750%, 9/15/20	10,783,000	11,240,258
		300,513,208
Basic Industry – 0.8%
Anglo American Capital PLC, 4.1250%, 9/27/22 (144A)	2,431,000	2,443,559
CF Industries Inc, 4.5000%, 12/1/26 (144A)	10,917,000	10,835,849
CF Industries Inc, 5.3750%, 3/15/44	10,337,000	9,122,402
Freeport-McMoRan Inc, 3.1000%, 3/15/20	3,551,000	3,479,980
Freeport-McMoRan Inc, 3.5500%, 3/1/22	14,747,000	14,009,650
Freeport-McMoRan Inc, 4.5500%, 11/14/24	5,831,000	5,539,450
Freeport-McMoRan Inc, 5.4500%, 3/15/43	5,859,000	5,139,515
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	17,879,000	17,763,454
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	9,355,000	9,310,015
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	9,155,000	9,358,475
Sherwin-Williams Co, 2.7500%, 6/1/22	3,665,000	3,547,199
Steel Dynamics Inc, 4.1250%, 9/15/25	9,398,000	9,010,332
Steel Dynamics Inc, 5.0000%, 12/15/26	4,367,000	4,367,000
Teck Resources Ltd, 4.5000%, 1/15/21	4,023,000	4,023,000

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Teck Resources Ltd, 4.7500%, 1/15/22	$5,796,000	$5,808,114
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	9,212,000	10,098,655
		123,856,649
Brokerage – 0.6%
Cboe Global Markets Inc, 3.6500%, 1/12/27	12,181,000	11,749,928
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.6494%, 5/21/21‡	14,435,000	14,493,591
Charles Schwab Corp, 3.2500%, 5/21/21	4,475,000	4,492,554
Charles Schwab Corp, 3.0000%, 3/10/25	3,910,000	3,758,286
E*TRADE Financial Corp, 2.9500%, 8/24/22	12,161,000	11,776,623
E*TRADE Financial Corp, 3.8000%, 8/24/27	14,478,000	13,854,080
E*TRADE Financial Corp, 4.5000%, 6/20/28	5,560,000	5,562,039
Raymond James Financial Inc, 5.6250%, 4/1/24	6,341,000	6,804,836
Raymond James Financial Inc, 3.6250%, 9/15/26	6,268,000	6,017,140
Raymond James Financial Inc, 4.9500%, 7/15/46	11,085,000	11,263,976
TD Ameritrade Holding Corp, 3.6250%, 4/1/25	7,235,000	7,156,704
		96,929,757
Capital Goods – 0.9%
Arconic Inc, 5.8700%, 2/23/22	1,969,000	2,054,652
Arconic Inc, 5.1250%, 10/1/24	14,747,000	14,646,278
Ball Corp, 4.3750%, 12/15/20	6,386,000	6,433,895
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.2900%, 2.6458%, 5/11/20‡	3,740,000	3,749,225
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.3800%, 2.7358%, 5/11/21‡	3,740,000	3,753,026
HD Supply Inc, 5.7500%, 4/15/24 (144A)Ç	23,743,000	24,841,114
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	22,065,000	22,821,609
Martin Marietta Materials Inc, 4.2500%, 7/2/24	6,155,000	6,208,369
Masonite International Corp, 5.6250%, 3/15/23 (144A)	4,128,000	4,219,642
Northrop Grumman Corp, 2.5500%, 10/15/22	13,938,000	13,421,261
Owens Corning, 4.2000%, 12/1/24	5,726,000	5,646,708
Owens Corning, 3.4000%, 8/15/26	2,760,000	2,515,694
Rockwell Collins Inc, 3.2000%, 3/15/24	5,499,000	5,295,516
Vulcan Materials Co, 4.5000%, 4/1/25	11,726,000	11,780,590
		127,387,579
Communications – 1.4%
American Tower Corp, 3.3000%, 2/15/21	9,836,000	9,824,670
American Tower Corp, 4.4000%, 2/15/26	6,446,000	6,397,775
AT&T Inc, 4.2500%, 3/1/27	13,191,000	12,911,271
AT&T Inc, 4.1000%, 2/15/28 (144A)	13,864,000	13,242,862
AT&T Inc, 5.2500%, 3/1/37	3,531,000	3,478,663
AT&T Inc, 5.1500%, 11/15/46 (144A)	8,173,000	7,693,932
BellSouth LLC, 4.3330%, 4/26/19 (144A)	27,795,000	28,084,984
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	9,129,000	9,191,762
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.9080%, 7/23/25	14,702,000	14,843,043
Crown Castle International Corp, 5.2500%, 1/15/23	8,030,000	8,411,533
Crown Castle International Corp, 3.2000%, 9/1/24	8,132,000	7,671,481
Crown Castle Towers LLC, 3.7200%, 7/15/23 (144A)	7,213,000	7,213,000
Crown Castle Towers LLC, 4.2410%, 7/15/28 (144A)	11,987,000	11,997,597
UBM PLC, 5.7500%, 11/3/20 (144A)	12,264,000	12,505,744
Unitymedia GmbH, 6.1250%, 1/15/25 (144A)	12,059,000	12,420,770
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH,
5.0000%, 1/15/25 (144A)	12,868,000	13,028,850
Verizon Communications Inc, 2.6250%, 8/15/26	12,504,000	11,093,822
Verizon Communications Inc, 4.8620%, 8/21/46	4,836,000	4,617,573
Warner Media LLC, 3.6000%, 7/15/25	7,778,000	7,393,191
		202,022,523
Consumer Cyclical – 0.9%
1011778 BC ULC / New Red Finance Inc, 4.6250%, 1/15/22 (144A)	9,009,000	9,009,000
Amazon.com Inc, 2.8000%, 8/22/24	6,000,000	5,720,399
DR Horton Inc, 3.7500%, 3/1/19	8,344,000	8,370,085
General Motors Financial Co Inc, 3.2000%, 7/13/20	14,824,000	14,754,487
General Motors Financial Co Inc, 3.5500%, 4/9/21	10,937,000	10,903,169
IHO Verwaltungs GmbH, 4.1250%, 9/15/21 (144A)	2,393,000	2,357,105
IHO Verwaltungs GmbH, 4.5000%, 9/15/23 (144A)	1,747,000	1,672,753
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	6,025,000	6,077,719
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	10,561,000	10,455,390
MDC Holdings Inc, 5.5000%, 1/15/24	9,186,000	9,277,860
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	5,377,000	5,444,212
MGM Resorts International, 6.7500%, 10/1/20	15,311,000	16,038,272
MGM Resorts International, 6.6250%, 12/15/21	6,184,000	6,508,660
MGM Resorts International, 7.7500%, 3/15/22	2,222,000	2,421,980
MGM Resorts International, 6.0000%, 3/15/23	1,111,000	1,144,330

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Toll Brothers Finance Corp, 4.0000%, 12/31/18	$3,398,000	$3,397,575
Toll Brothers Finance Corp, 5.8750%, 2/15/22	3,113,000	3,229,738
Toll Brothers Finance Corp, 4.3750%, 4/15/23	1,750,000	1,715,000
Wyndham Destinations Inc, 4.1500%, 4/1/24	6,899,000	6,786,891
Wyndham Destinations Inc, 5.1000%, 10/1/25	3,552,000	3,636,360
Wyndham Destinations Inc, 4.5000%, 4/1/27	3,967,000	3,867,825
		132,788,810
Consumer Non-Cyclical – 0.7%
Allergan Funding SCS, 3.0000%, 3/12/20	7,708,000	7,669,427
Becton Dickinson and Co, 2.8940%, 6/6/22	6,119,000	5,916,834
CVS Health Corp, 4.7500%, 12/1/22	4,870,000	5,050,385
CVS Health Corp, 4.1000%, 3/25/25	16,638,000	16,546,829
CVS Health Corp, 4.3000%, 3/25/28	23,093,000	22,770,153
CVS Health Corp, 5.0500%, 3/25/48	8,158,000	8,239,553
HCA Inc, 3.7500%, 3/15/19	6,292,000	6,315,595
HCA Inc, 5.0000%, 3/15/24	7,633,000	7,633,000
HCA Inc, 5.2500%, 6/15/26	7,025,000	6,977,230
Sysco Corp, 2.5000%, 7/15/21	2,569,000	2,508,427
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	1,264,000	1,150,079
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	7,318,000	6,318,697
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24	10,904,000	10,889,022
		107,985,231
Electric – 0.2%
Duke Energy Corp, 1.8000%, 9/1/21	3,791,000	3,626,850
Duke Energy Corp, 2.4000%, 8/15/22	5,326,000	5,120,913
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	1,785,000	1,718,063
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	10,425,000	10,843,595
Southern Co, 2.9500%, 7/1/23	8,055,000	7,767,182
		29,076,603
Energy – 1.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 3.5000%, 12/1/22	3,139,000	3,066,092
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 5.2500%, 1/15/25	3,296,000	3,378,004
Cheniere Corpus Christi Holdings LLC, 5.1250%, 6/30/27	12,026,000	11,920,772
Columbia Pipeline Group Inc, 4.5000%, 6/1/25	4,472,000	4,475,671
Continental Resources Inc/OK, 5.0000%, 9/15/22	22,659,000	23,000,245
Continental Resources Inc/OK, 4.5000%, 4/15/23	14,817,000	15,045,963
Enbridge Energy Partners LP, 5.8750%, 10/15/25	6,028,000	6,558,279
Energy Transfer Equity LP, 4.2500%, 3/15/23	6,781,000	6,543,733
Energy Transfer Equity LP, 5.8750%, 1/15/24	6,488,000	6,650,200
Energy Transfer Equity LP, 5.5000%, 6/1/27	4,838,000	4,838,000
Energy Transfer Partners LP, 4.1500%, 10/1/20	5,757,000	5,826,717
Energy Transfer Partners LP, 4.9500%, 6/15/28	7,081,000	7,056,254
Energy Transfer Partners LP, 6.0000%, 6/15/48	8,023,000	7,997,405
Energy Transfer Partners LP / Regency Energy Finance Corp, 5.7500%, 9/1/20	4,061,000	4,220,597
EnLink Midstream Partners LP, 4.1500%, 6/1/25	4,117,000	3,803,859
EnLink Midstream Partners LP, 4.8500%, 7/15/26	11,840,000	11,215,433
EQT Midstream Partners LP, 5.5000%, 7/15/28	11,745,000	11,738,491
Kinder Morgan Energy Partners LP, 3.5000%, 3/1/21	2,546,000	2,541,357
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	5,278,000	5,480,569
Kinder Morgan Energy Partners LP, 3.9500%, 9/1/22	5,641,000	5,638,608
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	544,000	578,245
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	2,309,000	2,381,321
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	1,548,000	1,532,520
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	3,970,000	3,920,375
NuStar Logistics LP, 5.6250%, 4/28/27	9,626,000	9,313,155
Phillips 66 Partners LP, 3.6050%, 2/15/25	6,261,000	5,968,542
Phillips 66 Partners LP, 3.7500%, 3/1/28	2,709,000	2,530,806
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	2,957,000	2,945,833
Regency Energy Partners LP / Regency Energy Finance Corp, 5.8750%, 3/1/22	7,294,000	7,714,134
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27	11,166,000	11,342,942
Williams Cos Inc, 3.7000%, 1/15/23	3,505,000	3,391,088
Williams Partners LP, 3.6000%, 3/15/22	4,588,000	4,564,370
		207,179,580
Financial Institutions – 0.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	12,000,000	12,267,828
Kennedy-Wilson Inc, 5.8750%, 4/1/24	18,426,000	17,873,220
		30,141,048
Insurance – 0.3%
Aetna Inc, 2.8000%, 6/15/23	5,155,000	4,914,372
Centene Corp, 4.7500%, 5/15/22	738,000	742,613
Centene Corp, 6.1250%, 2/15/24	8,571,000	9,031,691
Centene Corp, 4.7500%, 1/15/25	8,382,000	8,340,090
Centene Escrow I Corp, 5.3750%, 6/1/26 (144A)	7,142,000	7,235,774

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Insurance – (continued)
UnitedHealth Group Inc, 2.3750%, 10/15/22	$4,976,000	$4,782,968
WellCare Health Plans Inc, 5.2500%, 4/1/25	8,880,000	8,835,600
		43,883,108
Natural Gas – 0.1%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.8477%, 1/15/21‡	10,085,000	10,090,072
Owned No Guarantee – 0.1%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	5,768,000	5,746,847
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	5,300,000	5,286,180
Syngenta Finance NV, 4.4410%, 4/24/23 (144A)	1,012,000	1,006,003
Syngenta Finance NV, 4.8920%, 4/24/25 (144A)	2,153,000	2,110,363
		14,149,393
Real Estate Investment Trusts (REITs) – 0.4%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	5,494,000	5,448,959
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	14,963,000	15,438,901
Alexandria Real Estate Equities Inc, 4.5000%, 7/30/29	4,752,000	4,732,789
Reckson Operating Partnership LP, 7.7500%, 3/15/20	15,865,000	16,949,053
Senior Housing Properties Trust, 6.7500%, 4/15/20	3,367,000	3,488,432
Senior Housing Properties Trust, 6.7500%, 12/15/21	3,740,000	4,005,845
SL Green Realty Corp, 5.0000%, 8/15/18	8,113,000	8,125,077
		58,189,056
Technology – 1.1%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24	3,009,000	2,911,629
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	5,568,000	5,164,285
Cadence Design Systems Inc, 4.3750%, 10/15/24	14,242,000	14,419,330
First Data Corp, 7.0000%, 12/1/23 (144A)	12,086,000	12,588,536
Marvell Technology Group Ltd, 4.2000%, 6/22/23	5,556,000	5,548,525
Marvell Technology Group Ltd, 4.8750%, 6/22/28	6,303,000	6,254,758
Microchip Technology Inc, 3.9220%, 6/1/21 (144A)	6,028,000	6,037,555
Total System Services Inc, 3.8000%, 4/1/21	6,313,000	6,355,715
Total System Services Inc, 4.8000%, 4/1/26	13,021,000	13,344,056
Trimble Inc, 4.1500%, 6/15/23	3,999,000	4,003,832
Trimble Inc, 4.7500%, 12/1/24	21,363,000	21,807,141
Trimble Inc, 4.9000%, 6/15/28	30,019,000	29,953,923
Verisk Analytics Inc, 4.8750%, 1/15/19	7,016,000	7,079,261
Verisk Analytics Inc, 5.8000%, 5/1/21	12,036,000	12,741,458
Verisk Analytics Inc, 4.1250%, 9/12/22	6,825,000	6,948,767
Verisk Analytics Inc, 5.5000%, 6/15/45	7,953,000	8,191,509
		163,350,280
Total Corporate Bonds (cost $1,666,151,404)		1,647,542,897
Mortgage-Backed Securities – 8.4%
Fannie Mae Pool:
7.5000%, 7/1/28	145,028	158,485
6.0000%, 2/1/37	467,298	526,127
3.5000%, 10/1/42	5,867,161	5,882,520
4.5000%, 11/1/42	1,900,897	1,999,754
3.5000%, 12/1/42	13,805,141	13,794,481
3.0000%, 2/1/43	467,382	456,244
3.5000%, 2/1/43	13,696,970	13,686,374
3.5000%, 2/1/43	3,343,240	3,340,652
3.0000%, 5/1/43	1,723,912	1,682,710
3.5000%, 4/1/44	6,555,273	6,579,143
5.0000%, 7/1/44	446,692	483,540
4.5000%, 10/1/44	4,402,746	4,642,173
3.5000%, 2/1/45	13,579,987	13,569,472
4.5000%, 3/1/45	7,273,300	7,669,193
4.5000%, 6/1/45	4,308,603	4,515,965
3.0000%, 10/1/45	3,580,503	3,470,779
3.0000%, 10/1/45	2,308,645	2,237,899
3.5000%, 12/1/45	4,288,468	4,298,864
3.0000%, 1/1/46	477,031	462,816
4.5000%, 2/1/46	11,315,178	11,899,174
3.0000%, 3/1/46	15,389,253	14,926,259
3.0000%, 3/1/46	10,285,551	9,976,103
3.5000%, 7/1/46	7,788,154	7,779,739
3.5000%, 8/1/46	4,582,285	4,573,077
4.0000%, 10/1/46	531,047	543,592
3.0000%, 11/1/46	2,261,121	2,195,700
3.0000%, 11/1/46	2,108,582	2,047,558
4.5000%, 12/1/46	4,425,052	4,634,139
3.0000%, 2/1/47	19,592,002	19,144,573
4.0000%, 4/30/47	24,375,000	25,379,040
4.3888%, 4/30/47	13,095,000	13,029,432
4.0000%, 5/1/47	2,888,491	2,947,661

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 5/1/47	$1,423,795	$1,499,462
4.5000%, 5/1/47	1,195,544	1,255,207
4.5000%, 5/1/47	1,172,946	1,230,221
4.5000%, 5/1/47	881,962	929,386
4.5000%, 5/1/47	822,643	862,812
4.5000%, 5/1/47	690,312	726,681
4.5000%, 5/1/47	404,474	424,659
4.5000%, 5/1/47	292,418	307,662
4.5000%, 5/1/47	264,859	278,666
3.5000%, 5/31/47	165,618,000	168,833,324
4.5000%, 5/31/47	61,347,000	64,859,181
4.5000%, 5/31/47	8,490,000	8,823,796
4.0000%, 6/1/47	1,501,384	1,535,751
4.0000%, 6/1/47	742,136	756,920
4.0000%, 6/1/47	709,922	726,172
4.0000%, 6/1/47	337,754	344,958
4.5000%, 6/1/47	5,263,843	5,520,872
4.5000%, 6/1/47	507,427	533,879
4.0000%, 7/1/47	1,287,166	1,316,749
4.0000%, 7/1/47	1,227,946	1,256,054
4.0000%, 7/1/47	558,709	571,499
4.0000%, 7/1/47	386,290	395,132
4.5000%, 7/1/47	3,760,078	3,943,681
4.5000%, 7/1/47	3,390,052	3,555,588
4.5000%, 7/1/47	3,265,441	3,424,892
3.5000%, 8/1/47	4,060,896	4,050,215
3.5000%, 8/1/47	2,566,198	2,559,250
4.0000%, 8/1/47	7,468,317	7,623,375
4.0000%, 8/1/47	2,333,503	2,386,916
4.0000%, 8/1/47	1,365,841	1,397,106
4.0000%, 8/1/47	613,238	626,003
4.5000%, 8/1/47	4,524,282	4,745,201
4.5000%, 8/1/47	881,834	925,025
3.5000%, 9/1/47	20,772,848	20,679,170
4.0000%, 9/1/47	711,926	728,289
4.5000%, 9/1/47	2,985,368	3,131,596
4.5000%, 9/1/47	1,040,001	1,090,941
3.5000%, 10/1/47	17,344,886	17,296,575
4.0000%, 10/1/47	3,379,423	3,457,089
4.0000%, 10/1/47	2,875,153	2,941,234
4.0000%, 10/1/47	2,650,337	2,711,251
4.0000%, 10/1/47	1,875,689	1,918,799
4.0000%, 10/1/47	1,546,007	1,581,541
4.5000%, 10/1/47	707,533	742,187
4.5000%, 10/1/47	328,801	344,856
4.0000%, 11/1/47	8,255,786	8,430,691
4.0000%, 11/1/47	4,693,565	4,794,163
4.0000%, 11/1/47	3,849,741	3,938,220
4.0000%, 11/1/47	1,513,447	1,548,231
4.5000%, 11/1/47	3,502,993	3,674,573
3.5000%, 12/1/47	8,453,162	8,415,041
3.5000%, 12/1/47	7,068,111	7,059,006
3.5000%, 12/1/47	4,816,824	4,804,080
4.0000%, 12/1/47	9,259,544	9,458,010
3.5000%, 1/1/48	7,081,025	7,067,666
3.5000%, 1/1/48	5,264,997	5,261,349
4.0000%, 1/1/48	18,002,879	18,423,263
4.0000%, 1/1/48	17,670,115	18,048,805
3.5000%, 3/1/48	3,099,915	3,097,768
4.0000%, 3/1/48	7,412,184	7,585,268
4.5000%, 3/1/48	5,990,503	6,302,018
4.5000%, 4/1/48	4,540,174	4,781,175
4.0000%, 5/1/48	19,089,168	19,471,343
4.0000%, 5/1/48	18,260,283	18,624,031
4.5000%, 5/1/48	3,686,399	3,896,336
4.5000%, 5/1/48	3,134,454	3,292,638
4.0000%, 6/1/48	44,592,089	45,489,159
4.0000%, 6/1/48	7,708,000	7,861,545
4.5000%, 6/1/48	3,492,692	3,682,979
3.5000%, 8/1/56	23,688,688	23,523,876
3.0000%, 2/1/57	17,076,524	16,399,894
		828,314,189
Freddie Mac Gold Pool:
6.0000%, 4/1/40	8,231,370	9,254,602

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 2/1/43	$5,022,696	$5,022,238
3.5000%, 2/1/44	5,256,995	5,256,516
4.5000%, 5/1/44	211,522	222,850
3.0000%, 1/1/45	4,839,020	4,707,842
4.0000%, 4/1/45	93,417	96,061
4.0000%, 5/1/46	3,585,503	3,668,475
3.5000%, 7/1/46	14,984,221	15,006,113
3.5000%, 7/1/46	4,684,532	4,668,024
3.0000%, 10/1/46	17,805,647	17,262,649
3.0000%, 12/1/46	18,249,852	17,692,999
4.0000%, 8/1/47	11,350,083	11,585,498
3.5000%, 9/1/47	11,457,856	11,403,874
3.5000%, 9/1/47	6,546,996	6,516,151
3.5000%, 10/1/47	12,670,587	12,609,746
3.5000%, 11/1/47	5,657,515	5,637,614
3.5000%, 12/1/47	19,471,569	19,439,685
3.5000%, 12/1/47	4,256,169	4,250,849
3.5000%, 2/1/48	6,535,990	6,507,574
3.5000%, 2/1/48	6,424,480	6,403,867
3.5000%, 3/1/48	29,900,577	29,791,349
3.5000%, 3/1/48	17,592,378	17,505,269
3.5000%, 3/1/48	4,221,106	4,200,164
4.0000%, 3/1/48	4,768,561	4,877,551
4.0000%, 4/1/48	25,793,876	26,299,618
4.0000%, 4/1/48	4,688,796	4,793,063
4.0000%, 5/1/48	20,045,199	20,450,159
4.0000%, 5/1/48	12,541,162	12,785,630
4.0000%, 6/1/48	28,458,833	29,033,780
4.0000%, 6/1/48	5,449,000	5,559,296
		322,509,106
Ginnie Mae I Pool:
6.0000%, 1/15/34	137,246	155,703
4.0000%, 1/15/45	16,214,609	16,735,944
4.5000%, 8/15/46	18,967,141	20,177,449
4.0000%, 7/15/47	10,133,158	10,390,420
4.0000%, 8/15/47	2,117,022	2,170,769
4.0000%, 11/15/47	4,290,308	4,411,770
4.0000%, 12/15/47	5,432,395	5,586,424
		59,628,479
Ginnie Mae II Pool:
4.5000%, 10/20/41	4,790,804	4,984,961
4.0000%, 8/20/47	1,634,341	1,686,155
4.0000%, 8/20/47	795,145	820,035
4.0000%, 8/20/47	393,558	406,035
3.0000%, 10/20/47	13,822,548	13,528,147
4.5000%, 5/20/48	10,034,884	10,593,092
4.5000%, 5/20/48	2,395,482	2,528,736
		34,547,161
Total Mortgage-Backed Securities (cost $1,260,279,467)		1,244,998,935
United States Treasury Notes/Bonds – 9.6%
2.2500%, 2/29/20	31,215,000	31,085,751
2.2500%, 3/31/20	114,698,000	114,173,795
2.3750%, 4/30/20	215,288,000	214,716,141
2.5000%, 5/31/20	257,276,000	257,152,457
2.7500%, 5/31/23	47,274,000	47,316,473
2.2500%, 11/15/27	46,889,000	44,555,540
2.7500%, 2/15/28	20,834,000	20,647,633
2.8750%, 5/15/28	116,632,000	116,814,237
2.2500%, 8/15/46	39,150,000	33,681,234
2.7500%, 8/15/47	14,000	13,345
2.7500%, 11/15/47	192,692,000	183,667,089
3.0000%, 2/15/48	105,121,000	105,367,377
3.1250%, 5/15/48	250,142,500	256,855,309
Total United States Treasury Notes/Bonds (cost $1,412,681,445)		1,426,046,381
Common Stocks – 63.0%
Aerospace & Defense – 3.3%
Boeing Co	952,069	319,428,670
General Dynamics Corp	796,987	148,566,347
Northrop Grumman Corp	65,702	20,216,505
		488,211,522
Air Freight & Logistics – 0.6%
United Parcel Service Inc	780,421	82,904,123

Shares or Principal Amounts		Value
Common Stocks – (continued)
Airlines – 0.3%
Delta Air Lines Inc	975,365	$48,319,582
Automobiles – 1.0%
General Motors Co	3,564,733	140,450,480
Banks – 2.6%
Bank of America Corp	3,551,619	100,120,140
US Bancorp	5,714,179	285,823,234
		385,943,374
Biotechnology – 0.2%
AbbVie Inc	338,092	31,324,224
Capital Markets – 3.8%
Blackstone Group LP	2,742,159	88,215,255
CME Group Inc	1,458,826	239,130,758
Goldman Sachs Group Inc	142,081	31,338,806
Morgan Stanley	923,448	43,771,435
TD Ameritrade Holding Corp	2,810,087	153,908,465
		556,364,719
Chemicals – 1.8%
LyondellBasell Industries NV	2,426,679	266,570,688
Consumer Finance – 1.6%
American Express Co	845,469	82,855,962
Synchrony Financial	4,581,169	152,919,421
		235,775,383
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	1,855,270	51,038,478
Equity Real Estate Investment Trusts (REITs) – 1.0%
Crown Castle International Corp	669,927	72,231,529
MGM Growth Properties LLC	1,441,854	43,918,873
Outfront Media Inc	1,998,955	38,879,675
		155,030,077
Food & Staples Retailing – 3.4%
Costco Wholesale Corp	1,162,010	242,836,850
Kroger Co	3,279,338	93,297,166
Sysco Corp	2,410,191	164,591,943
		500,725,959
Food Products – 0.5%
Hershey Co	842,925	78,442,600
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	2,430,209	148,218,447
Medtronic PLC	2,309,431	197,710,388
		345,928,835
Health Care Providers & Services – 0.8%
Aetna Inc	666,141	122,236,873
Hotels, Restaurants & Leisure – 2.5%
Hilton Worldwide Holdings Inc	381,168	30,173,259
McDonald's Corp	1,279,817	200,534,526
Norwegian Cruise Line Holdings Ltd*	972,239	45,938,293
Six Flags Entertainment Corp	870,314	60,965,496
Starbucks Corp	755,545	36,908,373
		374,519,947
Household Products – 0.3%
Clorox Co	378,553	51,199,293
Industrial Conglomerates – 1.5%
3M Co	364,248	71,654,867
Honeywell International Inc	991,646	142,846,606
		214,501,473
Information Technology Services – 4.3%
Accenture PLC	1,171,090	191,578,613
Automatic Data Processing Inc	310,034	41,587,961
Mastercard Inc	2,023,158	397,591,010
		630,757,584
Insurance – 0.5%
Progressive Corp	1,361,761	80,548,163
Internet & Direct Marketing Retail – 0.7%
Booking Holdings Inc*	53,199	107,839,161
Internet Software & Services – 2.4%
Alphabet Inc*	318,227	355,029,953
Leisure Products – 0.5%
Hasbro Inc	842,501	77,771,267
Machinery – 1.2%
Deere & Co	535,016	74,795,237
Parker-Hannifin Corp	292,298	45,554,643
Stanley Black & Decker Inc	483,828	64,257,197
		184,607,077

Shares or Principal Amounts		Value
Common Stocks – (continued)
Media – 1.5%
Comcast Corp	5,629,626	$184,708,029
Madison Square Garden Co*	135,219	41,943,582
		226,651,611
Oil, Gas & Consumable Fuels – 2.2%
Anadarko Petroleum Corp	2,035,819	149,123,742
Suncor Energy Inc	2,478,312	100,817,732
Suncor Energy Inc¤	2,045,212	83,239,895
		333,181,369
Personal Products – 0.7%
Estee Lauder Cos Inc	715,670	102,118,952
Pharmaceuticals – 3.8%
Allergan PLC	1,044,693	174,171,217
Bristol-Myers Squibb Co	1,093,733	60,527,184
Eli Lilly & Co	1,552,108	132,441,376
Merck & Co Inc	3,126,348	189,769,324
		556,909,101
Real Estate Investment Trusts (REITs) – 0%
Colony America Homes III*,¢,£,§	6,162,871	456,052
Real Estate Management & Development – 0.9%
CBRE Group Inc*	2,817,806	134,522,058
Road & Rail – 1.4%
CSX Corp	3,185,078	203,144,275
Semiconductor & Semiconductor Equipment – 2.1%
Intel Corp	4,012,711	199,471,864
Lam Research Corp	647,215	111,871,113
		311,342,977
Software – 6.2%
Activision Blizzard Inc	629,922	48,075,647
Adobe Systems Inc*	1,133,989	276,477,858
Microsoft Corp	5,418,296	534,298,169
salesforce.com Inc*	408,052	55,658,293
		914,509,967
Specialty Retail – 1.8%
Home Depot Inc	1,347,184	262,835,598
Technology Hardware, Storage & Peripherals – 1.9%
Apple Inc	1,537,208	284,552,573
Textiles, Apparel & Luxury Goods – 1.2%
NIKE Inc	2,201,650	175,427,472
Tobacco – 1.9%
Altria Group Inc	4,998,363	283,857,035
Total Common Stocks (cost $6,040,097,942)		9,355,549,875
Investment Companies – 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£ (cost $394,930,119)	394,930,119	394,930,119
Total Investments (total cost $11,829,116,884) – 101.9%		15,120,290,842
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(282,418,787)
Net Assets – 100%		$14,837,872,055

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$14,499,095,334	95.9%
Cayman Islands	265,645,925	1.8
Canada	244,972,849	1.6
United Kingdom	46,146,506	0.3
Germany	29,479,478	0.2
Israel	18,357,798	0.1
Switzerland	14,149,393	0.1
South Africa	2,443,559	0.0

Total	$15,120,290,842	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony America Homes III¢§	$-	$-	$60,184	$456,052
Investment Companies - 2.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$26,586∆	$-	$-	$-
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$4,529,739	$-	$-	$394,930,119
Total Investment Companies	$4,556,325	$-	$-	$394,930,119
Total Affiliated Investments - 2.7%	$4,556,325	$-	$60,184	$395,386,171

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony America Homes III¢§	6,162,871	-	-	6,162,871
Investment Companies - 2.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	-	91,381,250	(91,381,250)	-
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	178,494,294	4,028,385,825	(3,811,950,000)	394,930,119

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2018 is $931,007,590, which represents 6.3% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

¤	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony America Homes III	1/30/13	$487,924	$456,052	0.0%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 2.8911%, 11/25/50	11/29/17 - 3/23/18	16,599,164	16,544,084	0.1
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 3.0911%, 11/25/50	11/29/17	3,279,000	3,270,847	0.0
Moffett Towers Phase II, ICE LIBOR USD 1 Month + 2.8000%, 4.8740%, 6/15/21	6/25/18	15,523,047	15,522,730	0.1
Station Place Securitization Trust 2017-3, ICE LIBOR USD 1 Month + 1.0000%, 2.9613%, 7/24/18	8/11/17 - 1/26/18	14,196,000	14,196,396	0.1
Total		$50,085,135	$49,990,109	0.3%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$756,573,089	$-
Bank Loans and Mezzanine Loans	-	294,649,546	-
Corporate Bonds	-	1,647,542,897	-
Mortgage-Backed Securities	-	1,244,998,935	-
United States Treasury Notes/Bonds	-	1,426,046,381	-
Common Stocks
Real Estate Investment Trusts (REITs)	-	-	456,052
All Other	9,355,093,823	-	-
Investment Companies	-	394,930,119	-
Total Assets	$9,355,093,823	$5,764,740,967	$456,052

Organization and Significant Accounting Policies

Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of June 30, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and

Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of June 30, 2018.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 99.7%
Aerospace & Defense – 4.2%
Axon Enterprise Inc*	623,004	$39,361,393
Harris Corp	473,068	68,377,249
		107,738,642
Banks – 12.9%
Bank of America Corp	2,275,755	64,153,533
Citigroup Inc	2,036,089	136,255,076
PacWest Bancorp	1,536,402	75,928,987
Webster Financial Corp	907,364	57,799,087
		334,136,683
Biotechnology – 3.2%
BioCryst Pharmaceuticals Inc*	1,036,889	5,941,374
HLS Therapeutics Inc*,£,§	1,935,741	13,150,374
Insmed Inc*	961,263	22,733,870
Shire PLC (ADR)	234,723	39,621,242
		81,446,860
Capital Markets – 9.0%
E*TRADE Financial Corp*	861,706	52,701,939
Intercontinental Exchange Inc	1,134,864	83,469,247
TD Ameritrade Holding Corp	1,750,128	95,854,511
		232,025,697
Chemicals – 4.1%
Air Products & Chemicals Inc	418,718	65,206,954
Platform Specialty Products Corp*	3,409,211	39,546,848
		104,753,802
Construction Materials – 1.2%
Summit Materials Inc	1,201,766	31,546,357
Containers & Packaging – 5.1%
Ball Corp	3,685,140	131,006,727
Electronic Equipment, Instruments & Components – 2.0%
Flex Ltd*	3,752,449	52,947,055
Health Care Equipment & Supplies – 8.0%
Abbott Laboratories	2,090,286	127,486,543
DexCom Inc*	197,133	18,723,692
Glaukos Corp*	626,548	25,462,911
ICU Medical Inc*	115,232	33,837,877
		205,511,023
Hotels, Restaurants & Leisure – 0.9%
Norwegian Cruise Line Holdings Ltd*	481,010	22,727,722
Independent Power and Renewable Electricity Producers – 2.4%
NRG Energy Inc	2,030,690	62,342,183
Industrial Conglomerates – 1.9%
General Electric Co	3,642,065	49,568,505
Information Technology Services – 3.1%
Pagseguro Digital Ltd*	1,133,874	31,465,003
WEX Inc*	260,114	49,546,515
		81,011,518
Internet Software & Services – 6.9%
Alphabet Inc*	80,740	90,077,581
Altaba Inc*	640,069	46,859,451
Trade Desk Inc*,#	439,866	41,259,431
		178,196,463
Leisure Products – 1.7%
Hasbro Inc#	463,218	42,759,654
Machinery – 4.6%
Stanley Black & Decker Inc	630,783	83,774,290
Wabtec Corp/DE	368,797	36,356,008
		120,130,298
Media – 4.0%
Liberty Media Corp-Liberty Formula One*	1,490,573	55,344,975
Vivendi SA	1,921,074	46,993,013
		102,337,988
Metals & Mining – 1.3%
Constellium NV*	3,344,342	34,446,723
Oil, Gas & Consumable Fuels – 1.5%
Anadarko Petroleum Corp	542,095	39,708,459
Pharmaceuticals – 5.8%
Allergan PLC	530,275	88,407,448
Amneal Pharmaceuticals Inc*	703,805	11,549,440

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
ATLAS HOLDINGS INC*,§	714,568	$11,726,061
Collegium Pharmaceutical Inc*	957,067	22,826,048
Indivior PLC*	2,993,129	15,005,191
		149,514,188
Real Estate Investment Trusts (REITs) – 0%
Colony America Homes III*,¢,§	1,377,158	101,910
Semiconductor & Semiconductor Equipment – 3.6%
Microchip Technology Inc	1,022,710	93,015,474
Software – 6.5%
Dell Technologies Inc Class V*	457,889	38,728,252
Ultimate Software Group Inc*	504,861	129,905,784
		168,634,036
Specialty Retail – 3.1%
Tractor Supply Co	1,035,384	79,196,522
Technology Hardware, Storage & Peripherals – 1.4%
NCR Corp*	1,229,235	36,852,465
Textiles, Apparel & Luxury Goods – 1.3%
Under Armour Inc*,#	1,603,062	33,792,547
Total Common Stocks (cost $2,265,091,431)		2,575,449,501
Investment Companies – 1.0%
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	16,797,534	16,797,534
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	9,505,753	9,505,753
Total Investment Companies (cost $26,303,287)		26,303,287
Total Investments (total cost $2,291,394,718) – 100.7%		2,601,752,788
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(18,847,271)
Net Assets – 100%		$2,582,905,517

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,434,221,616	93.6%
United Kingdom	54,626,433	2.1
France	46,993,013	1.8
Netherlands	34,446,723	1.3
Brazil	31,465,003	1.2

Total	$2,601,752,788	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 0.5%
Biotechnology - 0.5%
HLS Therapeutics Inc*§	$-	$-	$(2,858,204)	$13,150,374
Investment Companies - 1.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$352,153∆	$-	$-	$16,797,534
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$309,280	$-	$-	$9,505,753
Total Investment Companies	$661,433	$-	$-	$26,303,287
Total Affiliated Investments - 1.5%	$661,433	$-	$(2,858,204)	$39,453,661

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 0.5%
Biotechnology - 0.5%
HLS Therapeutics Inc*§	1,935,741	-	-	1,935,741
Investment Companies - 1.0%
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	-	547,540,836	(530,743,302)	16,797,534
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	118,010,490	471,867,263	(580,372,000)	9,505,753

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Forward foreign currency exchange contracts, sold	$35,852,664

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
ATLAS HOLDINGS INC	10/17/17	$13,040,866	$11,726,061	0.5%
Colony America Homes III	1/30/13	109,351	101,910	0.0
HLS Therapeutics Inc	7/2/15	17,597,650	13,150,374	0.5
Total		$30,747,867	$24,978,345	1.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets

Investments in Securities:
Common Stocks
Biotechnology	$68,296,486	$13,150,374	$-
Media	55,344,975	46,993,013	-
Pharmaceuticals	122,782,936	26,731,252	-
Real Estate Investment Trusts (REITs)	-	-	101,910
All Other	2,242,048,555	-	-
Investment Companies	-	26,303,287	-
Total Assets	$2,488,472,952	$113,177,926	$101,910

Organization and Significant Accounting Policies

Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820 Guidance. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued as follows: 1) at cost; 2) estimated escrow receivable.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $98,447,984 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets of $16,008,578 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

There were no Forward Foreign Currency Exchange Contracts held at June 30, 2018.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition

(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 92.9%
Auto Components – 1.4%
Fuyao Glass Industry Group Co Ltd (144A)	310,800	$1,049,150
Mahle-Metal Leve SA	232,658	1,562,261
		2,611,411
Banks – 10.1%
Banco Bradesco SA	624,358	3,928,219
City Union Bank Ltd	412,158	1,111,239
Commercial International Bank Egypt SAE (GDR)	608,958	3,010,333
Guaranty Trust Bank PLC	2,986,163	334,962
Guaranty Trust Bank PLC (GDR)	297,309	1,635,199
Kasikornbank PCL	427,100	2,573,043
Komercni banka as	53,500	2,251,684
Standard Bank Group Ltd	281,236	3,920,030
		18,764,709
Beverages – 8.4%
Cia Cervecerias Unidas SA (ADR)	192,101	4,790,999
Fomento Economico Mexicano SAB de CV	42,126	371,179
Fomento Economico Mexicano SAB de CV (ADR)	40,988	3,598,337
Guinness Nigeria PLC	2,794,559	756,638
Heineken Holding NV	54,193	5,185,378
Nigerian Breweries PLC	2,949,693	932,994
		15,635,525
Capital Markets – 1.2%
Aditya Birla Capital Ltd*	1,163,693	2,260,152
Chemicals – 1.6%
African Oxygen Ltd	1,329,798	2,879,252
Construction Materials – 3.0%
Grasim Industries Ltd	375,342	5,509,345
Containers & Packaging – 1.9%
Greatview Aseptic Packaging Co Ltd	3,094,000	1,843,280
Nampak Ltd*	1,423,550	1,628,977
		3,472,257
Diversified Financial Services – 1.4%
Remgro Ltd	174,063	2,589,588
Electric Utilities – 0.9%
Tata Power Co Ltd	1,552,538	1,659,729
Electronic Equipment, Instruments & Components – 1.4%
Delta Electronics Inc	356,465	1,279,133
Delta Electronics Thailand PCL	766,000	1,350,896
		2,630,029
Food & Staples Retailing – 0.7%
Shoprite Holdings Ltd	82,760	1,327,738
Food Products – 18.5%
Century Pacific Food Inc	4,344,900	1,303,146
China Mengniu Dairy Co Ltd*	520,800	1,756,512
Grupo Herdez SAB de CV	1,534,097	3,234,232
Nestle Nigeria PLC	405,792	1,770,001
Standard Foods Corp	1,305,041	2,639,812
Tiger Brands Ltd	343,587	8,311,594
Uni-President China Holdings Ltd	3,991,000	5,124,687
Uni-President Enterprises Corp	3,374,280	8,558,850
Universal Robina Corp	707,920	1,605,497
		34,304,331
Gas Utilities – 0.5%
China Resources Gas Group Ltd	224,000	968,195
Hotels, Restaurants & Leisure – 0.5%
City Lodge Hotels Ltd	85,914	888,761
Household Durables – 0.6%
Steinhoff Africa Retail Ltd*	866,604	1,052,449
Household Products – 2.7%
PZ Cussons PLC	950,273	2,825,163
Vinda International Holdings Ltd	1,270,000	2,198,228
		5,023,391
Independent Power and Renewable Electricity Producers – 0.7%
Engie Brasil Energia SA	154,112	1,361,356
Industrial Conglomerates – 4.7%
LG Corp	74,164	4,792,987
Quinenco SA	1,353,054	3,980,265
		8,773,252

Shares		Value
Common Stocks – (continued)
Information Technology Services – 6.7%
Cognizant Technology Solutions Corp	47,976	$3,789,624
Infosys Ltd	154,236	2,959,489
Tata Consultancy Services Ltd	214,337	5,768,640
		12,517,753
Insurance – 0.8%
Samsung Fire & Marine Insurance Co Ltd	6,129	1,451,543
Leisure Products – 2.0%
Merida Industry Co Ltd	733,000	3,664,872
Machinery – 0.7%
WEG SA	292,510	1,226,655
Marine – 0.2%
Cia Sud Americana de Vapores SA*	14,858,113	423,516
Metals & Mining – 3.3%
Newcrest Mining Ltd	381,456	6,182,122
Oil, Gas & Consumable Fuels – 1.2%
Cairn Energy PLC*	672,332	2,216,810
International Petroleum Ltd*,¢	955,965	0
Paper & Forest Products – 2.1%
Duratex SA	1,715,706	3,852,037
Personal Products – 4.7%
LG Household & Health Care Ltd	1,493	1,869,278
Natura Cosmeticos SA	245,076	1,914,439
Unilever PLC	87,602	4,844,975
		8,628,692
Pharmaceuticals – 1.2%
Mega Lifesciences PCL	1,811,400	2,170,841
Technology Hardware, Storage & Peripherals – 1.5%
Asustek Computer Inc	301,000	2,747,725
Textiles, Apparel & Luxury Goods – 1.4%
Stella International Holdings Ltd	596,500	737,337
Yue Yuen Industrial Holdings Ltd	654,300	1,836,290
		2,573,627
Thrifts & Mortgage Finance – 2.6%
Housing Development Finance Corp Ltd	175,665	4,889,817
Water Utilities – 2.6%
Inversiones Aguas Metropolitanas SA	2,462,604	3,752,728
Manila Water Co Inc	1,880,000	986,489
		4,739,217
Wireless Telecommunication Services – 1.7%
Empresa Nacional de Telecomunicaciones SA	103,854	962,601
Idea Cellular Ltd*	2,185,834	1,892,222
XL Axiata Tbk PT*	2,041,900	358,609
		3,213,432
Total Common Stocks (cost $167,751,108)		172,210,129
Preferred Stocks – 1.2%
Beverages – 1.2%
Embotelladora Andina SA (cost $2,256,917)	621,236	2,188,489
Investment Companies – 5.8%
Money Markets – 5.8%
Fidelity Investments Money Market Treasury Portfolio, 1.7500%ºº (cost $10,803,685)	10,803,685	10,803,685
Total Investments (total cost $180,811,710) – 99.9%		185,202,303
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		172,006
Net Assets – 100%		$185,374,309

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
India	$26,050,633	14.1%
South Africa	22,598,389	12.2
Taiwan	18,890,392	10.2
Chile	16,098,598	8.7
United States	14,593,309	7.9
Brazil	13,844,967	7.5
China	13,677,389	7.4
United Kingdom	9,886,948	5.3
South Korea	8,113,808	4.4
Mexico	7,203,748	3.9

Australia	6,182,122	3.3
Thailand	6,094,780	3.3
Nigeria	5,429,794	2.9
Netherlands	5,185,378	2.8
Philippines	3,895,132	2.1
Egypt	3,010,333	1.6
Czech Republic	2,251,684	1.2
Hong Kong	1,836,290	1.0
Indonesia	358,609	0.2

Total	$185,202,303	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2018 is $1,049,150, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

¢	Security is valued using significant unobservable inputs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Auto Components	$1,562,261	$1,049,150	$-
Banks	3,928,219	14,836,490	-
Beverages	8,760,515	6,875,010	-
Capital Markets	-	2,260,152	-
Chemicals	-	2,879,252	-
Construction Materials	-	5,509,345	-
Containers & Packaging	-	3,472,257	-
Diversified Financial Services	-	2,589,588	-
Electric Utilities	-	1,659,729	-
Electronic Equipment, Instruments & Components	-	2,630,029	-
Food & Staples Retailing	-	1,327,738	-
Food Products	3,234,232	31,070,099	-
Gas Utilities	-	968,195	-
Hotels, Restaurants & Leisure	-	888,761	-
Household Durables	-	1,052,449	-
Household Products	-	5,023,391	-
Industrial Conglomerates	3,980,265	4,792,987	-
Information Technology Services	3,789,624	8,728,129	-
Insurance	-	1,451,543	-
Leisure Products	-	3,664,872	-

Metals & Mining	-	6,182,122	-
Oil, Gas & Consumable Fuels	-	2,216,810	0
Personal Products	1,914,439	6,714,253	-
Pharmaceuticals	-	2,170,841	-
Technology Hardware, Storage & Peripherals	-	2,747,725	-
Textiles, Apparel & Luxury Goods	-	2,573,627	-
Thrifts & Mortgage Finance	-	4,889,817	-
Water Utilities	3,752,728	986,489	-
Wireless Telecommunication Services	962,601	2,250,831	-
All Other	6,863,564	-	-
Preferred Stocks	-	2,188,489	-
Investment Companies	10,803,685	-	-
Total Assets	$49,552,133	$135,650,170	$0

Organization and Significant Accounting Policies

Janus Henderson Emerging Markets Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $132,913,654 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 91.6%
Aerospace & Defense – 2.5%
Harris Corp	808,293	$116,830,670
HEICO Corp	1,764,672	107,556,758
Teledyne Technologies Inc*	1,116,692	222,288,710
		446,676,138
Airlines – 1.1%
Ryanair Holdings PLC (ADR)*	1,650,735	188,563,459
Auto Components – 0.5%
Visteon Corp*	642,952	83,095,116
Banks – 0.6%
SVB Financial Group*	397,504	114,783,255
Biotechnology – 2.2%
ACADIA Pharmaceuticals Inc*,#	2,499,401	38,165,853
Alkermes PLC*	1,590,706	65,473,459
Celgene Corp*	1,412,500	112,180,750
Neurocrine Biosciences Inc*	1,825,633	179,350,186
		395,170,248
Building Products – 0.8%
AO Smith Corp	2,430,905	143,788,031
Capital Markets – 4.5%
LPL Financial Holdings Inc	4,353,951	285,357,949
MSCI Inc	776,563	128,466,817
TD Ameritrade Holding Corp	7,331,965	401,571,723
		815,396,489
Commercial Services & Supplies – 3.3%
Cimpress NV*,£	2,076,494	301,008,570
Edenred	4,222,090	133,235,082
Ritchie Bros Auctioneers Inc#	4,865,733	166,018,810
		600,262,462
Consumer Finance – 0.6%
Synchrony Financial	3,189,554	106,467,313
Containers & Packaging – 1.3%
Sealed Air Corp	5,495,802	233,296,795
Diversified Consumer Services – 1.6%
ServiceMaster Global Holdings Inc*	4,944,993	294,078,734
Electrical Equipment – 2.4%
AMETEK Inc	1,147,491	82,802,951
Sensata Technologies Holding PLC*	7,495,188	356,621,045
		439,423,996
Electronic Equipment, Instruments & Components – 6.2%
Belden Inc	1,685,721	103,031,268
Dolby Laboratories Inc	2,563,784	158,159,835
Flex Ltd*	15,653,903	220,876,571
National Instruments Corp	5,905,893	247,929,388
TE Connectivity Ltd	4,151,466	373,881,028
		1,103,878,090
Equity Real Estate Investment Trusts (REITs) – 3.2%
Crown Castle International Corp	2,656,463	286,419,841
Lamar Advertising Co£	4,249,302	290,269,820
		576,689,661
Health Care Equipment & Supplies – 8.4%
Boston Scientific Corp*	10,353,164	338,548,463
Cooper Cos Inc	1,373,315	323,347,017
DexCom Inc*	1,150,056	109,232,319
ICU Medical Inc*	371,062	108,962,356
STERIS PLC	2,788,434	292,813,454
Teleflex Inc	526,147	141,117,887
Varian Medical Systems Inc*	1,707,537	194,181,108
		1,508,202,604
Health Care Providers & Services – 0.6%
Henry Schein Inc*	1,396,266	101,424,762
Health Care Technology – 1.5%
athenahealth Inc*	1,733,723	275,904,678
Hotels, Restaurants & Leisure – 2.4%
Dunkin' Brands Group Inc#	3,416,831	236,000,517
Norwegian Cruise Line Holdings Ltd*	4,120,988	194,716,683
		430,717,200
Industrial Conglomerates – 1.2%
Carlisle Cos Inc	1,921,031	208,066,868

Shares		Value
Common Stocks – (continued)
Information Technology Services – 9.4%
Amdocs Ltd	3,751,945	$248,341,240
Broadridge Financial Solutions Inc	1,391,009	160,105,136
Euronet Worldwide Inc*	604,708	50,656,389
Fidelity National Information Services Inc	2,269,396	240,624,058
Gartner Inc*	1,425,668	189,471,277
Global Payments Inc	2,729,150	304,272,933
Jack Henry & Associates Inc	918,107	119,684,429
WEX Inc*	1,932,238	368,052,694
		1,681,208,156
Insurance – 3.6%
Aon PLC	2,057,153	282,179,677
Intact Financial Corp#	2,456,969	174,296,203
WR Berkley Corp	2,546,137	184,365,780
		640,841,660
Internet & Direct Marketing Retail – 0.5%
Wayfair Inc*	758,688	90,101,787
Life Sciences Tools & Services – 4.2%
IQVIA Holdings Inc*	2,099,966	209,618,606
PerkinElmer Inc	3,907,304	286,131,872
Waters Corp*	1,333,281	258,109,869
		753,860,347
Machinery – 2.3%
Middleby Corp*,#	1,239,190	129,396,220
Rexnord Corp*,£	6,070,353	176,404,458
Wabtec Corp/DE#	1,056,554	104,155,093
		409,955,771
Media – 0.8%
Omnicom Group Inc	1,867,816	142,458,326
Oil, Gas & Consumable Fuels – 0.2%
World Fuel Services Corp	2,143,690	43,752,713
Professional Services – 4.1%
CoStar Group Inc*	770,767	318,041,587
IHS Markit Ltd*	2,694,075	138,987,329
Verisk Analytics Inc*	2,516,642	270,891,345
		727,920,261
Road & Rail – 0.9%
Old Dominion Freight Line Inc	1,057,628	157,544,267
Semiconductor & Semiconductor Equipment – 7.3%
KLA-Tencor Corp	1,971,653	202,153,582
Lam Research Corp	1,288,578	222,730,707
Microchip Technology Inc	4,446,134	404,375,887
ON Semiconductor Corp*	13,147,310	292,330,438
Xilinx Inc	2,819,395	183,993,718
		1,305,584,332
Software – 9.4%
Atlassian Corp PLC*	5,128,645	320,642,885
Constellation Software Inc/Canada	498,709	386,807,730
Intuit Inc	668,791	136,637,345
Nice Ltd (ADR)*,£	3,075,085	319,101,570
SS&C Technologies Holdings Inc	6,486,004	336,623,608
Ultimate Software Group Inc*	725,397	186,651,902
		1,686,465,040
Specialty Retail – 1.1%
Tractor Supply Co	1,258,401	96,255,092
Williams-Sonoma Inc#	1,584,626	97,264,344
		193,519,436
Textiles, Apparel & Luxury Goods – 2.3%
Carter's Inc	1,142,303	123,814,222
Gildan Activewear Inc	6,524,025	183,716,544
Lululemon Athletica Inc*	803,012	100,256,048
		407,786,814
Trading Companies & Distributors – 0.6%
Ferguson PLC	1,407,816	114,214,507
Total Common Stocks (cost $10,790,368,433)		16,421,099,316
Preferred Stocks – 0.3%
Electronic Equipment, Instruments & Components – 0.1%
Belden Inc, 6.7500%, 7/15/19	124,900	10,451,545
Machinery – 0.2%
Rexnord Corp, 5.7500%, 11/15/19	600,000	37,283,640
Total Preferred Stocks (cost $42,490,000)		47,735,185
Investment Companies – 9.4%
Investments Purchased with Cash Collateral from Securities Lending – 1.2%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	224,403,210	224,403,210

Shares		Value
Investment Companies – (continued)
Money Markets – 8.2%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	1,468,426,073	$1,468,426,073
Total Investment Companies (cost $1,692,829,283)		1,692,829,283
Total Investments (total cost $12,525,687,716) – 101.3%		18,161,663,784
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(241,203,710)
Net Assets – 100%		$17,920,460,074

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,175,066,994	89.1%
Canada	910,839,287	5.0
Australia	320,642,885	1.8
Israel	319,101,570	1.8
Ireland	188,563,459	1.0
France	133,235,082	0.7
United Kingdom	114,214,507	0.6

Total	$18,161,663,784	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 6.1%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Lamar Advertising Co	$11,260,650	$-	$(787,820)	$290,269,820
Commercial Services & Supplies - 1.7%
Cimpress NV*	$-	$19,161,288	$92,660,386	$301,008,570
Machinery - 1.0%
Rexnord Corp*	$-	$-	$22,215,230	$176,404,458
Software - 1.8%
Atlassian Corp PLC*š	-	-	140,371,013	N/A
Nice Ltd (ADR)*	-	-	65,113,089	319,101,570
Total Software	$-	$-	$205,484,102	$319,101,570
Total Common Stocks	$11,260,650	$19,161,288	$319,571,898	$1,086,784,418
Investment Companies - 9.4%
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº	$940,588∆	$-	$-	$224,403,210
Money Markets - 8.2%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº	$13,527,398	$-	$-	$1,468,426,073
Total Investment Companies	$14,467,986	$-	$-	$1,692,829,283
Total Affiliated Investments - 15.5%	$25,728,636	$19,161,288	$319,571,898	$2,779,613,701

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 6.1%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Lamar Advertising Co	4,249,302	-	-	4,249,302

Common Stocks - 6.1%
Commercial Services & Supplies - 1.7%
Cimpress NV*	2,256,039	131,952	(311,497)	2,076,494
Machinery - 1.0%
Rexnord Corp*	5,457,087	613,266	-	6,070,353
Software - 1.8%
Atlassian Corp PLC*š	5,128,645	-	-	5,128,645
Nice Ltd (ADR)*	2,775,085	300,000	-	3,075,085
Investment Companies - 9.4%
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº	192,732,234	2,065,948,095	(2,034,277,119)	224,403,210
Money Markets - 8.2%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº	1,100,519,740	1,394,733,333	(1,026,827,000)	1,468,426,073

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Euro	7/12/18	(3,300,000)	$3,860,736	$4,439
Barclays Capital, Inc.:
Canadian Dollar	7/19/18	(58,117,000)	44,713,640	487,449
Euro	7/19/18	(74,310,000)	87,823,274	936,211

				1,423,660
Citibank NA:
Canadian Dollar	7/19/18	(54,515,000)	42,030,964	545,843
Euro	7/19/18	(51,473,000)	60,827,189	642,317

				1,188,160
Credit Suisse International:
Canadian Dollar	7/26/18	(61,765,000)	47,584,709	575,032
HSBC Securities (USA), Inc.:
Canadian Dollar	7/12/18	(44,173,000)	34,143,355	533,645
Euro	7/12/18	(27,028,000)	31,638,355	54,119

				587,764
JPMorgan Chase & Co.:
Euro	7/19/18	(103,963,000)	122,956,126	1,397,254
Total				$5,176,309

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Forward foreign currency exchange contracts, sold	$531,374,412

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2018.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies	$467,027,380	$133,235,082	$-
Trading Companies & Distributors	-	114,214,507	-
All Other	15,706,622,347	-	-
Preferred Stocks	-	47,735,185	-
Investment Companies	-	1,692,829,283	-
Total Investments in Securities	$16,173,649,727	$1,988,014,057	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	5,176,309	-
Total Assets	$16,173,649,727	$1,993,190,366	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Enterprise Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $114,761,892 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson European Focus Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 99.3%
Aerospace & Defense – 2.6%
Rolls-Royce Holdings PLC*	2,400,000	$31,274,875
Auto Components – 3.0%
TI Fluid Systems PLC	11,000,000	35,999,046
Automobiles – 6.0%
Renault SA	850,000	72,142,266
Banks – 10.7%
Alpha Bank AE*	3,000,000	6,703,701
Barclays PLC	11,100,000	27,673,368
Erste Group Bank AG*	1,000,000	41,684,497
Intesa Sanpaolo SpA	14,000,000	40,519,991
Sberbank of Russia PJSC (ADR)	800,000	11,516,208
		128,097,765
Biotechnology – 4.7%
Shire PLC	1,000,000	56,227,193
Commercial Services & Supplies – 6.7%
Babcock International Group PLC	3,600,000	38,816,319
Intrum AB#	1,800,000	41,606,595
		80,422,914
Construction & Engineering – 0.3%
RA International Group PLC*	4,000,000	3,272,372
Diversified Telecommunication Services – 3.8%
BT Group PLC	16,000,000	46,028,733
Equity Real Estate Investment Trusts (REITs) – 2.1%
Hammerson PLC	3,500,000	24,069,803
Intu Properties PLC	500,000	1,188,218
		25,258,021
Hotels, Restaurants & Leisure – 1.6%
BNN Technology PLC*,¢	11,756,231	1,178,943
Merlin Entertainments PLC	3,500,000	17,854,500
		19,033,443
Industrial Conglomerates – 1.0%
KOC Holding AS	4,000,000	12,370,830
Information Technology Services – 0.8%
Luxoft Holding Inc*	250,000	9,212,500
Insurance – 1.9%
Aviva PLC	3,500,000	23,269,875
Internet Software & Services – 1.6%
XLMedia PLC£	14,000,000	19,122,475
Media – 10.9%
Central European Media Enterprises Ltd*	6,726,400	27,914,560
Cineworld Group PLC	5,500,000	19,269,449
Informa PLC	2,250,000	24,784,795
Liberty Media Corp-Liberty Formula One*	850,000	31,560,500
Schibsted ASA	900,000	27,329,385
		130,858,689
Metals & Mining – 0.2%
Duke Royalty Ltd	4,500,000	2,671,161
Multi-Utilities – 2.3%
National Grid PLC	2,500,000	27,653,560
Oil, Gas & Consumable Fuels – 13.8%
Africa Energy Corp*,¤	18,119,000	2,084,318
Africa Energy Corp*	13,752,083	1,673,894
Africa Oil Corp*,¤	12,800,000	11,431,750
Africa Oil Corp*	4,810,500	4,318,288
Cairn Energy PLC*	9,000,000	29,674,759
Diversified Gas & Oil PLC	3,750,000	5,874,506
International Petroleum Corp/Sweden*,£	3,652,941	24,427,510
Kosmos Energy Ltd*	7,500,000	62,025,000
Providence Resources PLC*	2,450,000	359,603
Savannah Petroleum PLC*,£	25,233,434	9,708,572
TransGlobe Energy Corp*,£	5,250,000	14,537,847
		166,116,047
Pharmaceuticals – 10.9%
Bayer AG	869,564	95,797,827
Merck KGaA	120,000	11,715,108
Novo Nordisk A/S	500,000	23,097,684
		130,610,619

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 1.7%
ASML Holding NV	100,000	$19,720,516
Software – 1.1%
Micro Focus International PLC	775,000	13,473,977
Specialty Retail – 1.6%
Kingfisher PLC	5,000,000	19,588,495
Textiles, Apparel & Luxury Goods – 7.3%
Coats Group PLC	31,000,000	31,781,358
Pandora A/S	800,000	55,919,034
		87,700,392
Tobacco – 2.7%
British American Tobacco PLC	650,000	32,821,449
Total Common Stocks (cost $1,270,938,879)		1,192,947,213
Warrants – 0%
Oil, Gas & Consumable Fuels – 0%
Savannah Petroleum PLC*,£ (cost $0)	14,631,000	279,932
Investment Companies – 2.7%
Investments Purchased with Cash Collateral from Securities Lending – 2.7%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£ (cost $32,400,000)	32,400,000	32,400,000
Total Investments (total cost $1,303,338,879) – 102.0%		1,225,627,145
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(24,507,957)
Net Assets – 100%		$1,201,119,188

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$543,557,733	44.4%
United States	125,985,500	10.3
Germany	107,512,935	8.8
Denmark	79,016,718	6.4
France	72,142,266	5.9
Canada	58,473,607	4.8
Austria	41,684,497	3.4
Sweden	41,606,595	3.4
Italy	40,519,991	3.3
Czech Republic	27,914,560	2.3
Norway	27,329,385	2.2
Russia	20,728,708	1.7
Netherlands	19,720,516	1.6
Turkey	12,370,830	1.0
Greece	6,703,701	0.5
Ireland	359,603	0.0

Total	$1,225,627,145	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 2.8%
Internet Software & Services - 1.6%
XLMedia PLC	$417,418	$-	$(7,665,092)	$19,122,475
Oil, Gas & Consumable Fuels - 1.2%
International Petroleum Corp/Sweden*,š	-	(5,570)	7,406,156	N/A
Savannah Petroleum PLC*,š	-	(3,470)	(2,274,976)	N/A
TransGlobe Energy Corp*	-	-	6,841,534	14,537,847
Total Oil, Gas & Consumable Fuels	$-	$(9,040)	$11,972,714	$14,537,847
Total Common Stocks	$417,418	$(9,040)	$4,307,622	$33,660,322

Warrants - N/A
Oil, Gas & Consumable Fuels - N/A
Savannah Petroleum PLC*,š	$-	$-	$279,932	$	N/A
Investment Companies - 2.7%
Investments Purchased with Cash Collateral from Securities Lending - 2.7%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº	$366,819∆	$-	$-		$32,400,000
Total Affiliated Investments - 5.5%	$784,237	$(9,040)	$4,587,554		$66,060,322

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 2.8%
Internet Software & Services - 1.6%
XLMedia PLC	10,000,000	4,000,000	-	14,000,000
Oil, Gas & Consumable Fuels - 1.2%
International Petroleum Corp/Sweden*,š	5,500,000	-	(1,847,059)	3,652,941
Savannah Petroleum PLC*,š	12,515,000	29,262,000	(16,543,566)	25,233,434
TransGlobe Energy Corp*	2,031,300	3,218,700	-	5,250,000
Warrants - N/A
Oil, Gas & Consumable Fuels - N/A
Savannah Petroleum PLC*,š	-	14,631,000Ð	-	14,631,000
Investment Companies - 2.7%
Investments Purchased with Cash Collateral from Securities Lending - 2.7%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	-	124,282,150	(91,882,150)	32,400,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company

*	Non-income producing security.

¤	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$31,274,875	$-
Auto Components	-	35,999,046	-
Automobiles	-	72,142,266	-
Banks	-	128,097,765	-
Biotechnology	-	56,227,193	-
Commercial Services & Supplies	-	80,422,914	-
Construction & Engineering	-	3,272,372	-
Diversified Telecommunication Services	-	46,028,733	-
Equity Real Estate Investment Trusts (REITs)	-	25,258,021	-
Hotels, Restaurants & Leisure	-	17,854,500	1,178,943
Industrial Conglomerates	-	12,370,830	-
Insurance	-	23,269,875	-
Internet Software & Services	-	19,122,475	-
Media	59,475,060	71,383,629	-
Metals & Mining	-	2,671,161	-
Multi-Utilities	-	27,653,560	-
Oil, Gas & Consumable Fuels	82,555,029	83,561,018	-
Pharmaceuticals	-	130,610,619	-
Semiconductor & Semiconductor Equipment	-	19,720,516	-
Software	-	13,473,977	-
Specialty Retail	-	19,588,495	-
Textiles, Apparel & Luxury Goods	-	87,700,392	-
Tobacco	-	32,821,449	-
All Other	9,212,500	-	-
Warrants	-	279,932	-
Investment Companies	-	32,400,000	-
Total Assets	$151,242,589	$1,073,205,613	$1,178,943

Organization and Significant Accounting Policies

Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies.The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $1,061,771,230 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets of $5,805,781 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition

(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in REITs, which are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. In addition, a Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives and common, preferred and convertible securities of issuers in real estate-related industries. Investments in REITs and real estate-linked derivatives are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, fluctuations in rental income, possible environmental liabilities, regulatory limitations on rent, and other risks related to local or general economic conditions. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. Prior to the Reorganization, State Street Bank and Trust Company (SSB) acted as the securities lending agent. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee. Prior to the Reorganization, cash collateral received was invested in the State Street Navigator Securities Lending Prime Portfolio, a 1940 Act registered open-end mutual fund used exclusively for SSB securities lending clients.

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Forty Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 97.1%
Aerospace & Defense – 2.2%
Boeing Co	831,712	$279,047,693
Auto Components – 1.8%
Aptiv PLC	2,403,437	220,226,932
Banks – 4.2%
Bank of America Corp	8,287,209	233,616,422
Citigroup Inc	4,436,614	296,898,209
		530,514,631
Biotechnology – 3.4%
Celgene Corp*	2,274,594	180,648,255
Regeneron Pharmaceuticals Inc*	719,762	248,310,692
		428,958,947
Capital Markets – 5.6%
Charles Schwab Corp	5,316,207	271,658,178
Goldman Sachs Group Inc	282,005	62,201,843
Intercontinental Exchange Inc	4,963,949	365,098,449
		698,958,470
Chemicals – 3.8%
Air Products & Chemicals Inc	1,318,035	205,257,591
Sherwin-Williams Co	668,387	272,414,490
		477,672,081
Construction Materials – 1.0%
Vulcan Materials Co	919,935	118,726,811
Electronic Equipment, Instruments & Components – 1.6%
TE Connectivity Ltd	2,286,776	205,947,047
Equity Real Estate Investment Trusts (REITs) – 3.5%
American Tower Corp	3,068,146	442,334,609
Health Care Equipment & Supplies – 5.1%
Boston Scientific Corp*	10,443,427	341,500,063
Intuitive Surgical Inc*	615,579	294,542,240
		636,042,303
Health Care Providers & Services – 1.9%
Humana Inc	812,813	241,917,533
Hotels, Restaurants & Leisure – 2.0%
Starbucks Corp	5,058,057	247,086,084
Information Technology Services – 7.6%
Mastercard Inc	3,976,127	781,388,478
PayPal Holdings Inc*	2,003,155	166,802,717
		948,191,195
Internet & Direct Marketing Retail – 9.0%
Amazon.com Inc*	458,374	779,144,125
Booking Holdings Inc*	79,546	161,246,901
Netflix Inc*	491,412	192,353,399
		1,132,744,425
Internet Software & Services – 11.1%
Alphabet Inc*	640,157	714,191,157
Facebook Inc*	2,420,414	470,334,849
Tencent Holdings Ltd	4,150,700	206,702,502
		1,391,228,508
Pharmaceuticals – 4.2%
Allergan PLC	1,374,710	229,191,651
Nektar Therapeutics*	946,982	46,241,131
Zoetis Inc	2,897,875	246,869,971
		522,302,753
Professional Services – 1.3%
CoStar Group Inc*	382,075	157,655,607
Road & Rail – 2.3%
Union Pacific Corp	2,041,365	289,220,593
Semiconductor & Semiconductor Equipment – 7.8%
ASML Holding NV#	1,791,669	354,696,712
NVIDIA Corp	879,223	208,287,929
Texas Instruments Inc	3,724,364	410,611,131
		973,595,772
Software – 15.1%
Activision Blizzard Inc	3,899,550	297,613,656
Adobe Systems Inc*	970,727	236,672,950
Microsoft Corp	7,260,836	715,991,038
salesforce.com Inc*	4,671,861	637,241,840
		1,887,519,484

Shares		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 2.6%
NIKE Inc	4,134,020	$329,398,714
Total Common Stocks (cost $8,108,488,383)		12,159,290,192
Investment Companies – 3.3%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	9,736,750	9,736,750
Money Markets – 3.2%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	403,965,007	403,965,007
Total Investment Companies (cost $413,701,758)		413,701,757
Total Investments (total cost $8,522,190,141) – 100.4%		12,572,991,949
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(44,524,793)
Net Assets – 100%		$12,528,467,156

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,011,592,735	95.5%
Netherlands	354,696,712	2.8
China	206,702,502	1.7

Total	$12,572,991,949	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 3.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$31,062∆	$-	$-	$9,736,750
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$4,540,708	$-	$-	$403,965,007
Total Affiliated Investments - 3.3%	$4,571,770	$-	$-	$413,701,757

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 3.3%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	-	312,993,580	(303,256,830)	9,736,750
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	516,017,453	1,622,696,554	(1,734,749,000)	403,965,007

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Internet Software & Services	$1,184,526,006	$206,702,502	$-
All Other	10,768,061,684	-	-
Investment Companies	-	413,701,757	-
Total Assets	$11,952,587,690	$620,404,259	$-

Organization and Significant Accounting Policies

Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $289,948,989 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares or Principal Amounts		Value
Common Stocks – 88.1%
Aerospace & Defense – 1.8%
BAE Systems PLC	281,022	$2,397,698
Meggitt PLC	274,038	1,783,260
		4,180,958
Automobiles – 2.9%
Bayerische Motoren Werke AG	16,237	1,472,627
Honda Motor Co Ltd	76,600	2,246,404
Hyundai Motor Co	24,555	2,762,954
		6,481,985
Banks – 6.3%
Bank of Ireland Group PLC	111,647	870,167
Lloyds Banking Group PLC	3,354,121	2,789,859
Royal Bank of Scotland Group PLC*	374,091	1,263,724
Wells Fargo & Co	169,331	9,387,711
		14,311,461
Beverages – 6.9%
Coca-Cola Co	144,489	6,337,288
Diageo PLC	72,119	2,588,280
PepsiCo Inc	53,028	5,773,158
Stock Spirits Group PLC	302,851	909,980
		15,608,706
Chemicals – 1.2%
Mosaic Co	35,362	991,904
Nitto FC Co Ltd	75,200	516,766
Tikkurila Oyj	71,947	1,234,617
		2,743,287
Commercial Services & Supplies – 0.9%
Daiseki Co Ltd	25,100	736,758
Secom Co Ltd	11,800	905,199
Secom Joshinetsu Co Ltd	13,900	443,630
		2,085,587
Communications Equipment – 0.4%
Icom Inc	35,300	861,866
Consumer Finance – 2.1%
Ally Financial Inc	82,770	2,174,368
Synchrony Financial	77,893	2,600,068
		4,774,436
Diversified Consumer Services – 0.2%
Shingakukai Holdings Co Ltd	71,421	388,830
Diversified Telecommunication Services – 1.7%
Singapore Telecommunications Ltd	1,730,200	3,906,734
Electric Utilities – 2.9%
Exelon Corp	96,752	4,121,635
PPL Corp	89,669	2,560,050
		6,681,685
Electrical Equipment – 0.3%
Cosel Co Ltd	63,246	799,926
Electronic Equipment, Instruments & Components – 1.7%
Avnet Inc	33,648	1,443,163
Celestica Inc*	133,209	1,581,191
Kitagawa Industries Co Ltd	65,400	831,750
		3,856,104
Food & Staples Retailing – 0.4%
Qol Co Ltd	51,700	966,081
Food Products – 3.2%
Danone SA	28,711	2,104,542
Nestle SA	36,884	2,856,594
Orkla ASA	256,220	2,244,528
		7,205,664
Health Care Providers & Services – 1.3%
BML Inc	78,100	2,011,962
Toho Holdings Co Ltd	34,900	851,159
		2,863,121
Hotels, Restaurants & Leisure – 1.0%
Grand Korea Leisure Co Ltd	57,093	1,333,316
Kangwon Land Inc	35,389	829,911
		2,163,227
Household Products – 3.0%
Procter & Gamble Co	87,277	6,812,843

Shares or Principal Amounts		Value
Common Stocks – (continued)
Industrial Conglomerates – 0.5%
CK Hutchison Holdings Ltd	103,500	$1,092,361
Information Technology Services – 2.2%
Infosys Ltd (ADR)	203,162	3,947,438
Transcosmos Inc	46,400	1,111,862
		5,059,300
Insurance – 3.9%
Chubb Ltd	12,388	1,573,524
Hartford Financial Services Group Inc	31,486	1,609,879
RenaissanceRe Holdings Ltd	34,743	4,180,278
Sompo Holdings Inc	37,500	1,515,149
		8,878,830
Internet Software & Services – 5.1%
Alphabet Inc*	8,165	9,219,836
Yahoo Japan Corp	680,000	2,252,255
		11,472,091
Machinery – 2.4%
ANDRITZ AG	34,011	1,804,610
Ebara Corp	49,400	1,533,061
GEA Group AG	62,551	2,108,265
		5,445,936
Media – 1.0%
Grupo Televisa SAB (ADR)	124,042	2,350,596
Mortgage Real Estate Investment Trusts (REITs) – 1.4%
AGNC Investment Corp	55,911	1,039,385
Two Harbors Investment Corp	134,259	2,121,292
		3,160,677
Multi-Utilities – 0.8%
Engie SA	111,478	1,705,909
Oil, Gas & Consumable Fuels – 4.2%
BP PLC (ADR)	69,212	3,160,220
Canadian Natural Resources Ltd	27,301	985,494
Cenovus Energy Inc	60,696	630,278
Exxon Mobil Corp	36,775	3,042,396
Royal Dutch Shell PLC - Class A	48,886	1,693,806
		9,512,194
Personal Products – 1.6%
CLIO Cosmetics Co Ltd	33,785	861,609
Unilever NV	49,696	2,770,059
		3,631,668
Pharmaceuticals – 14.4%
GlaxoSmithKline PLC	102,523	2,068,098
Johnson & Johnson	71,185	8,637,588
Novartis AG	56,220	4,260,079
Pfizer Inc	249,089	9,036,949
Roche Holding AG	14,586	3,246,918
Sanofi	54,046	4,327,248
Taisho Pharmaceutical Holdings Co Ltd	8,500	993,374
		32,570,254
Professional Services – 0.5%
Bureau Veritas SA	42,414	1,130,901
Real Estate Management & Development – 1.3%
CK Asset Holdings Ltd	114,475	904,514
Foxtons Group PLC	877,070	655,903
LSL Property Services PLC	397,884	1,398,538
		2,958,955
Semiconductor & Semiconductor Equipment – 0.5%
Intel Corp	23,104	1,148,500
Software – 3.8%
Oracle Corp	196,499	8,657,746
Specialty Retail – 0.7%
Lookers PLC	637,315	911,553
Vertu Motors PLC	885,276	579,323
		1,490,876
Textiles, Apparel & Luxury Goods – 0.9%
Cie Financiere Richemont SA	23,079	1,955,969
Tobacco – 2.1%
Scandinavian Tobacco Group A/S	128,934	1,946,141
Swedish Match AB	54,977	2,722,300
		4,668,441
Trading Companies & Distributors – 0.7%
Travis Perkins PLC	81,770	1,534,419
Wireless Telecommunication Services – 1.9%
Rogers Communications Inc	18,466	877,153

Shares or Principal Amounts		Value
Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
Vodafone Group PLC	1,422,549	$3,446,448
		4,323,601
Total Common Stocks (cost $174,438,754)		199,441,725
Repurchase Agreements(a) – 11.6%
Undivided interest of 27.3% in a joint repurchase agreement (principal amount $96,300,000 with a maturity value of $96,316,371) with ING Financial Markets LLC, 2.0400%, dated 6/29/18, maturing 7/2/18 to be repurchased at $26,304,471 collateralized by $92,122,146 in U.S. Treasuries 0.5000% - 6.6250%, 7/31/18 - 11/15/47 with a value of $98,242,762 (cost $26,300,000)	$26,300,000	26,300,000
Total Investments (total cost $200,738,754) – 99.7%		225,741,725
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		626,637
Net Assets – 100%		$226,368,362

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$118,769,561	52.6%
United Kingdom	27,181,109	12.0
Japan	18,966,032	8.4
Switzerland	12,319,560	5.5
France	9,268,600	4.1
South Korea	5,787,790	2.6
Canada	4,074,116	1.8
India	3,947,438	1.8
Singapore	3,906,734	1.7
Germany	3,580,892	1.6
Netherlands	2,770,059	1.2
Sweden	2,722,300	1.2
Mexico	2,350,596	1.0
Norway	2,244,528	1.0
Hong Kong	1,996,875	0.9
Denmark	1,946,141	0.9
Austria	1,804,610	0.8
Finland	1,234,617	0.5
Ireland	870,167	0.4

Total	$225,741,725	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro	7/26/18	(1,829,000)	$2,168,909	$29,109
HSBC Securities (USA), Inc.:
Euro	7/12/18	(4,528,000)	5,302,813	11,507
JPMorgan Chase & Co.:
Euro	7/19/18	(2,010,000)	2,377,289	27,095
Total				$67,711

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Forward foreign currency exchange contracts, sold	$12,767,222

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

(a)	The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$4,180,958	$-
Automobiles	-	6,481,985	-
Banks	9,387,711	4,923,750	-
Beverages	12,110,446	3,498,260	-
Chemicals	991,904	1,751,383	-
Commercial Services & Supplies	-	2,085,587	-
Communications Equipment	-	861,866	-
Diversified Consumer Services	-	388,830	-
Diversified Telecommunication Services	-	3,906,734	-
Electrical Equipment	-	799,926	-
Electronic Equipment, Instruments & Components	3,024,354	831,750	-
Food & Staples Retailing	-	966,081	-
Food Products	-	7,205,664	-
Health Care Providers & Services	-	2,863,121	-
Hotels, Restaurants & Leisure	-	2,163,227	-
Industrial Conglomerates	-	1,092,361	-
Information Technology Services	3,947,438	1,111,862	-
Insurance	7,363,681	1,515,149	-
Internet Software & Services	9,219,836	2,252,255	-
Machinery	-	5,445,936	-
Multi-Utilities	-	1,705,909	-
Oil, Gas & Consumable Fuels	7,818,388	1,693,806	-
Personal Products	-	3,631,668	-
Pharmaceuticals	17,674,537	14,895,717	-
Professional Services	-	1,130,901	-
Real Estate Management & Development	-	2,958,955	-
Specialty Retail	-	1,490,876	-
Textiles, Apparel & Luxury Goods	-	1,955,969	-
Tobacco	-	4,668,441	-
Trading Companies & Distributors	-	1,534,419	-
Wireless Telecommunication Services	877,153	3,446,448	-
All Other	33,586,483	-	-
Repurchase Agreements	-	26,300,000	-
Total Investments in Securities	$106,001,931	$119,739,794	$-

Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	67,711	-
Total Assets	$106,001,931	$119,807,505	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $103,377,953 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 97.6%
Equity Real Estate Investment Trusts (REITs) – 64.4%
Activia Properties Inc	642	$2,944,068
Alexandria Real Estate Equities Inc	63,824	8,052,674
American Homes 4 Rent	199,453	4,423,868
American Tower Corp	24,866	3,584,931
Ascendas Real Estate Investment Trust	1,972,400	3,828,354
Brandywine Realty Trust	257,756	4,350,921
Concentradora Fibra Hotelera Mexicana SA de CV	2,184,000	1,268,239
Daiwa Office Investment Corp	508	2,920,465
DCT Industrial Trust Inc	62,684	4,182,903
Dream Industrial Real Estate Investment Trust	369,343	2,899,673
Duke Realty Corp	269,992	7,837,868
Equinix Inc	10,530	4,526,742
Equity LifeStyle Properties Inc	63,669	5,851,181
Gecina SA	29,000	4,848,700
Goodman Group	784,367	5,597,708
Green REIT plc	990,000	1,710,729
Hammerson PLC	525,000	3,610,470
HCP Inc	210,430	5,433,303
Highwoods Properties Inc	106,413	5,398,331
Invincible Investment Corp	6,574	2,961,836
Link REIT	514,500	4,677,711
Merlin Properties Socimi SA	330,000	4,793,025
MGM Growth Properties LLC	128,112	3,902,292
NexPoint Residential Trust Inc	74,013	2,105,670
Nippon Prologis REIT Inc	939	1,948,361
Physicians Realty Trust	278,039	4,431,942
Public Storage	28,573	6,482,071
Rayonier Inc	90,120	3,486,743
Rexford Industrial Realty Inc	154,013	4,834,468
Sabra Health Care REIT Inc	193,675	4,208,558
Safestore Holdings PLC	285,000	2,065,158
Segro PLC	467,061	4,124,739
Simon Property Group Inc	26,225	4,463,233
Spirit Realty Capital Inc	746,765	5,996,523
Star Asia Investment Corp	1,696	1,681,633
UDR Inc	129,889	4,876,033
VICI Properties Inc	325,688	6,722,200
Washington Real Estate Investment Trust	165,835	5,029,776
		162,063,100
Hotels, Restaurants & Leisure – 1.1%
Shangri-La Asia Ltd	1,406,000	2,631,542
Information Technology Services – 1.2%
InterXion Holding NV*	49,321	3,078,617
Internet Software & Services – 1.9%
NEXTDC Ltd*	859,709	4,804,313
Real Estate Investment Trusts (REITs) – 0%
Colony America Homes III*,¢,§	130,827	9,681
Real Estate Management & Development – 29.0%
ADO Properties SA	42,250	2,299,557
Aroundtown SA	870,000	7,155,962
Ayala Land Inc	4,115,900	2,923,231
China Resources Land Ltd	2,532,000	8,409,660
City Developments Ltd	160,800	1,293,286
Deutsche Wohnen SE	137,000	6,616,199
Fastighets AB Balder*	141,000	3,678,302
Hang Lung Properties Ltd	1,043,000	2,142,152
Helical PLC	478,516	2,141,503
Hulic Co Ltd	316,900	3,374,383
Kojamo Oyj*	381,124	4,072,123
KWG Property Holding Ltd	1,840,500	2,293,435
Mitsui Fudosan Co Ltd	305,300	7,360,167
Phoenix Mills Ltd	295,281	2,865,825
Prestige Estates Projects Ltd	500,568	1,974,315
Sun Hung Kai Properties Ltd	460,750	6,913,090
Tateru Inc#	123,100	2,029,026
VGP NV	51,250	3,720,538
Vincom Retail JSC*	1,107,000	1,868,599
		73,131,353
Total Common Stocks (cost $222,985,214)		245,718,606

Shares		Value
Investment Companies – 3.0%
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	1,567,088	$1,567,088
Money Markets – 2.4%
Fidelity Investments Money Market Treasury Portfolio, 1.7500%ºº	6,081,743	6,081,743
Total Investment Companies (cost $7,648,831)		7,648,831
Total Investments (total cost $230,634,045) – 100.6%		253,367,437
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(1,522,729)
Net Assets – 100%		$251,844,708

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$117,840,743	46.5%
Japan	25,219,939	10.0
Hong Kong	16,364,495	6.5
Germany	16,071,718	6.3
United Kingdom	11,941,870	4.7
China	10,703,095	4.2
Australia	10,402,021	4.1
Singapore	5,121,640	2.0
France	4,848,700	1.9
India	4,840,140	1.9
Spain	4,793,025	1.9
Finland	4,072,123	1.6
Belgium	3,720,538	1.5
Sweden	3,678,302	1.5
Netherlands	3,078,617	1.2
Philippines	2,923,231	1.2
Canada	2,899,673	1.1
Vietnam	1,868,599	0.7
Ireland	1,710,729	0.7
Mexico	1,268,239	0.5

Total	$253,367,437	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 0.6%
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$3,075∆	$-	$-	$1,567,088

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 0.6%
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	-	8,291,725	(6,724,637)	1,567,088

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony America Homes III	1/30/13	$10,243	$9,681	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$114,350,143	$47,712,957	$-
Hotels, Restaurants & Leisure	-	2,631,542	-
Internet Software & Services	-	4,804,313	-
Real Estate Investment Trusts (REITs)	-	-	9,681
Real Estate Management & Development	-	73,131,353	-
All Other	3,078,617	-	-
Investment Companies	6,081,743	1,567,088	-
Total Assets	$123,510,503	$129,847,253	$9,681

Organization and Significant Accounting Policies

Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $73,332,614 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Technology Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 97.3%
Aerospace & Defense – 0.4%
Axon Enterprise Inc*	200,077	$12,640,865
Air Freight & Logistics – 0.3%
BEST Inc (ADR)*,#	656,667	8,024,471
Automobiles – 0.4%
BYD Co Ltd#	1,880,500	11,349,461
Communications Equipment – 1.0%
CommScope Holding Co Inc*	560,366	16,365,489
Switch Inc#	932,237	11,345,324
		27,710,813
Electronic Equipment, Instruments & Components – 6.1%
Amphenol Corp	773,158	67,380,720
Cognex Corp	261,227	11,653,336
Flex Ltd*	2,466,714	34,805,335
National Instruments Corp	560,554	23,532,057
TE Connectivity Ltd	436,446	39,306,327
		176,677,775
Equity Real Estate Investment Trusts (REITs) – 3.5%
American Tower Corp	283,277	40,840,045
Crown Castle International Corp	244,548	26,367,165
Equinix Inc	79,789	34,300,493
		101,507,703
Health Care Technology – 0.3%
Medidata Solutions Inc*	120,841	9,734,951
Household Durables – 1.3%
Sony Corp	758,500	38,920,891
Information Technology Services – 5.0%
Adyen NV (144A)*	1,525	840,070
Amdocs Ltd	381,189	25,230,900
Black Knight Inc*	277,067	14,836,938
Gartner Inc*	478,078	63,536,566
InterXion Holding NV*	210,048	13,111,196
Worldpay Inc*	337,098	27,411,222
		144,966,892
Internet & Direct Marketing Retail – 6.9%
Amazon.com Inc*	54,224	92,169,955
Booking Holdings Inc*	16,630	33,710,507
Ctrip.com International Ltd (ADR)*	502,618	23,939,695
MakeMyTrip Ltd*	306,252	11,071,010
Netflix Inc*	101,120	39,581,402
		200,472,569
Internet Software & Services – 21.5%
Alibaba Group Holding Ltd (ADR)*	496,791	92,169,634
Alphabet Inc*	149,244	166,504,069
Alphabet Inc*	12,033	13,587,543
Baozun Inc (ADR)*,#	130,363	7,130,856
Care.com Inc*	405,808	8,473,271
ChannelAdvisor Corp*	465,407	6,538,968
Coupa Software Inc*	290,465	18,078,542
Etsy Inc*	680,807	28,723,247
Facebook Inc*	355,060	68,995,259
Instructure Inc*	191,126	8,132,411
Magic Leap Inc*,¢,§	339,269	9,160,263
MercadoLibre Inc	94,931	28,377,724
Okta Inc*	586,967	29,565,528
Tencent Holdings Ltd	2,325,400	115,803,599
Yext Inc*,#	306,613	5,929,895
Zillow Group Inc - Class C*,#	292,625	17,282,432
		624,453,241
Media – 4.0%
Cable One Inc	20,111	14,747,195
CBS Corp	361,553	20,326,510
Liberty Media Corp-Liberty Formula One*	456,085	16,934,436
Twenty-First Century Fox Inc - Class A	718,713	35,712,849
Walt Disney Co	264,214	27,692,269
		115,413,259
Professional Services – 1.0%
CoStar Group Inc*	73,622	30,378,646

Shares		Value
Common Stocks – (continued)
Real Estate Management & Development – 0.2%
Redfin Corp*,#	219,465	$5,067,447
Semiconductor & Semiconductor Equipment – 14.5%
ASML Holding NV	271,280	53,497,816
Broadcom Inc	81,542	19,785,351
Lam Research Corp	351,184	60,702,154
Microchip Technology Inc	951,806	86,566,756
NVIDIA Corp	60,964	14,442,372
ON Semiconductor Corp*	514,070	11,430,346
Taiwan Semiconductor Manufacturing Co Ltd	9,240,000	65,753,392
Texas Instruments Inc	575,502	63,449,095
Xilinx Inc	666,677	43,507,341
		419,134,623
Software – 26.8%
Activision Blizzard Inc	947,051	72,278,932
Adobe Systems Inc*	327,354	79,812,179
Atlassian Corp PLC*	202,946	12,688,184
Autodesk Inc*	107,173	14,049,309
Blackbaud Inc	103,213	10,574,172
Cadence Design Systems Inc*	903,841	39,145,354
Constellation Software Inc/Canada	27,510	21,337,254
Guidewire Software Inc*	121,389	10,776,915
Intuit Inc	118,702	24,251,412
Lyft Inc*,¢,§	281,116	11,173,265
Microsoft Corp	1,612,663	159,024,698
Nexon Co Ltd*	766,600	11,120,935
Nice Ltd (ADR)*	117,114	12,152,920
Nintendo Co Ltd	27,600	9,008,858
SailPoint Technologies Holding Inc*	497,694	12,213,411
salesforce.com Inc*	779,065	106,264,466
SS&C Technologies Holdings Inc	285,593	14,822,277
Take-Two Interactive Software Inc*	79,966	9,464,776
Tyler Technologies Inc*	147,352	32,726,879
Ubisoft Entertainment SA*	126,952	13,889,041
Ultimate Software Group Inc*	180,432	46,426,958
Zendesk Inc*	973,849	53,065,032
		776,267,227
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc	327,570	60,636,483
Samsung Electronics Co Ltd	1,414,240	59,058,243
		119,694,726
Total Common Stocks (cost $1,701,854,182)		2,822,415,560
Investment Companies – 4.3%
Investments Purchased with Cash Collateral from Securities Lending – 1.1%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	30,808,239	30,808,239
Money Markets – 3.2%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	94,119,125	94,119,125
Total Investment Companies (cost $124,927,364)		124,927,364
Total Investments (total cost $1,826,781,546) – 101.6%		2,947,342,924
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(46,307,828)
Net Assets – 100%		$2,901,035,096

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,338,097,674	79.3%
China	258,417,716	8.8
Netherlands	67,449,082	2.3
Taiwan	65,753,392	2.2
South Korea	59,058,243	2.0
Japan	59,050,684	2.0
Brazil	28,377,724	1.0
Canada	21,337,254	0.7
France	13,889,041	0.5
Australia	12,688,184	0.4
Israel	12,152,920	0.4
India	11,071,010	0.4

Total	$2,947,342,924	100.0%

Schedule of Securities Sold Short – (% of Net Assets)

Shares		Value
Securities Sold Short – (0.4)%
Common Stocks Sold Short – (0.4)%
Information Technology Services – (0.1)%
Teradata Corp*	70,840	$(2,844,226)
Internet Software & Services – (0.1)%
Nutanix Inc*	49,599	(2,557,820)
Technology Hardware, Storage & Peripherals – (0.2)%
NetApp Inc	41,745	(3,278,235)
Pure Storage Inc*	128,645	(3,072,043)
		(6,350,278)
Total Securities Sold Short (proceeds $11,062,325)		$(11,752,324)

Summary of Investments by Country - (Short Positions) (unaudited)

		% of Securities Sold Short

Country	Value
United States	$(11,752,324)	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 4.3%
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$1,478,353∆	$-	$-	$30,808,239
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$791,810	$-	$-	$94,119,125
Total Affiliated Investments - 4.3%	$2,270,163	$-	$-	$124,927,364

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 4.3%
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	38,521,647	362,574,547	(370,287,955)	30,808,239
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	7,088,209	408,910,916	(321,880,000)	94,119,125

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Japanese Yen	7/12/18	(98,505,000)	$910,869	$20,419

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)

Barclays Capital, Inc.:
Japanese Yen	7/19/18	(718,425,000)	$6,523,994	26,219
Citibank NA:
British Pound	7/19/18	(5,452,000)	7,282,397	82,544
Japanese Yen	7/19/18	(625,384,000)	5,684,224	27,956

				110,500
HSBC Securities (USA), Inc.:
Japanese Yen	7/12/18	(587,900,000)	5,413,263	98,862
JPMorgan Chase & Co.:
Japanese Yen	7/19/18	(1,248,027,000)	11,355,434	67,689
Total				$323,689

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Forward foreign currency exchange contracts, sold	$24,918,434
Written options contracts, put	2,779

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2018 is $840,070, which represents 0.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc	12/17/15 - 11/10/17	$8,933,393	$11,173,265	0.4%
Magic Leap Inc	10/5/17	9,160,263	9,160,263	0.3
Total		$18,093,656	$20,333,528	0.7%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Automobiles	$-	$11,349,461	$-
Household Durables	-	38,920,891	-
Information Technology Services	116,715,600	28,251,292	-
Internet Software & Services	499,489,379	115,803,599	9,160,263
Semiconductor & Semiconductor Equipment	299,883,415	119,251,208	-
Software	731,075,128	34,018,834	11,173,265
Technology Hardware, Storage & Peripherals	60,636,483	59,058,243	-
All Other	687,628,499	-	-
Investment Companies	-	124,927,364	-
Total Investments in Securities	$2,395,428,504	$531,580,892	$20,333,528
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	323,689	-
Total Assets	$2,395,428,504	$531,904,581	$20,333,528
Liabilities
Investments In Securities Sold Short:
Common Stocks	$11,752,324	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Technology Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 50 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $273,758,431 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote put options on various equity securities for the purpose of increasing exposure to individual equity risk and/or generating income.

There were no options held at June 30, 2018.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Short Sales

The Fund may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Fund owns or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Fund may also engage in other short sales. The Fund may engage in short sales when the portfolio manager(s) and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Fund are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedule of Investments. The Fund is also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Fund pays stock loan fees on assets borrowed from the security broker.

The Fund may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares or Principal Amounts		Value
Corporate Bonds – 0.3%
Consumer Non-Cyclical – 0.3%
PTC Therapeutics Inc, 3.0000%, 8/15/22 (cost $9,779,000)	$9,779,000	$9,661,398
Common Stocks – 98.7%
Biotechnology – 34.2%
AbbVie Inc	580,104	53,746,636
Acceleron Pharma Inc*	506,877	24,593,672
Acerta Pharma BV PP*,¢,£,§	143,797,410	11,877,666
Adamas Pharmaceuticals Inc*,#	409,480	10,576,868
Alexion Pharmaceuticals Inc*	399,948	49,653,544
Amicus Therapeutics Inc*,#	1,996,885	31,191,344
AnaptysBio Inc*	636,884	45,244,239
Argenx SE (ADR)*	196,745	16,302,291
Beigene LTD (ADR)*	96,627	14,854,469
BioCryst Pharmaceuticals Inc*	4,067,864	23,308,861
Biogen Inc*	271,060	78,672,454
Biohaven Pharmaceutical Holding Co Ltd*,#	1,115,219	44,073,455
BioNTech AG*,¢,§	63,547	13,544,494
Celgene Corp*	927,669	73,675,472
DBV Technologies SA (ADR)*	900,496	17,370,568
Eidos Therapeutics Inc (144A)*,§	711,694	13,028,270
FibroGen Inc*	415,967	26,039,534
Galapagos NV*	190,419	17,466,920
Gilead Sciences Inc	797,695	56,508,714
Global Blood Therapeutics Inc*	962,757	43,516,616
Heron Therapeutics Inc*	986,444	38,323,349
Immunomedics Inc*,#	1,125,269	26,635,117
Insmed Inc*	1,807,760	42,753,524
Ironwood Pharmaceuticals Inc*	1,337,228	25,567,799
Mirati Therapeutics Inc*,#	297,055	14,644,812
Momenta Pharmaceuticals Inc*	878,199	17,959,170
Myovant Sciences Ltd*	504,363	11,534,782
Neurocrine Biosciences Inc*	787,513	77,365,277
Odonate Therapeutics Inc*,#	573,540	12,663,763
Puma Biotechnology Inc*	445,773	26,367,473
Regeneron Pharmaceuticals Inc*	173,744	59,939,943
Rhythm Pharmaceuticals Inc*	768,249	24,015,464
RPI International Holdings LP*,¢,§	127,226	18,479,577
Rubius Therapeutics Inc*,¢,§	508,126	6,498,932
Sage Therapeutics Inc*	77,881	12,190,713
Shire PLC (ADR)	596,975	100,769,380
Solid Biosciences PP*,£,§	808,525	27,367,358
Spark Therapeutics Inc*,#	127,409	10,544,369
Vertex Pharmaceuticals Inc*	256,399	43,577,574
Viking Therapeutics Inc*,#	951,301	9,027,847
		1,271,472,310
Health Care Equipment & Supplies – 16.0%
Abbott Laboratories	1,414,416	86,265,232
Baxter International Inc	427,175	31,542,602
Boston Scientific Corp*	2,899,661	94,818,915
Cooper Cos Inc	213,527	50,274,932
DexCom Inc*	386,558	36,715,279
Edwards Lifesciences Corp*	391,546	56,997,351
Glaukos Corp*	1,005,937	40,881,280
ICU Medical Inc*	113,649	33,373,029
Nevro Corp*	345,562	27,593,126
NuVasive Inc*	590,695	30,787,023
Siemens Healthineers AG*	9,869	407,340
Silk Road Medical Inc*,¢,£,§	4,348,205	11,479,261
STERIS PLC	386,919	40,630,364
Varian Medical Systems Inc*	218,032	24,794,599
Wright Medical Group NV*	1,093,388	28,384,353
		594,944,686
Health Care Providers & Services – 12.0%
Acadia Healthcare Co Inc*	605,200	24,758,732
Aetna Inc	297,140	54,525,190
AmerisourceBergen Corp	293,484	25,025,381
Anthem Inc	241,459	57,474,486
Bigfoot Biomedical Inc*,¢,£,§	1,035,873	9,808,940
DaVita Inc*	493,680	34,281,139

Shares or Principal Amounts		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Diplomat Pharmacy Inc*	693,495	$17,725,732
HealthEquity Inc*	225,485	16,933,924
Henry Schein Inc*	357,932	26,000,181
Humana Inc	316,229	94,119,237
UnitedHealth Group Inc	235,450	57,765,303
Universal Health Services Inc	254,974	28,414,303
		446,832,548
Health Care Technology – 2.7%
athenahealth Inc*	364,140	57,949,240
Teladoc Inc*,#	728,974	42,316,941
		100,266,181
Life Sciences Tools & Services – 2.7%
BridgeBio LLC (144A)*,¢,£,§	7,920,010	7,647,562
NeoGenomics Inc*	1,336,780	17,525,186
Thermo Fisher Scientific Inc	364,417	75,485,337
		100,658,085
Pharmaceuticals – 31.1%
Allergan PLC	328,456	54,760,184
Assembly Biosciences Inc*	359,997	14,115,482
Astellas Pharma Inc	832,400	12,683,018
AstraZeneca PLC	1,804,434	124,907,085
Atlas Holdings Inc*,§	1,008,023	16,541,657
Bayer AG	212,205	23,378,127
Bristol-Myers Squibb Co	1,160,364	64,214,544
Clementia Pharmaceuticals Inc*,#	695,526	9,153,122
Collegium Pharmaceutical Inc*	1,161,614	27,704,494
Eisai Co Ltd	215,600	15,159,707
Eli Lilly & Co	1,210,065	103,254,846
GW Pharmaceuticals PLC (ADR)*	210,207	29,332,285
Indivior PLC*	6,872,434	34,452,970
Jazz Pharmaceuticals PLC*	270,808	46,660,218
Johnson & Johnson	484,919	58,840,072
Menlo Therapeutics Inc*,#	760,493	6,175,203
Merck & Co Inc	1,839,188	111,638,712
Mylan NV*	887,058	32,058,276
Nektar Therapeutics*	707,846	34,564,120
Novartis AG (ADR)	1,009,647	76,268,734
Novo Nordisk A/S	939,071	43,380,730
Roche Holding AG	283,863	63,189,354
Sanofi	1,141,912	91,428,343
Takeda Pharmaceutical Co Ltd	1,014,900	42,865,446
WaVe Life Sciences Ltd*	482,507	18,455,893
		1,155,182,622
Total Common Stocks (cost $2,867,162,779)		3,669,356,432
Rights – 0.1%
Biotechnology – 0.1%
DYAX Corp*,¢ (cost $1,805,712)	1,626,768	5,433,405
Investment Companies – 2.8%
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	69,102,562	69,102,562
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	36,811,470	36,811,470
Total Investment Companies (cost $105,914,032)		105,914,032
Total Investments (total cost $2,984,661,523) – 101.9%		3,790,365,267
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(70,996,255)
Net Assets – 100%		$3,719,369,012

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,058,305,353	80.7%
United Kingdom	289,461,720	7.6
Switzerland	139,458,088	3.7
France	108,798,911	2.9
Japan	70,708,171	1.9
Denmark	43,380,730	1.1
Germany	37,329,961	1.0
Belgium	33,769,211	0.9
Canada	9,153,122	0.2

Total	$3,790,365,267	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 1.8%
Biotechnology - 1.0%
Acerta Pharma BV PP *,¢,§	$-	$(12,663,714)Ð	$1,533,794	$11,877,666
Solid Biosciences PP *,§	-	-	18,006,141	27,367,358
Total Biotechnology	$-	$(12,663,714)	$19,539,935	$39,245,024
Health Care Equipment & Supplies - 0.3%
Silk Road Medical Inc *,¢,§	$-	$-	$1,652,318	$11,479,261
Health Care Providers & Services - 0.3%
Bigfoot Biomedical Inc *,¢,§	$-	$-	$-	$9,808,940
Life Sciences Tools & Services - 0.2%
BridgeBio LLC (144A) *,¢,§	$-	$-	$-	$7,647,562
Total Common Stocks	$-	$(12,663,714)	$21,192,253	$68,180,787
Investment Companies – 2.8%
Investments Purchased with Cash Collateral from Securities Lending -1.8%
Janus Henderson Cash Collateral Fund LLC,1.8237% ºº	$486,563∆	$-	$-	$69,102,562
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$542,609	$-	$-	$36,811,470
Total Investment Companies	$1,029,172	$-	$-	$105,914,032
Total Affiliated Investments – 4.6%	$1,029,172	$(12,663,714)	$21,192,253	$174,094,819

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 1.8%
Biotechnology - 1.0%
Acerta Pharma BV PP*,¢,§	143,797,410	-	-	143,797,410
Solid Biosciences PP*,§	-	808,525Ð	-	808,525
Health Care Equipment & Supplies - 0.3%
Silk Road Medical Inc*,¢,§	4,348,205	-	-	4,348,205
Health Care Providers & Services - 0.3%
Bigfoot Biomedical Inc*,¢,§	-	1,035,873	-	1,035,873
Life Sciences Tools & Services - 0.2%
BridgeBio LLC (144A) *,¢,§	2,974,745	4,945,265	-	7,920,010

Investment Companies – 2.8%
Investments Purchased with Cash Collateral from Securities Lending – 1.8%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	51,402,695	706,680,485	(688,980,618)	69,102,562
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	60,105,109	574,575,361	(597,869,000)	36,811,470

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2018 is $20,675,832, which represents 0.6% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ð	All or a portion is the result of a corporate action

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Acerta Pharma BV PP	5/11/15	$8,272,388	$11,877,666	0.3%
Atlas Holdings Inc	10/17/17	18,396,420	16,541,657	0.4
Bigfoot Biomedical Inc	11/21/17	9,808,940	9,808,940	0.3
BioNTech AG	1/17/18	13,775,320	13,544,494	0.4
BridgeBio LLC	6/19/17 - 4/10/18	7,647,562	7,647,562	0.2
Eidos Therapeutics Inc	3/29/18 - 5/4/18	6,447,378	13,028,270	0.4
RPI International Holdings LP	5/21/15	14,999,945	18,479,577	0.5
Rubius Therapeutics Inc	2/22/18	6,498,931	6,498,932	0.2
Silk Road Medical Inc	7/7/17	9,826,943	11,479,261	0.3
Solid Biosciences PP	10/24/17	9,361,217	27,367,358	0.7
Total		$105,035,044	$136,273,717	3.7%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Corporate Bonds	$-	$9,661,398	$-
Common Stocks
Biotechnology	1,163,209,093	57,862,548	50,400,669
Health Care Equipment & Supplies	583,058,085	407,340	11,479,261
Health Care Providers & Services	437,023,608	-	9,808,940
Life Sciences Tools & Services	93,010,523	-	7,647,562
Pharmaceuticals	687,196,185	467,986,437	-
All Other	100,266,181	-	-
Rights	-	-	5,433,405
Investment Companies	-	105,914,032	-
Total Assets	$3,063,763,675	$641,831,755	$84,769,837

Organization and Significant Accounting Policies

Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued as follows: 1) based on recent transactions; 2) at cost.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $468,364,979 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets of $17,151,696 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current period and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 98.8%
Aerospace & Defense – 3.3%
Boeing Co	38,589	$12,946,995
L3 Technologies Inc	144,673	27,823,511
Safran SA	442,969	53,731,142
		94,501,648
Airlines – 1.6%
Ryanair Holdings PLC (ADR)*	219,703	25,096,674
United Continental Holdings Inc*	296,276	20,659,326
		45,756,000
Automobiles – 0.9%
Isuzu Motors Ltd	1,828,000	24,249,163
Banks – 8.3%
BNP Paribas SA	352,399	21,841,527
CaixaBank SA	4,236,743	18,300,242
China Construction Bank Corp	23,380,000	21,439,377
HDFC Bank Ltd*	1,148,575	35,854,290
ING Groep NV	1,406,601	20,182,157
JPMorgan Chase & Co	502,072	52,315,902
Mitsubishi UFJ Financial Group Inc	3,559,800	20,193,128
Wells Fargo & Co	770,587	42,721,343
		232,847,966
Beverages – 4.1%
Coca-Cola Co	1,294,839	56,791,639
Monster Beverage Corp*	425,213	24,364,705
Pernod Ricard SA	210,067	34,283,313
		115,439,657
Biotechnology – 3.6%
Biogen Inc*	95,843	27,817,472
Celgene Corp*	189,866	15,079,158
Neurocrine Biosciences Inc*	241,816	23,756,004
Shire PLC	601,958	33,846,408
		100,499,042
Capital Markets – 4.0%
Blackstone Group LP	666,294	21,434,678
Intercontinental Exchange Inc	360,833	26,539,267
London Stock Exchange Group PLC	394,750	23,253,090
TD Ameritrade Holding Corp	533,623	29,226,532
UBS Group AG*	874,709	13,462,901
		113,916,468
Chemicals – 1.9%
Air Products & Chemicals Inc	176,877	27,545,055
Shin-Etsu Chemical Co Ltd	293,500	26,039,872
		53,584,927
Construction Materials – 0.7%
Vulcan Materials Co	159,867	20,632,435
Consumer Finance – 1.1%
Synchrony Financial	899,421	30,022,673
Containers & Packaging – 0.3%
Sealed Air Corp	184,400	7,827,780
Electrical Equipment – 0.8%
Sensata Technologies Holding PLC*	450,434	21,431,650
Electronic Equipment, Instruments & Components – 1.9%
Amphenol Corp	156,466	13,636,012
Flex Ltd*	1,224,429	17,276,693
Keyence Corp	40,900	23,070,172
		53,982,877
Energy Equipment & Services – 0.7%
Halliburton Co	419,624	18,908,257
Equity Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp	138,268	19,934,098
Equinix Inc	41,444	17,816,361
Invitation Homes Inc	841,528	19,405,636
		57,156,095
Health Care Equipment & Supplies – 1.0%
Boston Scientific Corp*	892,803	29,194,658
Health Care Providers & Services – 1.6%
Humana Inc	77,632	23,105,612
UnitedHealth Group Inc	94,194	23,109,556
		46,215,168

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.2%
McDonald's Corp	192,468	$30,157,811
Merlin Entertainments PLC	3,997,940	20,394,634
Norwegian Cruise Line Holdings Ltd*	316,285	14,944,466
Starbucks Corp	491,751	24,022,036
		89,518,947
Household Durables – 1.3%
Sony Corp	376,400	19,314,204
Techtronic Industries Co Ltd	3,122,000	17,336,031
		36,650,235
Independent Power and Renewable Electricity Producers – 1.1%
NRG Energy Inc	1,013,175	31,104,473
Industrial Conglomerates – 1.2%
Siemens AG	246,162	32,527,482
Information Technology Services – 4.2%
Amdocs Ltd	372,321	24,643,927
Mastercard Inc	248,693	48,873,148
Visa Inc	343,521	45,499,357
		119,016,432
Insurance – 3.1%
AIA Group Ltd	4,434,100	38,388,024
Progressive Corp	568,757	33,641,977
Prudential PLC	727,844	16,627,195
		88,657,196
Internet & Direct Marketing Retail – 3.9%
Amazon.com Inc*	43,180	73,397,364
Booking Holdings Inc*	11,996	24,316,972
Ctrip.com International Ltd (ADR)*	272,848	12,995,750
		110,710,086
Internet Software & Services – 4.1%
Alibaba Group Holding Ltd (ADR)*	155,409	28,833,032
Alphabet Inc*	69,381	77,404,913
MercadoLibre Inc	32,699	9,774,712
		116,012,657
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	120,389	24,937,378
Machinery – 2.6%
Illinois Tool Works Inc	180,882	25,059,392
Parker-Hannifin Corp	168,904	26,323,688
SMC Corp/Japan	64,000	23,425,900
		74,808,980
Media – 0.5%
Grupo Televisa SAB (ADR)	796,570	15,095,002
Metals & Mining – 1.6%
Rio Tinto PLC	465,648	25,677,042
Teck Resources Ltd	765,899	19,513,091
		45,190,133
Multi-Utilities – 0.6%
National Grid PLC	1,421,750	15,726,579
Oil, Gas & Consumable Fuels – 7.1%
Anadarko Petroleum Corp	416,275	30,492,144
Cabot Oil & Gas Corp	748,804	17,821,535
Canadian Natural Resources Ltd	668,341	24,125,356
Enterprise Products Partners LP	1,201,220	33,237,757
Occidental Petroleum Corp	277,450	23,217,016
Suncor Energy Inc	947,611	38,567,660
TOTAL SA	545,065	33,143,462
		200,604,930
Personal Products – 2.7%
Estee Lauder Cos Inc	240,694	34,344,627
Unilever NV	754,156	42,036,709
		76,381,336
Pharmaceuticals – 5.0%
AstraZeneca PLC	466,588	32,298,298
Eli Lilly & Co	439,414	37,495,197
Jazz Pharmaceuticals PLC*	108,421	18,680,938
Mylan NV*	490,300	17,719,442
Nektar Therapeutics*	202,232	9,874,989
Sanofi	325,554	26,065,811
		142,134,675
Road & Rail – 1.0%
Union Pacific Corp	194,794	27,598,414
Semiconductor & Semiconductor Equipment – 5.0%
ASML Holding NV	181,528	35,798,258

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Broadcom Inc	116,397	$28,242,568
Microchip Technology Inc	195,858	17,813,285
Taiwan Semiconductor Manufacturing Co Ltd	4,168,000	29,660,188
Texas Instruments Inc	259,744	28,636,776
		140,151,075
Software – 6.6%
Activision Blizzard Inc	450,698	34,397,271
Adobe Systems Inc*	171,556	41,827,068
Constellation Software Inc/Canada	15,347	11,903,411
salesforce.com Inc*	303,385	41,381,714
SS&C Technologies Holdings Inc	442,788	22,980,697
Ultimate Software Group Inc*	125,618	32,322,768
		184,812,929
Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co Ltd	481,600	20,111,473
Textiles, Apparel & Luxury Goods – 1.8%
Cie Financiere Richemont SA	245,251	20,785,280
NIKE Inc	377,958	30,115,693
		50,900,973
Tobacco – 1.7%
British American Tobacco PLC	931,387	47,029,955
Trading Companies & Distributors – 1.1%
Ferguson PLC	373,725	30,319,883
Total Common Stocks (cost $2,210,557,780)		2,786,167,687
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£ (cost $28,266,000)	28,266,000	28,266,000
Total Investments (total cost $2,238,823,780) – 99.8%		2,814,433,687
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		4,803,428
Net Assets – 100%		$2,819,237,115

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,732,115,809	61.5%
United Kingdom	245,173,084	8.7
France	169,065,255	6.0
Japan	136,292,439	4.8
Netherlands	98,017,124	3.5
Canada	94,109,518	3.3
China	63,268,159	2.3
Hong Kong	55,724,055	2.0
India	35,854,290	1.3
Switzerland	34,248,181	1.2
Germany	32,527,482	1.2
Taiwan	29,660,188	1.1
Ireland	25,096,674	0.9
South Korea	20,111,473	0.7
Spain	18,300,242	0.7
Mexico	15,095,002	0.5
Brazil	9,774,712	0.3

Total	$2,814,433,687	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$164,788	$-	$-	$28,266,000

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	15,293,000	292,285,427	(279,312,427)	28,266,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$40,770,506	$53,731,142	$-
Automobiles	-	24,249,163	-
Banks	95,037,245	137,810,721	-
Beverages	81,156,344	34,283,313	-
Biotechnology	66,652,634	33,846,408	-
Capital Markets	77,200,477	36,715,991	-
Chemicals	27,545,055	26,039,872	-
Electronic Equipment, Instruments & Components	30,912,705	23,070,172	-
Hotels, Restaurants & Leisure	69,124,313	20,394,634	-
Household Durables	-	36,650,235	-
Industrial Conglomerates	-	32,527,482	-
Insurance	33,641,977	55,015,219	-
Machinery	51,383,080	23,425,900	-
Metals & Mining	19,513,091	25,677,042	-
Multi-Utilities	-	15,726,579	-
Oil, Gas & Consumable Fuels	167,461,468	33,143,462	-
Personal Products	34,344,627	42,036,709	-
Pharmaceuticals	83,770,566	58,364,109	-
Semiconductor & Semiconductor Equipment	74,692,629	65,458,446	-
Technology Hardware, Storage & Peripherals	-	20,111,473	-
Textiles, Apparel & Luxury Goods	30,115,693	20,785,280	-
Tobacco	-	47,029,955	-

Trading Companies & Distributors	-	30,319,883	-
All Other	906,432,087	-	-
Investment Companies	-	28,266,000	-
Total Assets	$1,889,754,497	$924,679,190	$-

Organization and Significant Accounting Policies

Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $816,770,189 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 94.5%
Aerospace & Defense – 0.5%
BAE Systems PLC	3,183,717	$27,163,683
Air Freight & Logistics – 1.8%
Deutsche Post AG	3,184,801	103,976,333
Automobiles – 0.9%
General Motors Co	1,352,889	53,303,827
Banks – 10.3%
Agricultural Bank of China Ltd	105,838,000	49,155,768
BNP Paribas SA	1,913,425	118,593,194
ING Groep NV	9,064,917	130,065,016
Lloyds Banking Group PLC	67,103,193	55,814,466
Malayan Banking Bhd	17,862,800	39,790,701
Societe Generale SA	2,437,262	102,619,541
Swedbank AB	4,093,880	87,579,631
		583,618,317
Beverages – 0.5%
Britvic PLC	2,654,860	27,275,975
Chemicals – 2.9%
BASF SE	1,124,025	107,442,730
DowDuPont Inc	840,247	55,389,082
		162,831,812
Communications Equipment – 1.5%
Cisco Systems Inc	2,013,538	86,642,540
Containers & Packaging – 1.0%
Amcor Ltd/Australia	5,334,664	56,967,663
Distributors – 0.1%
Connect Group PLC	10,645,272	4,343,330
Diversified Telecommunication Services – 5.5%
BT Group PLC	21,018,575	60,466,149
Deutsche Telekom AG*	3,711,260	57,591,576
Orange SA	7,141,898	119,457,305
Telenor ASA	953,623	19,553,309
Verizon Communications Inc	1,058,333	53,244,733
		310,313,072
Electric Utilities – 4.8%
Duke Energy Corp	369,132	29,190,959
Enel SpA	14,194,827	78,634,867
PPL Corp	1,011,373	28,874,699
SSE PLC	7,437,161	132,849,236
		269,549,761
Electrical Equipment – 0.9%
ABB Ltd	2,430,137	53,048,634
Electronic Equipment, Instruments & Components – 0.7%
Hon Hai Precision Industry Co Ltd	14,912,000	40,783,772
Equity Real Estate Investment Trusts (REITs) – 5.6%
Crown Castle International Corp	338,615	36,509,469
CyrusOne Inc	493,674	28,810,815
Dexus	10,639,021	76,699,372
Eurocommercial Properties NV	1,429,620	60,663,904
Hammerson PLC	5,838,956	40,155,006
Mirvac Group	14,103,587	22,706,298
Unibail-Rodamco-Westfield	238,649	52,543,578
		318,088,442
Food Products – 3.8%
Marine Harvest ASA	4,884,089	97,287,410
Nestle SA	1,529,595	118,464,173
		215,751,583
Hotels, Restaurants & Leisure – 1.1%
Las Vegas Sands Corp	797,655	60,908,936
Household Durables – 1.2%
Persimmon PLC	417,914	13,964,179
Taylor Wimpey PLC	22,711,013	53,599,104
		67,563,283
Insurance – 6.4%
AXA SA	4,175,074	102,277,853
Hannover Rueck SE	630,117	78,554,541
Manulife Financial Corp	2,411,824	43,337,606
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	472,437	100,112,117

Shares		Value
Common Stocks – (continued)
Insurance – (continued)
Phoenix Group Holdings	4,409,735	$39,382,961
		363,665,078
Media – 0.6%
Atresmedia Corp de Medios de Comunicacion SA	3,719,483	31,257,124
Metals & Mining – 2.1%
BHP Billiton PLC	2,461,947	55,083,605
Rio Tinto PLC	1,109,177	61,162,905
		116,246,510
Multi-Utilities – 3.6%
National Grid PLC	11,551,672	127,777,940
Veolia Environnement SA	3,410,348	72,953,869
		200,731,809
Oil, Gas & Consumable Fuels – 13.2%
BP PLC	17,185,354	130,828,714
China Petroleum & Chemical Corp	137,480,000	123,407,657
Inter Pipeline Ltd	2,474,138	46,377,147
Royal Dutch Shell PLC	3,691,571	128,087,368
Snam SpA	13,868,167	57,768,117
TOTAL SA	2,819,622	171,451,175
Woodside Petroleum Ltd	3,359,846	88,400,638
		746,320,816
Paper & Forest Products – 1.6%
Mondi PLC	3,294,545	88,729,332
Pharmaceuticals – 7.5%
GlaxoSmithKline PLC	7,638,585	154,085,840
Novartis AG	761,979	57,739,072
Pfizer Inc	4,266,499	154,788,584
Sanofi	733,243	58,707,845
		425,321,341
Professional Services – 2.1%
Adecco Group AG	2,029,561	119,951,536
Semiconductor & Semiconductor Equipment – 2.3%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,598,978	131,578,636
Technology Hardware, Storage & Peripherals – 0.5%
Catcher Technology Co Ltd	2,504,000	27,969,298
Textiles, Apparel & Luxury Goods – 0.9%
Li & Fung Ltd	61,088,000	22,303,231
Pandora A/S	426,722	29,827,353
		52,130,584
Tobacco – 5.5%
British American Tobacco PLC	2,811,884	141,984,780
Imperial Brands PLC	4,456,487	165,907,817
		307,892,597
Transportation Infrastructure – 0.2%
CCR SA	4,385,914	11,454,310
Wireless Telecommunication Services – 4.9%
China Mobile Ltd	6,216,000	55,136,355
Tele2 AB	7,185,533	84,422,726
Vodafone Group PLC	57,528,681	139,376,291
		278,935,372
Total Common Stocks (cost $5,656,356,423)		5,344,315,306
Rights – 0.1%
Insurance – 0.1%
Phoenix Group Holdings-NIL* (cost $0)	2,057,876	4,482,545
Investment Companies – 5.0%
Money Markets – 5.0%
Fidelity Investments Money Market Treasury Portfolio, 1.7500%ºº (cost $284,866,179)	284,866,179	284,866,179
Total Investments (total cost $5,941,222,602) – 99.6%		5,633,664,030
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		23,184,098
Net Assets – 100%		$5,656,848,128

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,652,521,226	29.3%
United States	872,529,823	15.5
France	798,604,360	14.2
Germany	447,677,297	7.9
Switzerland	349,203,415	6.2
Australia	244,773,971	4.3
China	227,699,780	4.0
Taiwan	200,331,706	3.6
Netherlands	190,728,920	3.4
Sweden	172,002,357	3.1
Italy	136,402,984	2.4
Norway	116,840,719	2.1
Canada	89,714,753	1.6
Malaysia	39,790,701	0.7
Spain	31,257,124	0.6
Denmark	29,827,353	0.5
Hong Kong	22,303,231	0.4
Brazil	11,454,310	0.2

Total	$5,633,664,030	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/25/18	(575,212,667)	$762,406,959	$2,553,207
Euro	7/25/18	(330,919,551)	384,074,788	(3,045,446)
Total				$(492,239)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Forward foreign currency exchange contracts, purchased	$19,074,047
Forward foreign currency exchange contracts, sold	813,584,698

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$27,163,683	$-
Air Freight & Logistics	-	103,976,333	-
Banks	-	583,618,317	-
Beverages	-	27,275,975	-
Chemicals	55,389,082	107,442,730	-
Containers & Packaging	-	56,967,663	-
Distributors	-	4,343,330	-
Diversified Telecommunication Services	53,244,733	257,068,339	-
Electric Utilities	58,065,658	211,484,103	-
Electrical Equipment	-	53,048,634	-
Electronic Equipment, Instruments & Components	-	40,783,772	-
Equity Real Estate Investment Trusts (REITs)	65,320,284	252,768,158	-
Food Products	-	215,751,583	-
Household Durables	-	67,563,283	-
Insurance	43,337,606	320,327,472	-
Media	-	31,257,124	-
Metals & Mining	-	116,246,510	-
Multi-Utilities	-	200,731,809	-
Oil, Gas & Consumable Fuels	46,377,147	699,943,669	-
Paper & Forest Products	-	88,729,332	-
Pharmaceuticals	154,788,584	270,532,757	-
Professional Services	-	119,951,536	-
Technology Hardware, Storage & Peripherals	-	27,969,298	-
Textiles, Apparel & Luxury Goods	-	52,130,584	-
Tobacco	-	307,892,597	-
Wireless Telecommunication Services	-	278,935,372	-
All Other	343,888,249	-	-
Rights	-	4,482,545	-
Investment Companies	284,866,179	-	-
Total Investments in Securities	$1,105,277,522	$4,528,386,508	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,553,207	-
Total Assets	$1,105,277,522	$4,530,939,715	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$3,045,446	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $2,335,958,734 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares or Contract Amounts		Value
Common Stocks – 98.9%
Aerospace & Defense – 4.3%
General Dynamics Corp	194,781	$36,309,126
Safran SA	461,472	55,975,514
		92,284,640
Airlines – 1.7%
United Continental Holdings Inc*	522,021	36,400,524
Auto Components – 1.5%
Aptiv PLC	348,229	31,908,223
Automobiles – 1.2%
Mahindra & Mahindra Ltd	1,927,632	25,197,547
Banks – 9.9%
BNP Paribas SA	661,727	41,013,533
China Construction Bank Corp	52,488,000	48,131,310
Citigroup Inc	1,233,071	82,517,111
Mitsubishi UFJ Financial Group Inc	5,111,400	28,994,650
Permanent TSB Group Holdings PLC*	5,262,077	12,285,688
		212,942,292
Beverages – 4.0%
Coca-Cola Co	1,511,899	66,311,890
Diageo PLC	578,374	20,757,274
		87,069,164
Biotechnology – 2.7%
Beigene LTD (ADR)*	35,315	5,428,975
Regeneron Pharmaceuticals Inc*	57,217	19,739,293
Shire PLC	576,720	32,427,347
		57,595,615
Capital Markets – 3.0%
Goldman Sachs Group Inc	298,881	65,924,182
Chemicals – 3.3%
Air Products & Chemicals Inc	345,980	53,879,465
Shin-Etsu Chemical Co Ltd	204,700	18,161,369
		72,040,834
Diversified Telecommunication Services – 1.6%
Nippon Telegraph & Telephone Corp	479,500	21,791,144
Tower Bersama Infrastructure Tbk PT	37,443,900	13,032,081
		34,823,225
Electronic Equipment, Instruments & Components – 1.2%
Keyence Corp	44,400	25,044,392
Energy Equipment & Services – 0.9%
Schlumberger Ltd	298,347	19,998,199
Health Care Equipment & Supplies – 1.2%
Boston Scientific Corp*	763,040	24,951,408
Health Care Providers & Services – 1.7%
Anthem Inc	153,267	36,482,144
Hotels, Restaurants & Leisure – 2.5%
GVC Holdings PLC	3,960,866	54,873,963
Household Durables – 3.6%
PulteGroup Inc	1,487,448	42,764,130
Sony Corp	700,200	35,929,345
		78,693,475
Independent Power and Renewable Electricity Producers – 3.7%
NRG Energy Inc	2,602,540	79,897,978
Industrial Conglomerates – 1.3%
Siemens AG	211,453	27,941,087
Insurance – 4.4%
AIA Group Ltd	4,654,200	40,293,530
NN Group NV	520,840	21,131,740
Sony Financial Holdings Inc	1,726,600	32,881,866
		94,307,136
Internet & Direct Marketing Retail – 1.4%
Ctrip.com International Ltd (ADR)*	370,932	17,667,491
MakeMyTrip Ltd*	360,793	13,042,667
		30,710,158
Internet Software & Services – 10.4%
Alibaba Group Holding Ltd (ADR)*	444,295	82,430,051
Alphabet Inc*	66,591	74,292,249
IQIYI Inc (ADR)*,#	434,098	14,021,365
Magic Leap Inc*,¢,§	342,761	9,254,547

Shares or Contract Amounts		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Tencent Holdings Ltd	904,500	$45,043,586
		225,041,798
Leisure Products – 1.1%
Hasbro Inc	263,813	24,352,578
Machinery – 4.0%
Parker-Hannifin Corp	302,011	47,068,414
Stanley Black & Decker Inc	289,302	38,422,199
		85,490,613
Metals & Mining – 3.1%
ArcelorMittal	384,323	11,222,479
Rio Tinto Ltd	465,251	28,877,851
Teck Resources Ltd	1,045,421	26,634,575
		66,734,905
Oil, Gas & Consumable Fuels – 5.4%
Anadarko Petroleum Corp	232,669	17,043,004
Canadian Natural Resources Ltd	1,522,019	54,899,225
TOTAL SA	738,579	44,910,359
		116,852,588
Personal Products – 0.9%
Estee Lauder Cos Inc	143,618	20,492,853
Pharmaceuticals – 3.1%
Eisai Co Ltd	241,200	16,959,747
Sanofi	264,030	21,139,830
Zoetis Inc	333,819	28,438,041
		66,537,618
Real Estate Management & Development – 0.7%
Leopalace21 Corp	2,679,400	14,670,252
Road & Rail – 1.2%
Kansas City Southern	249,983	26,488,199
Semiconductor & Semiconductor Equipment – 4.1%
ASML Holding NV	273,170	53,870,534
ON Semiconductor Corp*	894,792	19,895,700
Taiwan Semiconductor Manufacturing Co Ltd	2,055,000	14,623,725
		88,389,959
Software – 3.3%
Adobe Systems Inc*	188,260	45,899,671
salesforce.com Inc*	189,925	25,905,770
		71,805,441
Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co Ltd	411,150	17,169,502
Textiles, Apparel & Luxury Goods – 2.0%
Cie Financiere Richemont SA	209,206	17,730,428
Samsonite International SA*	7,286,400	25,681,265
		43,411,693
Thrifts & Mortgage Finance – 2.6%
LIC Housing Finance Ltd	2,566,618	17,536,754
MGIC Investment Corp*	3,587,981	38,463,156
		55,999,910
Water Utilities – 0.3%
Cia de Saneamento do Parana	614,180	7,520,733
Wireless Telecommunication Services – 0.8%
T-Mobile US Inc*	286,078	17,093,161
Total Common Stocks (cost $1,689,183,942)		2,137,137,989
Investment Companies – 1.4%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	10,661,108	10,661,108
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	20,622,000	20,622,000
Total Investment Companies (cost $31,283,108)		31,283,108
OTC Purchased Options – Puts – 0.2%
Counterparty/Reference Asset
Bank of America:
Alibaba Group Holding Ltd,
Notional amount $(33,580,930), premiums paid $1,462,480, unrealized appreciation $1,073,656, exercise price $180.00, expires 1/18/19*	1,810	2,536,136

Shares or Contract Amounts		Value
OTC Purchased Options – Puts – (continued)
Counterparty/Reference Asset
UBS AG:
Tencent Holdings Ltd,
Notional amount $(20,830,933), premiums paid $555,671, unrealized appreciation $117,491, exercise price $360.00, expires 12/28/18*	4,150	$673,162
Total OTC Purchased Options – Puts (premiums paid $2,018,151, unrealized appreciation $1,191,147)		3,209,298
Total Investments (total cost $1,722,485,201) – 100.5%		2,171,630,395
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(11,022,989)
Net Assets – 100%		$2,160,607,406

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,066,905,298	49.1%
China	210,503,101	9.7
Japan	194,432,765	8.9
France	174,261,715	8.0
United Kingdom	108,058,584	5.0
Canada	81,533,800	3.8
Netherlands	75,002,274	3.5
Hong Kong	65,974,795	3.0
India	55,776,968	2.6
Australia	28,877,851	1.3
Germany	27,941,087	1.3
Switzerland	17,730,428	0.8
South Korea	17,169,502	0.8
Taiwan	14,623,725	0.7
Indonesia	13,032,081	0.6
Ireland	12,285,688	0.6
Brazil	7,520,733	0.3

Total	$2,171,630,395	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 1.4%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$37,789∆	$-	$-	$10,661,108
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$172,137	$-	$-	$20,622,000
Total Affiliated Investments - 1.4%	$209,926	$-	$-	$31,283,108

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 1.4%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC,3.6474%ºº	-	141,126,687	(130,465,579)	10,661,108
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	42,384,998	264,956,400	(286,719,398)	20,622,000

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Purchased options contracts, put	$ 1,705,925

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc	10/5/17	$9,254,547	$9,254,547	0.4%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$36,309,126	$55,975,514	$-
Automobiles	-	25,197,547	-
Banks	82,517,111	130,425,181	-
Beverages	66,311,890	20,757,274	-
Biotechnology	25,168,268	32,427,347	-
Chemicals	53,879,465	18,161,369	-
Diversified Telecommunication Services	-	34,823,225	-
Electronic Equipment, Instruments & Components	-	25,044,392	-
Hotels, Restaurants & Leisure	-	54,873,963	-
Household Durables	42,764,130	35,929,345	-
Industrial Conglomerates	-	27,941,087	-
Insurance	-	94,307,136	-
Internet Software & Services	170,743,665	45,043,586	9,254,547
Metals & Mining	26,634,575	40,100,330	-

Oil, Gas & Consumable Fuels	71,942,229	44,910,359	-
Pharmaceuticals	28,438,041	38,099,577	-
Real Estate Management & Development	-	14,670,252	-
Semiconductor & Semiconductor Equipment	19,895,700	68,494,259	-
Technology Hardware, Storage & Peripherals	-	17,169,502	-
Textiles, Apparel & Luxury Goods	-	43,411,693	-
Thrifts & Mortgage Finance	38,463,156	17,536,754	-
All Other	579,516,394	-	-
Investment Companies	-	31,283,108	-
OTC Purchased Options – Puts	-	3,209,298	-
Total Assets	$1,242,583,750	$919,792,098	$9,254,547

Organization and Significant Accounting Policies

Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $814,896,939 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on various equity securities for the purpose of decreasing exposure to broad equity risk.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S.

Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Growth and Income Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 99.8%
Aerospace & Defense – 4.7%
Boeing Co	638,650	$214,273,461
Lockheed Martin Corp	115,748	34,195,432
		248,468,893
Air Freight & Logistics – 1.9%
United Parcel Service Inc	956,859	101,647,132
Airlines – 0.3%
Delta Air Lines Inc	350,000	17,339,000
Automobiles – 1.7%
General Motors Co	1,716,434	67,627,500
Harley-Davidson Inc	517,322	21,768,910
		89,396,410
Banks – 6.7%
JPMorgan Chase & Co	1,316,272	137,155,542
US Bancorp	2,207,003	110,394,290
Wells Fargo & Co	1,870,520	103,701,629
		351,251,461
Beverages – 1.2%
Coca-Cola Co	1,424,344	62,471,728
Biotechnology – 1.8%
AbbVie Inc	521,265	48,295,202
Gilead Sciences Inc	655,000	46,400,200
		94,695,402
Capital Markets – 5.4%
BlackRock Inc	52,596	26,247,508
CME Group Inc	1,006,054	164,912,372
Morgan Stanley	752,089	35,649,019
TD Ameritrade Holding Corp	1,031,151	56,476,140
		283,285,039
Chemicals – 3.4%
Air Products & Chemicals Inc	213,165	33,196,185
DowDuPont Inc	615,427	40,568,948
LyondellBasell Industries NV	949,019	104,249,737
		178,014,870
Commercial Services & Supplies – 1.7%
Waste Management Inc	1,108,269	90,146,600
Consumer Finance – 0.7%
American Express Co	380,137	37,253,426
Distributors – 0.5%
Genuine Parts Co	291,522	26,758,804
Electronic Equipment, Instruments & Components – 3.9%
Corning Inc	2,438,134	67,073,066
TE Connectivity Ltd	1,527,760	137,590,066
		204,663,132
Energy Equipment & Services – 0.4%
Schlumberger Ltd	305,000	20,444,150
Equity Real Estate Investment Trusts (REITs) – 1.4%
Crown Castle International Corp	376,546	40,599,190
MGM Growth Properties LLC	218,303	6,649,509
Outfront Media Inc	1,236,928	24,058,250
		71,306,949
Food & Staples Retailing – 3.3%
Kroger Co	1,624,065	46,204,649
Sysco Corp	1,881,445	128,483,879
		174,688,528
Food Products – 0.9%
Hershey Co	514,566	47,885,512
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	1,052,113	64,168,372
Medtronic PLC	1,203,520	103,033,347
		167,201,719
Hotels, Restaurants & Leisure – 7.0%
Carnival Corp	1,430,620	81,988,832
Las Vegas Sands Corp	587,650	44,872,954
McDonald's Corp	972,285	152,347,337
Six Flags Entertainment Corp	1,254,437	87,873,312
		367,082,435
Household Durables – 1.3%
Garmin Ltd	1,152,328	70,292,008

Shares		Value
Common Stocks – (continued)
Household Products – 1.3%
Clorox Co	490,175	$66,296,169
Industrial Conglomerates – 2.8%
3M Co	414,273	81,495,785
Honeywell International Inc	460,523	66,338,338
		147,834,123
Information Technology Services – 4.2%
Accenture PLC	971,467	158,922,286
Automatic Data Processing Inc	463,119	62,122,783
		221,045,069
Insurance – 1.7%
Marsh & McLennan Cos Inc	297,236	24,364,435
Travelers Cos Inc	550,670	67,368,968
		91,733,403
Leisure Products – 1.3%
Hasbro Inc	726,473	67,060,723
Machinery – 2.5%
Caterpillar Inc	262,842	35,659,774
Deere & Co	555,403	77,645,339
Illinois Tool Works Inc	128,636	17,821,231
		131,126,344
Media – 2.5%
Comcast Corp	1,566,878	51,409,267
Omnicom Group Inc	1,019,497	77,757,036
		129,166,303
Oil, Gas & Consumable Fuels – 2.8%
Chevron Corp	932,031	117,836,679
Suncor Energy Inc	714,599	29,084,098
		146,920,777
Pharmaceuticals – 6.6%
Eli Lilly & Co	1,362,776	116,285,676
Merck & Co Inc	2,343,083	142,225,138
Pfizer Inc	2,371,400	86,034,392
		344,545,206
Real Estate Investment Trusts (REITs) – 0%
Colony America Homes III*,¢,§	2,402,758	177,804
Road & Rail – 2.6%
CSX Corp	1,026,051	65,441,533
Union Pacific Corp	508,357	72,024,020
		137,465,553
Semiconductor & Semiconductor Equipment – 5.4%
Intel Corp	1,960,332	97,448,104
KLA-Tencor Corp	170,000	17,430,100
Texas Instruments Inc	1,552,482	171,161,140
		286,039,344
Software – 4.8%
Microsoft Corp	2,563,535	252,790,186
Specialty Retail – 2.7%
Best Buy Co Inc	460,000	34,306,800
Home Depot Inc	537,587	104,883,224
		139,190,024
Technology Hardware, Storage & Peripherals – 3.6%
Apple Inc	1,031,500	190,940,965
Textiles, Apparel & Luxury Goods – 1.0%
VF Corp	644,281	52,521,787
Tobacco – 2.6%
Altria Group Inc	2,365,959	134,362,812
Total Common Stocks (cost $3,307,051,602)		5,243,509,790
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£ (cost $3,932,310)	3,932,310	3,932,310
Total Investments (total cost $3,310,983,912) – 99.9%		5,247,442,100
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,725,023
Net Assets – 100%		$5,250,167,123

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,218,358,002	99.4%
Canada	29,084,098	0.6

Total	$5,247,442,100	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$28,129	$-	$-	$3,932,310

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	5,584,000	105,520,936	(107,172,626)	3,932,310

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony America Homes III	1/30/13	$190,261	$177,804	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Oil, Gas & Consumable Fuels	$117,836,679	$29,084,098	$-
Real Estate Investment Trusts (REITs)	-	-	177,804
All Other	5,096,411,209	-	-
Investment Companies	-	3,932,310	-
Total Assets	$5,214,247,888	$33,016,408	$177,804

Organization and Significant Accounting Policies

Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $25,047,623 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective.

Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity

Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 97.4%
Aerospace & Defense – 2.0%
Rolls-Royce Holdings PLC*	6,500,000	$84,702,787
Air Freight & Logistics – 2.5%
Deutsche Post AG	3,192,815	104,237,972
Auto Components – 0.2%
Continental AG	32,669	7,466,409
Automobiles – 2.7%
Renault SA	1,350,000	114,578,893
Banks – 9.5%
Alpha Bank AE*	5,000,000	11,172,835
Banco Bradesco SA	3,030,367	19,065,896
Barclays PLC	26,000,000	64,820,501
Credit Agricole SA	7,047,102	93,936,771
DBS Group Holdings Ltd	1,830,000	35,542,186
HDFC Bank Ltd	1,352,532	41,598,613
Mitsubishi UFJ Financial Group Inc	13,631,400	77,324,740
Public Bank Bhd	6,801,200	39,318,552
Standard Bank Group Ltd	1,101,509	15,353,470
		398,133,564
Beverages – 1.7%
Fomento Economico Mexicano SAB de CV (ADR)	286,421	25,144,900
Treasury Wine Estates Ltd	3,417,250	44,124,403
		69,269,303
Biotechnology – 3.0%
Shire PLC	2,200,000	123,699,823
Building Products – 2.7%
Assa Abloy AB	5,225,595	111,248,372
Consumer Finance – 0.9%
American Express Co	394,078	38,619,644
Diversified Financial Services – 3.9%
Ayala Corp	2,017,160	34,775,435
Berkshire Hathaway Inc*	197,139	36,795,994
Standard Life Aberdeen PLC	21,606,523	92,834,317
		164,405,746
Diversified Telecommunication Services – 1.5%
BT Group PLC	21,500,000	61,851,111
Electronic Equipment, Instruments & Components – 2.4%
Largan Precision Co Ltd	235,000	34,549,084
TDK Corp	635,900	64,851,038
		99,400,122
Food & Staples Retailing – 0.3%
Shoprite Holdings Ltd	678,697	10,888,498
Food Products – 2.3%
Tiger Brands Ltd	635,212	15,366,193
Uni-President Enterprises Corp	32,414,000	82,218,003
		97,584,196
Health Care Providers & Services – 2.3%
Fresenius SE & Co KGaA	1,180,522	94,783,975
Household Durables – 2.4%
Sony Corp	1,272,000	65,270,104
Techtronic Industries Co Ltd	6,270,500	34,819,212
		100,089,316
Independent Power and Renewable Electricity Producers – 0.3%
Engie Brasil Energia SA	1,675,879	14,803,958
Information Technology Services – 5.0%
Amadeus IT Group SA	393,817	31,026,890
Infosys Ltd	2,840,478	54,503,259
Mastercard Inc	228,338	44,872,984
Tata Consultancy Services Ltd	1,777,698	47,844,746
Visa Inc	222,124	29,420,324
		207,668,203
Insurance – 2.4%
AIA Group Ltd	6,812,200	58,976,320
Tokio Marine Holdings Inc	894,600	41,895,608
		100,871,928
Internet & Direct Marketing Retail – 0.9%
Netflix Inc*	101,533	39,743,062
Internet Software & Services – 4.4%
Alibaba Group Holding Ltd (ADR)*	342,152	63,479,461

Shares		Value
Common Stocks – (continued)
Internet Software & Services – (continued)
Alphabet Inc*	41,465	$46,260,427
Tencent Holdings Ltd	904,700	45,053,546
Yahoo Japan Corp#	8,431,000	27,924,649
		182,718,083
Life Sciences Tools & Services – 1.0%
ICON PLC*	320,691	42,501,178
Machinery – 1.9%
FANUC Corp	149,600	29,664,793
Komatsu Ltd	1,681,600	47,869,503
		77,534,296
Media – 1.5%
Dentsu Inc	1,306,200	61,841,163
Oil, Gas & Consumable Fuels – 2.5%
Kosmos Energy Ltd*	12,700,000	105,029,000
Personal Products – 0.3%
LG Household & Health Care Ltd	10,881	13,623,318
Pharmaceuticals – 9.2%
Bayer AG	1,250,000	137,709,569
Novo Nordisk A/S	2,585,852	119,454,385
Roche Holding AG	352,837	78,543,319
Takeda Pharmaceutical Co Ltd	1,110,200	46,890,549
		382,597,822
Professional Services – 2.1%
RELX NV	4,111,740	87,519,709
Real Estate Management & Development – 1.3%
Mitsui Fudosan Co Ltd	2,203,200	53,114,706
Semiconductor & Semiconductor Equipment – 4.1%
ASML Holding NV	574,781	113,349,779
Taiwan Semiconductor Manufacturing Co Ltd	2,717,000	19,334,628
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,002,552	36,653,301
		169,337,708
Software – 5.5%
Micro Focus International PLC	2,450,000	42,595,154
Microsoft Corp	421,573	41,571,314
SAP SE	926,214	106,994,106
Trend Micro Inc/Japan	706,200	40,224,093
		231,384,667
Specialty Retail – 1.3%
Kingfisher PLC	14,000,000	54,847,787
Technology Hardware, Storage & Peripherals – 2.7%
Apple Inc	238,240	44,100,606
FUJIFILM Holdings Corp	1,184,900	46,230,367
Samsung Electronics Co Ltd	541,750	22,623,319
		112,954,292
Textiles, Apparel & Luxury Goods – 2.4%
Pandora A/S	1,450,000	101,353,250
Thrifts & Mortgage Finance – 2.1%
Housing Development Finance Corp Ltd	3,195,899	88,961,155
Tobacco – 3.1%
British American Tobacco PLC	1,400,000	70,692,352
Japan Tobacco Inc	2,073,700	57,935,744
		128,628,096
Water Utilities – 0.7%
Aguas Andinas SA	50,858,536	27,788,396
Wireless Telecommunication Services – 2.4%
KDDI Corp	1,622,100	44,355,148
SoftBank Group Corp	790,400	56,722,710
		101,077,858
Total Common Stocks (cost $3,645,683,867)		4,066,859,366
Preferred Stocks – 0.9%
Technology Hardware, Storage & Peripherals – 0.9%
Samsung Electronics Co Ltd (cost $25,476,422)	1,103,200	37,204,146
Investment Companies – 1.6%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	22,122,100	22,122,100
Money Markets – 1.1%
Fidelity Investments Money Market Treasury Portfolio, 1.7500%ºº	46,639,586	46,639,586
Total Investment Companies (cost $68,761,686)		68,761,686
Total Investments (total cost $3,739,921,975) – 99.9%		4,172,825,198
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		2,218,635
Net Assets – 100%		$4,175,043,833

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$762,114,915	18.3%
United Kingdom	596,043,832	14.3
United States	495,175,041	11.9
Germany	451,192,031	10.8
India	232,907,773	5.6
Denmark	220,807,635	5.3
France	208,515,664	5.0
Netherlands	200,869,488	4.8
Taiwan	172,755,016	4.1
Sweden	111,248,372	2.7
China	108,533,007	2.6
Hong Kong	93,795,532	2.2
Switzerland	78,543,319	1.9
South Korea	73,450,783	1.8
Australia	44,124,403	1.1
Ireland	42,501,178	1.0
South Africa	41,608,161	1.0
Malaysia	39,318,552	0.9
Singapore	35,542,186	0.8
Philippines	34,775,435	0.8
Brazil	33,869,854	0.8
Spain	31,026,890	0.7
Chile	27,788,396	0.7
Mexico	25,144,900	0.6
Greece	11,172,835	0.3

Total	$4,172,825,198	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 0.5%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº	$461,186∆	$-	$-	$22,122,100

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 0.5%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº	-	163,499,353	(141,377,253)	22,122,100

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$84,702,787	$-
Air Freight & Logistics	-	104,237,972	-
Auto Components	-	7,466,409	-
Automobiles	-	114,578,893	-
Banks	19,065,896	379,067,668	-
Beverages	25,144,900	44,124,403	-
Biotechnology	-	123,699,823	-
Building Products	-	111,248,372	-
Diversified Financial Services	36,795,994	127,609,752	-
Diversified Telecommunication Services	-	61,851,111	-
Electronic Equipment, Instruments & Components	-	99,400,122	-
Food & Staples Retailing	-	10,888,498	-
Food Products	-	97,584,196	-
Health Care Providers & Services	-	94,783,975	-
Household Durables	-	100,089,316	-
Information Technology Services	74,293,308	133,374,895	-
Insurance	-	100,871,928	-
Internet Software & Services	109,739,888	72,978,195	-
Machinery	-	77,534,296	-
Media	-	61,841,163	-
Personal Products	-	13,623,318	-
Pharmaceuticals	-	382,597,822	-
Professional Services	-	87,519,709	-
Real Estate Management & Development	-	53,114,706	-
Semiconductor & Semiconductor Equipment	36,653,301	132,684,407	-
Software	41,571,314	189,813,353	-
Specialty Retail	-	54,847,787	-
Technology Hardware, Storage & Peripherals	44,100,606	68,853,686	-
Textiles, Apparel & Luxury Goods	-	101,353,250	-
Thrifts & Mortgage Finance	-	88,961,155	-
Tobacco	-	128,628,096	-
Wireless Telecommunication Services	-	101,077,858	-
All Other	268,485,238	-	-
Preferred Stocks	-	37,204,146	-
Investment Companies	46,639,586	22,122,100	-
Total Assets	$702,490,031	$3,470,335,167	$-

Organization and Significant Accounting Policies

Janus Henderson International Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of non-U.S. companies. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $3,042,790,949 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Small Cap Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 98.0%
Auto Components – 5.7%
Dometic Group AB	12,695	$124,654
Leoni AG	1,684	85,349
Showa Corp	14,400	235,918
TS Tech Co Ltd	4,200	175,149
Xinyi Glass Holdings Ltd	120,000	146,053
		767,123
Automobiles – 1.1%
EDAG Engineering Group AG*	7,989	154,691
Banks – 1.2%
BPER Banca	30,202	165,426
Building Products – 3.0%
Sekisui Jushi Corp	6,800	142,547
Takasago Thermal Engineering Co Ltd	13,900	257,941
		400,488
Capital Markets – 4.4%
Ashmore Group PLC	29,805	146,651
AURELIUS Equity Opportunities SE & Co KGaA	2,087	124,074
IG Group Holdings PLC	15,857	180,132
Jupiter Fund Management PLC	23,903	140,524
		591,381
Chemicals – 4.4%
Fujimi Inc	7,700	170,360
Ishihara Sangyo Kaisha Ltd*	13,100	123,298
KH Neochem Co Ltd	5,300	160,451
Nippon Soda Co Ltd	25,000	138,198
		592,307
Commercial Services & Supplies – 2.3%
Daiseki Co Ltd	4,400	129,153
SmartGroup Corp Ltd	20,520	177,697
		306,850
Construction & Engineering – 1.9%
Penta-Ocean Construction Co Ltd	38,500	257,611
Consumer Finance – 1.1%
B2Holding ASA	71,105	148,256
Containers & Packaging – 2.1%
DS Smith PLC	40,804	280,488
Distributors – 1.0%
Doshisha Co Ltd	6,200	140,237
Electrical Equipment – 1.2%
Varta AG*	5,745	155,742
Electronic Equipment, Instruments & Components – 4.7%
Electrocomponents PLC	28,274	282,725
V Technology Co Ltd	1,900	350,749
		633,474
Energy Equipment & Services – 0.9%
Modec Inc	4,500	124,570
Equity Real Estate Investment Trusts (REITs) – 1.5%
OUE Hospitality Trust	352,100	205,602
Food & Staples Retailing – 2.4%
Metcash Ltd	165,987	321,601
Food Products – 2.6%
Salmar ASA	3,460	145,245
Synlait Milk Ltd*	27,409	212,214
		357,459
Hotels, Restaurants & Leisure – 5.9%
Evolution Gaming Group AB	2,016	125,460
Kindred Group PLC	12,043	151,553
Kura Corp	1,900	126,124
LeoVegas AB	24,264	192,166
Sushiro Global Holdings Ltd*	3,400	205,422
		800,725
Household Durables – 7.0%
Bellway PLC	2,852	113,014
JVC Kenwood Corp	49,700	140,732
Nobia AB	20,115	154,771
Redrow PLC	51,347	360,986
Victoria PLC*	16,094	175,198
		944,701

Shares		Value
Common Stocks – (continued)
Information Technology Services – 3.3%
Devoteam SA	1,516	$172,342
Mitsubishi Research Institute Inc	3,200	146,265
Sopra Steria Group	644	131,193
		449,800
Insurance – 3.5%
Storebrand ASA	43,232	348,960
UNIQA Insurance Group AG	13,427	123,398
		472,358
Machinery – 2.7%
Fuji Corp/Aichi	7,300	130,689
TK Group Holdings Ltd	270,000	229,944
		360,633
Marine – 0.8%
Wallenius Wilhelmsen Logistics*	23,514	109,720
Media – 5.6%
Metropole Television SA	12,117	242,235
Nine Entertainment Co Holdings Ltd	274,792	506,666
		748,901
Metals & Mining – 2.4%
Granges AB	11,442	149,734
Mineral Resources Ltd	14,633	172,866
		322,600
Multi-Utilities – 1.7%
Iren SpA	88,290	225,240
Oil, Gas & Consumable Fuels – 2.8%
Beach Energy Ltd	170,874	223,451
Gaztransport Et Technigaz SA	2,573	157,639
		381,090
Paper & Forest Products – 3.0%
Ence Energia y Celulosa SA	25,607	226,878
Navigator Co SA	30,020	178,612
		405,490
Personal Products – 0.7%
Oriflame Holding AG	2,882	92,934
Professional Services – 3.1%
en-japan Inc	8,300	418,151
Real Estate Management & Development – 1.2%
Technopolis OYJ	35,914	161,539
Semiconductor & Semiconductor Equipment – 3.8%
BE Semiconductor Industries NV	8,300	223,601
Elmos Semiconductor AG	4,399	116,014
SOITEC*	2,093	175,820
		515,435
Software – 1.0%
Paradox Interactive AB	6,724	139,548
Specialty Retail – 2.9%
Bic Camera Inc	9,300	143,393
IDOM Inc	21,500	118,863
Luk Fook Holdings International Ltd	31,000	128,014
		390,270
Trading Companies & Distributors – 2.8%
Kanematsu Corp	13,200	190,518
Seven Group Holdings Ltd	12,952	183,315
		373,833
Transportation Infrastructure – 2.3%
Nissin Corp	5,600	129,886
Societa Iniziative Autostradali e Servizi SpA	11,738	176,459
		306,345
Total Common Stocks (cost $12,923,601)		13,222,619
Investment Companies – 2.0%
Money Markets – 2.0%
Fidelity Investments Money Market Treasury Portfolio, 1.7500%ºº (cost $269,963)	269,963	269,963
Total Investments (total cost $13,193,564) – 100.0%		13,492,582
Liabilities, net of Cash, Receivables and Other Assets – (0.0)%		(6,479)
Net Assets – 100%		$13,486,103

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$4,156,225	30.8%
United Kingdom	1,679,718	12.4
Australia	1,585,596	11.8
Sweden	1,130,820	8.4
France	879,229	6.5
Norway	752,181	5.6
Germany	635,870	4.7
Italy	567,125	4.2
Hong Kong	504,011	3.7
United States	269,963	2.0
Spain	226,878	1.7
Netherlands	223,601	1.7
New Zealand	212,214	1.6
Singapore	205,602	1.5
Portugal	178,612	1.3
Finland	161,539	1.2
Austria	123,398	0.9

Total	$13,492,582	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$-	$13,222,619	$-
Investment Companies	269,963	-	-
Total Assets	$269,963	$13,222,619	$-

Organization and Significant Accounting Policies

Janus Henderson International Small Cap Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation. The Fund is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $2,555,231 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current year and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson International Value Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares or Principal Amounts		Value
Common Stocks – 91.1%
Aerospace & Defense – 5.0%
BAE Systems PLC	192,612	$1,643,378
Meggitt PLC	94,297	613,623
		2,257,001
Automobiles – 5.2%
Bayerische Motoren Werke AG	5,734	520,050
Honda Motor Co Ltd	31,000	909,119
Hyundai Motor Co	8,316	935,725
		2,364,894
Banks – 3.8%
Bank of Ireland Group PLC	47,412	369,525
Lloyds Banking Group PLC	959,520	798,101
Royal Bank of Scotland Group PLC*	161,672	546,147
		1,713,773
Beverages – 3.3%
Diageo PLC	34,921	1,253,280
Stock Spirits Group PLC	78,569	236,077
		1,489,357
Chemicals – 2.6%
Nitto FC Co Ltd	17,300	118,884
Nutrien Ltd	13,751	748,172
Tikkurila Oyj	18,148	311,421
		1,178,477
Commercial Services & Supplies – 2.1%
Daiseki Co Ltd	11,100	325,817
Secom Co Ltd	6,700	513,969
Secom Joshinetsu Co Ltd	3,600	114,897
		954,683
Communications Equipment – 0.4%
Icom Inc	7,900	192,882
Construction Materials – 2.6%
HeidelbergCement AG	6,700	563,953
Vicat SA	9,687	635,319
		1,199,272
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	9,875	53,762
Diversified Telecommunication Services – 2.7%
Singapore Telecommunications Ltd	549,800	1,241,430
Electrical Equipment – 0.7%
Cosel Co Ltd	23,600	298,489
Electronic Equipment, Instruments & Components – 1.2%
Celestica Inc*	36,401	432,080
Kitagawa Industries Co Ltd	9,488	120,667
		552,747
Food & Staples Retailing – 0.7%
Qol Co Ltd	17,100	319,535
Food Products – 6.2%
Danone SA	14,405	1,055,900
Nestle SA	13,297	1,029,827
Orkla ASA	80,983	709,424
		2,795,151
Health Care Providers & Services – 2.1%
BML Inc	26,400	680,100
Toho Holdings Co Ltd	10,500	256,079
		936,179
Hotels, Restaurants & Leisure – 1.5%
Grand Korea Leisure Co Ltd	17,323	404,551
Kangwon Land Inc	12,209	286,314
		690,865
Industrial Conglomerates – 1.6%
CK Hutchison Holdings Ltd	69,184	730,183
Information Technology Services – 2.9%
Infosys Ltd (ADR)	52,655	1,023,087
Transcosmos Inc	12,500	299,532
		1,322,619
Insurance – 1.6%
Sompo Holdings Inc	17,858	721,534
Internet Software & Services – 1.7%
Yahoo Japan Corp	238,800	790,939

Shares or Principal Amounts		Value
Common Stocks – (continued)
Machinery – 4.7%
ANDRITZ AG	13,497	$716,145
Ebara Corp	21,600	670,326
GEA Group AG	22,492	758,087
		2,144,558
Media – 1.3%
Grupo Televisa SAB (ADR)	31,242	592,036
Multi-Utilities – 1.3%
Engie SA	38,169	584,087
Oil, Gas & Consumable Fuels – 4.8%
BP PLC (ADR)	24,175	1,103,831
Canadian Natural Resources Ltd	10,682	385,592
Cenovus Energy Inc	18,435	191,432
Royal Dutch Shell PLC - Class A	13,849	479,841
		2,160,696
Personal Products – 2.7%
CLIO Cosmetics Co Ltd	9,557	243,729
Unilever NV	17,385	969,041
		1,212,770
Pharmaceuticals – 12.7%
GlaxoSmithKline PLC	63,212	1,275,115
Novartis AG	16,323	1,236,878
Roche Holding AG	6,450	1,435,803
Sanofi	19,366	1,550,558
Taisho Pharmaceutical Holdings Co Ltd	2,300	268,795
		5,767,149
Professional Services – 0.9%
Bureau Veritas SA	14,409	384,193
Real Estate Management & Development – 2.7%
Brookfield Real Estate Services Inc	21,643	321,064
CK Asset Holdings Ltd	35,178	277,956
Foxtons Group PLC	276,953	207,115
LSL Property Services PLC	123,134	432,809
		1,238,944
Specialty Retail – 0.9%
Lookers PLC	160,166	229,086
Vertu Motors PLC	247,536	161,987
		391,073
Textiles, Apparel & Luxury Goods – 1.8%
Cie Financiere Richemont SA	9,367	793,863
Tobacco – 5.2%
Imperial Brands PLC	15,648	582,550
Scandinavian Tobacco Group A/S	41,764	630,390
Swedish Match AB	22,935	1,135,674
		2,348,614
Trading Companies & Distributors – 1.1%
Travis Perkins PLC	27,046	507,520
Wireless Telecommunication Services – 3.0%
Rogers Communications Inc	5,430	257,930
Vodafone Group PLC	447,193	1,083,427
		1,341,357
Total Common Stocks (cost $40,562,719)		41,270,632
Repurchase Agreements – 8.6%
Undivided interest of 4.0% in a joint repurchase agreement (principal amount $96,300,000 with a maturity value of $96,316,371) with ING Financial Markets LLC, 2.0400%, dated 6/29/18, maturing 7/2/18 to be repurchased at $3,900,663 collateralized by $92,122,146 in U.S. Treasuries 0.5000% - 6.6250%, 7/31/18 - 11/15/47 with a value of $98,242,762 (cost $3,900,000)	$3,900,000	3,900,000
Total Investments (total cost $44,462,719) – 99.7%		45,170,632
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		121,129
Net Assets – 100%		$45,291,761

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$11,153,887	24.7%
Japan	6,655,326	14.7
Switzerland	4,496,371	10.0
France	4,210,057	9.3

United States	3,900,000	8.6
Canada	2,336,270	5.2
South Korea	1,870,319	4.1
Germany	1,842,090	4.1
Singapore	1,241,430	2.8
Sweden	1,135,674	2.5
India	1,023,087	2.3
Hong Kong	1,008,139	2.2
Netherlands	969,041	2.1
Austria	716,145	1.6
Norway	709,424	1.6
Denmark	630,390	1.4
Mexico	592,036	1.3
Ireland	369,525	0.8
Finland	311,421	0.7

Total	$45,170,632	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$2,257,001	$-
Automobiles	-	2,364,894	-
Banks	-	1,713,773	-
Beverages	-	1,489,357	-
Chemicals	748,172	430,305	-
Commercial Services & Supplies	-	954,683	-
Communications Equipment	-	192,882	-
Construction Materials	-	1,199,272	-
Diversified Consumer Services	-	53,762	-
Diversified Telecommunication Services	-	1,241,430	-
Electrical Equipment	-	298,489	-
Electronic Equipment, Instruments & Components	432,080	120,667	-
Food & Staples Retailing	-	319,535	-
Food Products	-	2,795,151	-
Health Care Providers & Services	-	936,179	-
Hotels, Restaurants & Leisure	-	690,865	-
Industrial Conglomerates	-	730,183	-
Information Technology Services	1,023,087	299,532	-
Insurance	-	721,534	-
Internet Software & Services	-	790,939	-
Machinery	-	2,144,558	-
Media	592,036	-	-
Multi-Utilities	-	584,087	-
Oil, Gas & Consumable Fuels	1,680,855	479,841	-

Personal Products	-	1,212,770	-
Pharmaceuticals	-	5,767,149	-
Professional Services	-	384,193	-
Real Estate Management & Development	321,064	917,880	-
Specialty Retail	-	391,073	-
Textiles, Apparel & Luxury Goods	-	793,863	-
Tobacco	-	2,348,614	-
Trading Companies & Distributors	-	507,520	-
Wireless Telecommunication Services	257,930	1,083,427	-
Repurchase Agreements	-	3,900,000	-
Total Assets	$5,055,224	$40,115,408	$-

Organization and Significant Accounting Policies

Janus Henderson International Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $38,808,847 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund, to the extent that emerging markets may be included in its benchmark index, may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Overseas Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares or Contract Amounts		Value
Common Stocks – 99.2%
Aerospace & Defense – 4.3%
Safran SA	573,905	$69,613,384
Automobiles – 2.1%
Mahindra & Mahindra Ltd	2,652,200	34,668,927
Banks – 14.3%
BNP Paribas SA	1,006,839	62,403,414
CaixaBank SA	1,730,198	7,473,439
China Construction Bank Corp	48,464,000	44,441,316
ING Groep NV	3,010,311	43,192,469
Mitsubishi UFJ Financial Group Inc	9,578,000	54,331,643
Permanent TSB Group Holdings PLC*	7,893,218	18,428,772
		230,271,053
Beverages – 6.0%
Diageo PLC	1,803,227	64,716,044
Heineken NV	326,461	32,728,697
		97,444,741
Biotechnology – 2.4%
Beigene LTD (ADR)*	26,910	4,136,874
Shire PLC	603,435	33,929,456
		38,066,330
Chemicals – 1.3%
Shin-Etsu Chemical Co Ltd	230,300	20,432,649
Construction & Engineering – 3.2%
Eiffage SA	474,048	51,527,259
Diversified Telecommunication Services – 3.4%
Nippon Telegraph & Telephone Corp	1,209,000	54,943,677
Electronic Equipment, Instruments & Components – 1.3%
Keyence Corp	36,800	20,757,514
Hotels, Restaurants & Leisure – 3.9%
GVC Holdings PLC	3,597,939	49,845,961
Merlin Entertainments PLC	2,710,570	13,827,392
		63,673,353
Household Durables – 2.4%
Sony Corp	768,000	39,408,365
Industrial Conglomerates – 1.5%
Siemens AG	179,760	23,753,220
Insurance – 7.9%
AIA Group Ltd	6,113,200	52,924,758
NN Group NV	748,013	30,348,698
Sony Financial Holdings Inc	2,333,400	44,437,939
		127,711,395
Internet & Direct Marketing Retail – 3.3%
Ctrip.com International Ltd (ADR)*	465,883	22,190,007
MakeMyTrip Ltd*	850,043	30,729,054
		52,919,061
Internet Software & Services – 8.5%
Alibaba Group Holding Ltd (ADR)*	416,779	77,325,008
IQIYI Inc (ADR)*,#	321,149	10,373,113
Tencent Holdings Ltd	983,100	48,957,821
		136,655,942
Metals & Mining – 7.8%
ArcelorMittal	627,649	18,327,755
Hindustan Zinc Ltd	8,149,485	32,634,079
Rio Tinto Ltd	782,393	48,562,665
Teck Resources Ltd	1,030,073	26,243,549
		125,768,048
Oil, Gas & Consumable Fuels – 6.3%
Canadian Natural Resources Ltd	1,664,730	60,046,811
TOTAL SA	674,537	41,016,193
		101,063,004
Pharmaceuticals – 5.1%
AstraZeneca PLC	245,698	17,007,783
Eisai Co Ltd	208,700	14,674,540
Indivior PLC*	2,597,851	13,023,579
Sanofi	470,445	37,666,656
		82,372,558
Real Estate Management & Development – 0.7%
Leopalace21 Corp	2,073,000	11,350,090

Shares or Contract Amounts		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 5.1%
ASML Holding NV	285,635	$56,328,696
Taiwan Semiconductor Manufacturing Co Ltd	3,584,000	25,504,346
		81,833,042
Software – 0.4%
Nexon Co Ltd*	459,400	6,664,437
Specialty Retail – 1.5%
Industria de Diseno Textil SA	710,044	24,226,405
Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co Ltd	653,100	27,273,262
Textiles, Apparel & Luxury Goods – 3.3%
Cie Financiere Richemont SA	257,762	21,845,600
Samsonite International SA*	8,748,600	30,834,859
		52,680,459
Thrifts & Mortgage Finance – 1.2%
LIC Housing Finance Ltd	2,819,204	19,262,581
Water Utilities – 0.3%
Cia de Saneamento do Parana	419,560	5,137,580
Total Common Stocks (cost $1,239,449,469)		1,599,478,336
Investment Companies – 0.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	7,904,968	7,904,968
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	6,486,000	6,486,000
Total Investment Companies (cost $14,390,968)		14,390,968
OTC Purchased Options – Puts – 0.2%
Counterparty/Reference Asset
Bank of America:
Alibaba Group Holding Ltd,
Notional amount $(28,256,219), premiums paid $1,230,584, unrealized appreciation $903,414, exercise price $180.00, expires 1/18/19*	1,523	2,133,998
UBS AG:
Tencent Holdings Ltd,
Notional amount $(19,269,868), premiums paid $514,029, unrealized appreciation $108,686, exercise price $360.00, expires 12/28/18*	3,839	622,715
Total OTC Purchased Options – Puts (premiums paid $1,744,613, unrealized appreciation $1,012,100)		2,756,713
Total Investments (total cost $1,255,585,050) – 100.3%		1,616,626,017
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(4,208,719)
Net Assets – 100%		$1,612,417,298

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
France	$280,554,661	17.4%
Japan	267,000,854	16.5
China	206,043,978	12.7
United Kingdom	192,350,215	11.9
Netherlands	162,598,560	10.1
India	117,294,641	7.3
Canada	86,290,360	5.3
Hong Kong	83,759,617	5.2
Australia	48,562,665	3.0
Spain	31,699,844	2.0
South Korea	27,273,262	1.7
Taiwan	25,504,346	1.6
Germany	23,753,220	1.5
Switzerland	21,845,600	1.3
United States	18,527,842	1.1
Ireland	18,428,772	1.1
Brazil	5,137,580	0.3

Total	$1,616,626,017	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/18
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$55,553∆	$-	$-	$7,904,968
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$118,022	$-	$-	$6,486,000
Total Affiliated Investments - 0.9%	$173,575	$-	$-	$14,390,968

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	-	109,193,518	(101,288,550)	7,904,968
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	20,503,346	206,696,538	(220,713,884)	6,486,000

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Purchased options contracts, put	$ 1,455,403

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$69,613,384	$-
Automobiles	-	34,668,927	-
Banks	-	230,271,053	-
Beverages	-	97,444,741	-
Biotechnology	4,136,874	33,929,456	-
Chemicals	-	20,432,649	-
Construction & Engineering	-	51,527,259	-
Diversified Telecommunication Services	-	54,943,677	-
Electronic Equipment, Instruments & Components	-	20,757,514	-
Hotels, Restaurants & Leisure	-	63,673,353	-
Household Durables	-	39,408,365	-
Industrial Conglomerates	-	23,753,220	-
Insurance	-	127,711,395	-
Internet Software & Services	87,698,121	48,957,821	-
Metals & Mining	26,243,549	99,524,499	-
Oil, Gas & Consumable Fuels	60,046,811	41,016,193	-
Pharmaceuticals	-	82,372,558	-
Real Estate Management & Development	-	11,350,090	-
Semiconductor & Semiconductor Equipment	-	81,833,042	-
Software	-	6,664,437	-
Specialty Retail	-	24,226,405	-
Technology Hardware, Storage & Peripherals	-	27,273,262	-
Textiles, Apparel & Luxury Goods	-	52,680,459	-
Thrifts & Mortgage Finance	-	19,262,581	-
Water Utilities	-	5,137,580	-
Internet & Direct Marketing Retail	52,919,061	-	-
Investment Companies	-	14,390,968	-
OTC Purchased Options – Puts	-	2,756,713	-
Total Assets	$231,044,416	$1,385,581,601	$-

Organization and Significant Accounting Policies

Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $1,346,484,721 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on various equity securities for the purpose of decreasing exposure to individual equity risk.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the

Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Research Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 99.3%
Aerospace & Defense – 2.1%
Boeing Co	333,625	$111,934,524
L3 Technologies Inc	912,611	175,513,347
		287,447,871
Airlines – 0.8%
United Continental Holdings Inc*	1,476,462	102,953,695
Auto Components – 1.0%
Aptiv PLC	1,459,033	133,691,194
Beverages – 2.6%
Coca-Cola Co	5,714,132	250,621,829
Monster Beverage Corp*	1,798,827	103,072,787
		353,694,616
Biotechnology – 4.8%
AnaptysBio Inc*	830,805	59,020,387
Biogen Inc*	498,381	144,650,101
Celgene Corp*	1,554,035	123,421,460
Global Blood Therapeutics Inc*	758,749	34,295,455
Insmed Inc*	1,120,847	26,508,032
Neurocrine Biosciences Inc*	1,140,748	112,067,084
Puma Biotechnology Inc*	914,550	54,095,632
Regeneron Pharmaceuticals Inc*	299,759	103,413,857
		657,472,008
Building Products – 0.8%
AO Smith Corp	1,846,881	109,243,011
Capital Markets – 2.5%
Blackstone Group LP	1,491,184	47,971,389
CME Group Inc	470,944	77,197,140
Intercontinental Exchange Inc	1,322,871	97,297,162
TD Ameritrade Holding Corp	2,082,890	114,079,885
		336,545,576
Chemicals – 2.0%
Air Products & Chemicals Inc	911,862	142,004,269
Sherwin-Williams Co	320,141	130,479,867
		272,484,136
Construction Materials – 0.7%
Vulcan Materials Co	778,202	100,434,750
Consumer Finance – 0.6%
Synchrony Financial	2,560,847	85,481,073
Containers & Packaging – 1.3%
Ball Corp	3,988,914	141,805,893
Sealed Air Corp	966,640	41,033,868
		182,839,761
Diversified Consumer Services – 0.6%
ServiceMaster Global Holdings Inc*	1,299,798	77,298,987
Electrical Equipment – 0.7%
Sensata Technologies Holding PLC*	2,052,135	97,640,583
Electronic Equipment, Instruments & Components – 1.6%
Cognex Corp	2,121,774	94,652,338
Flex Ltd*	8,382,740	118,280,461
		212,932,799
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp	1,263,674	182,183,881
Equinix Inc	156,939	67,466,507
Invitation Homes Inc	1,730,577	39,907,106
		289,557,494
Health Care Equipment & Supplies – 1.7%
Boston Scientific Corp*	4,721,821	154,403,547
DexCom Inc*	844,067	80,169,484
		234,573,031
Health Care Providers & Services – 2.6%
Humana Inc	646,161	192,316,898
UnitedHealth Group Inc	693,178	170,064,290
		362,381,188
Health Care Technology – 0.7%
athenahealth Inc*	579,181	92,170,864
Hotels, Restaurants & Leisure – 4.7%
Aramark	2,589,890	96,084,919
Dunkin' Brands Group Inc	979,839	67,677,480
McDonald's Corp	1,455,952	228,133,119

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Norwegian Cruise Line Holdings Ltd*	1,735,221	$81,989,192
Starbucks Corp	3,470,171	169,517,853
		643,402,563
Independent Power and Renewable Electricity Producers – 0.3%
NRG Energy Inc	1,407,658	43,215,101
Information Technology Services – 7.8%
Amdocs Ltd	1,626,185	107,637,185
Gartner Inc*	1,385,162	184,088,030
Mastercard Inc	1,654,739	325,189,308
Visa Inc	2,753,888	364,752,466
Worldpay Inc*	1,138,785	93,129,837
		1,074,796,826
Insurance – 1.1%
Progressive Corp	2,502,035	147,995,370
Internet & Direct Marketing Retail – 7.9%
Amazon.com Inc*	478,089	812,655,682
Booking Holdings Inc*	98,783	200,242,031
Wayfair Inc*	583,099	69,248,837
		1,082,146,550
Internet Software & Services – 8.5%
Alphabet Inc*	779,800	869,983,870
Facebook Inc*	1,492,926	290,105,380
		1,160,089,250
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc	559,377	115,869,352
Machinery – 2.5%
Illinois Tool Works Inc	1,275,222	176,669,256
Parker-Hannifin Corp	1,102,501	171,824,781
		348,494,037
Media – 1.6%
Liberty Broadband Corp*	1,454,964	110,169,874
Liberty Media Corp-Liberty Formula One*	3,007,028	111,650,950
		221,820,824
Oil, Gas & Consumable Fuels – 0.7%
Anadarko Petroleum Corp	761,672	55,792,474
Enterprise Products Partners LP	1,323,516	36,621,688
		92,414,162
Personal Products – 0.9%
Estee Lauder Cos Inc	863,658	123,235,360
Pharmaceuticals – 2.6%
Bristol-Myers Squibb Co	1,941,299	107,431,487
Eli Lilly & Co	2,012,545	171,730,465
Mylan NV*	1,950,708	70,498,587
Nektar Therapeutics*	176,143	8,601,063
		358,261,602
Professional Services – 1.4%
CoStar Group Inc*	275,249	113,575,995
Verisk Analytics Inc*	704,929	75,878,558
		189,454,553
Real Estate Investment Trusts (REITs) – 0%
Colony America Homes III*,¢,£,§	6,344,053	469,460
Road & Rail – 1.2%
Union Pacific Corp	1,132,137	160,401,170
Semiconductor & Semiconductor Equipment – 7.0%
Broadcom Inc	804,809	195,278,856
Lam Research Corp	812,148	140,379,782
Microchip Technology Inc	1,967,587	178,952,038
NVIDIA Corp	812,972	192,593,067
Texas Instruments Inc	2,244,363	247,441,021
		954,644,764
Software – 12.6%
Activision Blizzard Inc	2,935,894	224,067,430
Adobe Systems Inc*	1,303,784	317,875,577
Autodesk Inc*	508,231	66,624,002
Microsoft Corp	5,075,500	500,495,055
salesforce.com Inc*	2,060,496	281,051,654
SS&C Technologies Holdings Inc	1,457,390	75,638,541
Tyler Technologies Inc*	546,009	121,268,599
Ultimate Software Group Inc*	544,546	140,117,131
		1,727,137,989
Specialty Retail – 0.8%
Tractor Supply Co	1,441,516	110,261,559

Shares		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	2,775,978	$513,861,288
Textiles, Apparel & Luxury Goods – 1.8%
NIKE Inc	2,401,101	191,319,728
Under Armour Inc*	2,870,996	60,520,596
		251,840,324
Tobacco – 1.8%
Altria Group Inc	4,445,160	252,440,636
Trading Companies & Distributors – 0.4%
Fastenal Co	1,262,061	60,742,996
Total Common Stocks (cost $9,707,208,717)		13,621,838,373
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£ (cost $122,232,885)	122,232,885	122,232,885
Total Investments (total cost $9,829,441,602) – 100.2%		13,744,071,258
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(21,530,382)
Net Assets – 100%		$13,722,540,876

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony America Homes III¢§	$-	$-	$61,954	$469,460
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$721,485	$-	$-	$122,232,885
Total Affiliated Investments - 0.9%	$721,485	$-	$61,954	$122,702,345

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 0.0%
Real Estate Investment Trusts (REITs) - 0.0%
Colony America Homes III¢§	6,344,053	-	-	6,344,053
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	84,075,156	1,346,952,422	(1,308,794,693)	122,232,885

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership

PLC    Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of June 30, 2018)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony America Homes III	1/30/13	$502,576	$469,460	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Real Estate Investment Trusts (REITs)	$-	$-	$469,460
All Other	13,621,368,913	-	-
Investment Companies	-	122,232,885	-
Total Assets	$13,621,368,913	$122,232,885	$469,460

Organization and Significant Accounting Policies

Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Triton Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 93.8%
Aerospace & Defense – 4.0%
Axon Enterprise Inc*	1,572,838	$99,371,905
HEICO Corp£	3,674,407	223,955,107
Teledyne Technologies Inc*	583,630	116,177,388
		439,504,400
Auto Components – 1.6%
Cooper-Standard Holdings Inc*	685,115	89,523,977
Visteon Corp*	708,973	91,627,671
		181,151,648
Automobiles – 0.8%
Thor Industries Inc	908,843	88,512,220
Banks – 1.8%
Pacific Premier Bancorp Inc*	1,390,947	53,064,628
PacWest Bancorp	1,653,882	81,734,848
Webster Financial Corp	902,724	57,503,519
		192,302,995
Biotechnology – 4.8%
Amicus Therapeutics Inc*	2,964,489	46,305,318
Eagle Pharmaceuticals Inc/DE*,#,£	1,117,381	84,541,046
Global Blood Therapeutics Inc*	909,924	41,128,565
Heron Therapeutics Inc*	2,347,401	91,196,529
Ironwood Pharmaceuticals Inc*	3,049,863	58,313,381
Ligand Pharmaceuticals Inc*	359,172	74,409,663
Neurocrine Biosciences Inc*	889,607	87,394,992
Puma Biotechnology Inc*	795,067	47,028,213
		530,317,707
Building Products – 0.5%
AO Smith Corp	989,328	58,518,751
Capital Markets – 5.4%
Eaton Vance Corp	1,352,226	70,572,675
Financial Engines Inc	2,955,389	132,696,966
LPL Financial Holdings Inc	2,643,467	173,252,827
MarketAxess Holdings Inc	385,879	76,350,019
MSCI Inc	676,010	111,832,334
WisdomTree Investments Inc	3,658,816	33,222,049
		597,926,870
Chemicals – 2.5%
HB Fuller Co	2,007,429	107,758,789
Sensient Technologies Corp£	2,272,461	162,594,585
		270,353,374
Commercial Services & Supplies – 3.1%
Cimpress NV*	777,527	112,710,314
Clean Harbors Inc*	811,117	45,057,549
Healthcare Services Group Inc#	2,562,667	110,681,588
KAR Auction Services Inc	1,412,812	77,422,098
		345,871,549
Construction Materials – 0.7%
Summit Materials Inc	2,987,764	78,428,805
Containers & Packaging – 0.9%
Crown Holdings Inc*	2,220,430	99,386,447
Diversified Consumer Services – 2.1%
ServiceMaster Global Holdings Inc*	3,898,228	231,827,619
Diversified Financial Services – 0.5%
TPG Pace Energy Holdings Corp*	2,413,170	28,330,616
TPG Pace Energy Holdings Corp - Class A*	2,583,396	28,081,515
		56,412,131
Electrical Equipment – 1.3%
EnerSys	1,181,288	88,171,336
Sensata Technologies Holding PLC*	1,118,207	53,204,289
		141,375,625
Electronic Equipment, Instruments & Components – 2.9%
Belden Inc£	2,038,165	124,572,645
National Instruments Corp	1,000,412	41,997,296
OSI Systems Inc*,£	1,024,013	79,186,925
Rogers Corp*	656,090	73,127,791
		318,884,657
Equity Real Estate Investment Trusts (REITs) – 1.2%
CyrusOne Inc	953,974	55,673,923

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Lamar Advertising Co	1,038,889	$70,966,508
		126,640,431
Food & Staples Retailing – 0.4%
Casey's General Stores Inc	405,811	42,642,620
Food Products – 1.2%
Hostess Brands Inc*,£	5,303,197	72,123,479
Simply Good Foods Co*,#,£	4,072,031	58,800,128
		130,923,607
Health Care Equipment & Supplies – 7.9%
DexCom Inc*	734,218	69,736,026
Glaukos Corp*,#	1,604,348	65,200,703
Globus Medical Inc*	567,061	28,613,898
ICU Medical Inc*	279,674	82,126,270
Integra LifeSciences Holdings Corp*	1,809,050	116,520,910
Merit Medical Systems Inc*	1,131,559	57,935,821
Natus Medical Inc*,£	2,485,416	85,746,852
Nevro Corp*	951,764	75,998,355
Sientra Inc*,#	972,764	18,978,626
STERIS PLC	1,826,136	191,762,541
West Pharmaceutical Services Inc	798,241	79,257,349
		871,877,351
Health Care Providers & Services – 1.3%
Diplomat Pharmacy Inc*	2,571,783	65,734,773
HealthEquity Inc*	1,004,318	75,424,282
		141,159,055
Health Care Technology – 1.6%
athenahealth Inc*	636,338	101,266,829
Medidata Solutions Inc*,#	468,875	37,772,570
Omnicell Inc*	720,389	37,784,403
		176,823,802
Hotels, Restaurants & Leisure – 3.5%
Dunkin' Brands Group Inc	1,128,430	77,940,660
Jack in the Box Inc	720,908	61,363,689
Playa Hotels & Resorts NV*	3,268,267	35,297,284
Six Flags Entertainment Corp#	738,307	51,718,405
Texas Roadhouse Inc	1,067,625	69,940,114
Wendy's Co	4,883,102	83,891,692
		380,151,844
Industrial Conglomerates – 1.1%
Carlisle Cos Inc	1,118,270	121,119,824
Information Technology Services – 7.0%
Broadridge Financial Solutions Inc	2,315,893	266,559,284
Euronet Worldwide Inc*	1,695,650	142,044,600
Gartner Inc*	481,302	63,965,036
Jack Henry & Associates Inc	833,108	108,603,959
MAXIMUS Inc	933,997	58,010,554
WEX Inc*	670,780	127,770,174
		766,953,607
Internet & Direct Marketing Retail – 1.7%
Liberty Expedia Holdings Inc*	1,874,537	82,367,156
MakeMyTrip Ltd*,£	1,384,253	50,040,746
Wayfair Inc*	458,008	54,393,030
		186,800,932
Internet Software & Services – 2.3%
Envestnet Inc*	1,932,465	106,188,952
Etsy Inc*	2,350,205	99,155,149
GrubHub Inc*	480,748	50,435,273
		255,779,374
Life Sciences Tools & Services – 1.6%
Bio-Techne Corp	680,554	100,687,964
PerkinElmer Inc	1,010,684	74,012,389
		174,700,353
Machinery – 8.2%
Donaldson Co Inc	2,211,986	99,804,808
Hillenbrand Inc	2,378,914	112,165,795
ITT Inc	1,941,829	101,499,402
Kennametal Inc	2,091,926	75,100,143
Middleby Corp*	590,207	61,629,415
Milacron Holdings Corp*,£	4,117,704	77,948,137
Nordson Corp	637,052	81,803,847
Proto Labs Inc*	540,857	64,334,940
Rexnord Corp*	4,689,972	136,290,586

Shares		Value
Common Stocks – (continued)
Machinery – (continued)
Wabtec Corp/DE#	869,538	$85,719,056
		896,296,129
Media – 1.1%
AMC Entertainment Holdings Inc#,£	4,378,888	69,624,319
Cable One Inc	74,612	54,712,233
		124,336,552
Oil, Gas & Consumable Fuels – 0.9%
DCP Midstream LP	2,422,158	95,796,349
Personal Products – 0.5%
Ontex Group NV	2,271,853	49,780,365
Pharmaceuticals – 2.0%
Catalent Inc*	4,391,506	183,960,186
Nektar Therapeutics*	731,335	35,711,088
		219,671,274
Professional Services – 0.8%
CoStar Group Inc*	217,235	89,637,678
Real Estate Management & Development – 0.6%
Jones Lang LaSalle Inc	370,882	61,562,703
Road & Rail – 1.0%
Landstar System Inc	361,169	39,439,655
Old Dominion Freight Line Inc	467,617	69,656,228
		109,095,883
Semiconductor & Semiconductor Equipment – 2.3%
Entegris Inc	1,498,245	50,790,505
ON Semiconductor Corp*	7,359,818	163,645,553
Xperi Corp£	2,267,664	36,509,390
		250,945,448
Software – 9.2%
ACI Worldwide Inc*	1,772,100	43,717,707
Blackbaud Inc£	1,958,818	200,680,904
Cadence Design Systems Inc*	3,962,365	171,610,028
Digimarc Corp*,#,£	843,017	22,592,856
Guidewire Software Inc*	907,757	80,590,666
RealPage Inc*	1,886,245	103,932,099
SS&C Technologies Holdings Inc	4,582,160	237,814,104
Ultimate Software Group Inc*	282,192	72,610,824
Zendesk Inc*	1,390,959	75,793,356
		1,009,342,544
Specialty Retail – 1.3%
Sally Beauty Holdings Inc*,#	4,830,799	77,437,708
Williams-Sonoma Inc#	1,069,411	65,640,447
		143,078,155
Technology Hardware, Storage & Peripherals – 0.8%
NCR Corp*	2,766,062	82,926,539
Textiles, Apparel & Luxury Goods – 0.7%
Carter's Inc	682,690	73,996,769
Thrifts & Mortgage Finance – 0.7%
Essent Group Ltd*	1,165,069	41,732,772
LendingTree Inc*,#	172,916	36,969,441
		78,702,213
Total Common Stocks (cost $6,782,630,523)		10,291,516,199
Rights – 0.1%
Biotechnology – 0.1%
DYAX Corp*,¢ (cost $3,132,745)	2,822,293	9,426,459
Investment Companies – 9.3%
Exchange-Traded Funds (ETFs) – 0.7%
iShares Russell 2000 Growth#	396,269	80,969,645
Investments Purchased with Cash Collateral from Securities Lending – 3.1%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	340,538,116	340,538,116
Money Markets – 5.5%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	597,660,987	597,660,987
Total Investment Companies (cost $1,016,830,681)		1,019,168,748
Total Investments (total cost $7,802,593,949) – 103.2%		11,320,111,406
Liabilities, net of Cash, Receivables and Other Assets – (3.2)%		(346,523,044)
Net Assets – 100%		$10,973,588,362

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$11,220,290,295	99.1%
India	50,040,746	0.5
Belgium	49,780,365	0.4

Total	$11,320,111,406	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 7.7%
Aerospace & Defense - N/A
HEICO Corpš	$205,767	$15,259,041	$28,805,346	$	N/A
Biotechnology - 0.8%
Eagle Pharmaceuticals Inc/DE*	$-	$-	$17,291,975		$84,541,046
Chemicals - 1.5%
Sensient Technologies Corp	$1,949,194	$-	$(9,651,247)		$162,594,585
Electronic Equipment, Instruments & Components - 1.9%
Belden Inc	326,106	-	(39,779,131)		124,572,645
OSI Systems Inc*	-	964,283	(11,806,401)		79,186,925
Total Electronic Equipment, Instruments & Components	$326,106	$964,283	$(51,585,532)		$203,759,570
Food Products - 1.2%
Hostess Brands Inc*	-	(1,350,962)	2,389,413		72,123,479
Simply Good Foods Co*	-	-	5,027,979		58,800,128
Total Food Products	$-	$(1,350,962)	$7,417,392		$130,923,607
Health Care Equipment & Supplies - 0.8%
Natus Medical Inc*	$-	$-	$(3,317,368)		$85,746,852
Internet & Direct Marketing Retail - N/A
MakeMyTrip Ltd*,š	$-	$-	$8,246,134	$	N/A
Machinery - 0.7%
Milacron Holdings Corp*	$-	$-	$6,430,046		$77,948,137
Media - 0.6%
AMC Entertainment Holdings Inc	$2,440,101	$-	$4,595,171		$69,624,319
Semiconductor & Semiconductor Equipment - N/A
Xperi Corpš	$1,486,683	$-	$(19,150,416)	$	N/A
Software - 0.2%
Digimarc Corp*	$-	$-	$(6,546,583)		$22,592,856
Total Common Stocks	$6,407,851	$14,872,362	$(17,465,082)		$837,730,972
Investment Companies - 8.6%
Investments Purchased with Cash Collateral from Securities Lending - 3.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$2,682,502∆	$-	$-		$340,538,116
Money Markets - 5.5%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$4,933,375	$-	$-		$597,660,987
Total Investment Companies	$7,615,877	$-	$-		$938,199,103
Total Affiliated Investments - 16.3%	$14,023,728	$14,872,362	$(17,465,082)		$1,775,930,075

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 7.7%
Aerospace & Defense - N/A
HEICO Corpš	2,649,793	1,322,786Ð	(298,172)Ð	3,674,407
Biotechnology - 0.8%
Eagle Pharmaceuticals Inc/DE*	941,410	175,971	-	1,117,381
Chemicals - 1.5%
Sensient Technologies Corp	1,777,895	494,566	-	2,272,461
Electronic Equipment, Instruments & Components - 1.9%
Belden Inc	1,986,065	52,100	-	2,038,165
OSI Systems Inc*	898,236	357,167	(231,390)	1,024,013
Food Products - 1.2%
Hostess Brands Inc*	3,519,474	2,195,366	(411,643)	5,303,197
Simply Good Foods Co*	-	4,072,031	-	4,072,031
Health Care Equipment & Supplies - 0.8%
Natus Medical Inc*	74,592	2,410,824	-	2,485,416
Internet & Direct Marketing Retail - N/A
MakeMyTrip Ltd*,š	135,846	1,891,125Ð	(642,718)	1,384,253
Machinery - 0.7%
Milacron Holdings Corp*	-	4,117,704	-	4,117,704
Media - 0.6%
AMC Entertainment Holdings Inc	3,744,342	634,546	-	4,378,888
Semiconductor & Semiconductor Equipment - N/A
Xperi Corpš	2,220,146	386,488	(338,970)	2,267,664
Software - 0.2%
Digimarc Corp*	-	843,017	-	843,017
Investment Companies - 8.6%
Investments Purchased with Cash Collateral from Securities Lending - 3.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	170,570,039	1,533,481,481	(1,363,513,404)	340,538,116
Money Markets - 5.5%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	556,476,557	1,197,430,429	(1,156,245,999)	597,660,987

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	7/19/18	(6,545,200)	$7,735,445	$82,461
Citibank NA:
Euro	7/19/18	(5,588,000)	6,603,507	69,731
HSBC Securities (USA), Inc.:
Euro	7/12/18	(20,616,000)	24,132,616	41,280
Total				$193,472

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Forward foreign currency exchange contracts, sold	$50,712,231

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2018.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Personal Products	$-	$49,780,365	$-
All Other	10,241,735,834	-	-
Rights	-	-	9,426,459
Investment Companies	80,969,645	938,199,103	-
Total Investments in Securities	$10,322,705,479	$987,979,468	$9,426,459
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	193,472	-
Total Assets	$10,322,705,479	$988,172,940	$9,426,459

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $77,364,412 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson U.S. Growth Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 95.6%
Airlines – 1.4%
Allegiant Travel Co	1,723	$239,411
Banks – 2.5%
Bank of the Ozarks Inc*	9,764	439,770
Capital Markets – 3.3%
Raymond James Financial Inc	6,400	571,840
Chemicals – 2.6%
Ecolab Inc	3,294	462,247
Diversified Consumer Services – 2.0%
Bright Horizons Family Solutions Inc*	3,388	347,338
Electronic Equipment, Instruments & Components – 2.7%
Amphenol Corp	5,380	468,867
Food & Staples Retailing – 4.5%
Costco Wholesale Corp	2,497	521,823
Walgreens Boots Alliance Inc	4,372	262,385
		784,208
Health Care Equipment & Supplies – 10.4%
ABIOMED Inc*	914	373,872
Cantel Medical Corp	5,005	492,292
Danaher Corp	5,286	521,622
Edwards Lifesciences Corp*	2,977	433,362
		1,821,148
Information Technology Services – 7.5%
Fiserv Inc*	8,885	658,290
Visa Inc	4,923	652,051
		1,310,341
Internet Software & Services – 3.5%
Alphabet Inc*	551	622,184
Life Sciences Tools & Services – 5.5%
Bio-Techne Corp	3,235	478,618
Thermo Fisher Scientific Inc	2,344	485,536
		964,154
Machinery – 7.2%
Fortive Corp	5,849	451,016
IDEX Corp	3,364	459,119
Snap-on Inc	2,169	348,602
		1,258,737
Media – 2.3%
Walt Disney Co	3,845	402,994
Professional Services – 3.3%
CoStar Group Inc*	1,418	585,109
Semiconductor & Semiconductor Equipment – 3.3%
Microchip Technology Inc	6,459	587,446
Software – 20.8%
Activision Blizzard Inc	4,032	307,722
Adobe Systems Inc*	2,954	720,215
Intuit Inc	2,966	605,969
Paycom Software Inc*	4,067	401,942
Red Hat Inc*	3,985	535,464
salesforce.com Inc*	4,607	628,395
Tyler Technologies Inc*	2,016	447,754
		3,647,461
Specialty Retail – 7.6%
Lowe's Cos Inc	3,985	380,846
TJX Cos Inc	6,283	598,016
Ulta Beauty Inc*	1,500	350,190
		1,329,052
Textiles, Apparel & Luxury Goods – 3.1%
VF Corp	6,705	546,592
Trading Companies & Distributors – 2.1%
Watsco Inc	2,028	361,552
Total Common Stocks (cost $13,932,938)		16,750,451
Investment Companies – 3.1%
Money Markets – 3.1%
Fidelity Investments Money Market Treasury Portfolio, 1.7500%ºº (cost $540,810)	540,810	540,810
Total Investments (total cost $14,473,748) – 98.7%		17,291,261
Cash, Receivables and Other Assets, net of Liabilities – 1.3%		228,919
Net Assets – 100%		$17,520,180

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$16,750,451	$-	$-
Investment Companies	540,810	-	-
Total Assets	$17,291,261	$-	$-

Organization and Significant Accounting Policies

Janus Henderson U.S. Growth Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and

Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Venture Fund

Schedule of Investments (unaudited)

June 30, 2018

Shares		Value
Common Stocks – 94.8%
Aerospace & Defense – 2.0%
HEICO Corp	1,156,518	$70,489,772
Auto Components – 0.8%
Visteon Corp*	217,679	28,132,834
Automobiles – 0.6%
Thor Industries Inc	203,805	19,848,569
Banks – 1.1%
Texas Capital Bancshares Inc*	220,877	20,210,245
UMB Financial Corp	229,771	17,515,443
		37,725,688
Biotechnology – 8.8%
AnaptysBio Inc*	236,672	16,813,179
Beigene LTD (ADR)*	72,890	11,205,380
Biohaven Pharmaceutical Holding Co Ltd*	466,367	18,430,824
DBV Technologies SA (ADR)*	521,412	10,058,037
Deciphera Pharmaceuticals Inc*	257,064	10,115,468
Eagle Pharmaceuticals Inc/DE*	452,319	34,222,456
Enanta Pharmaceuticals Inc*	107,421	12,450,094
FibroGen Inc*	268,204	16,789,570
Heron Therapeutics Inc*	766,184	29,766,248
Immunomedics Inc*	430,667	10,193,888
Insmed Inc*	616,962	14,591,151
Ironwood Pharmaceuticals Inc*	1,205,183	23,043,099
Knight Therapeutics Inc*	2,572,196	15,752,132
Ligand Pharmaceuticals Inc*	138,441	28,680,822
Neurocrine Biosciences Inc*	271,159	26,638,660
Puma Biotechnology Inc*	242,817	14,362,626
Rhythm Pharmaceuticals Inc*	488,096	15,257,881
		308,371,515
Building Products – 1.2%
CSW Industrials Inc*,£	823,850	43,540,472
Capital Markets – 4.3%
Financial Engines Inc	888,130	39,877,037
Landcadia Holdings Inc*	839,057	8,499,647
LPL Financial Holdings Inc	832,857	54,585,448
MSCI Inc	188,434	31,172,637
WisdomTree Investments Inc	1,563,724	14,198,614
		148,333,383
Chemicals – 3.4%
HB Fuller Co	534,334	28,683,049
Sensient Technologies Corp	752,510	53,842,090
Valvoline Inc	1,663,184	35,874,879
		118,400,018
Commercial Services & Supplies – 0.9%
Cimpress NV*	213,714	30,979,981
Communications Equipment – 0.1%
Switch Inc#	331,830	4,038,371
Construction Materials – 0.7%
Summit Materials Inc	880,080	23,102,100
Consumer Finance – 0.7%
SLM Corp*	2,030,521	23,249,465
Diversified Consumer Services – 2.9%
K12 Inc*	1,038,217	16,995,612
ServiceMaster Global Holdings Inc*	1,412,007	83,971,060
		100,966,672
Diversified Financial Services – 0.3%
Landcadia Holdings Inc*,#	785,350	9,031,525
Electrical Equipment – 0.8%
EnerSys	368,708	27,520,365
Electronic Equipment, Instruments & Components – 4.9%
Belden Inc	739,832	45,218,532
CTS Corp	1,235,122	44,464,392
National Instruments Corp	461,474	19,372,679
Novanta Inc*	245,764	15,311,097
OSI Systems Inc*	314,687	24,334,746
Rogers Corp*	204,267	22,767,600
		171,469,046
Equity Real Estate Investment Trusts (REITs) – 0.9%
Easterly Government Properties Inc	928,113	18,339,513

Shares		Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
Physicians Realty Trust	875,623	$13,957,431
		32,296,944
Food & Staples Retailing – 0.4%
Casey's General Stores Inc	143,113	15,038,314
Health Care Equipment & Supplies – 6.0%
AngioDynamics Inc*	1,527,320	33,967,597
BeiGene Ltd*	205,354	21,313,692
ICU Medical Inc*	98,216	28,841,128
Insulet Corp*	348,398	29,857,709
NuVasive Inc*	530,631	27,656,488
STERIS PLC	584,429	61,370,889
Trinity Biotech PLC (ADR)*,£	1,223,052	6,115,260
		209,122,763
Health Care Providers & Services – 1.8%
Diplomat Pharmacy Inc*	850,303	21,733,745
HealthEquity Inc*	355,577	26,703,833
US Physical Therapy Inc	143,410	13,767,360
		62,204,938
Health Care Technology – 1.3%
athenahealth Inc*	212,573	33,828,867
HealthStream Inc	367,664	10,040,904
		43,869,771
Hotels, Restaurants & Leisure – 3.4%
Biglari Holdings Inc - Class B*,£	64,965	11,920,428
Cedar Fair LP	632,956	39,882,558
Domino's Pizza Group PLC	3,924,334	17,917,168
Dunkin' Brands Group Inc	478,019	33,016,772
Playa Hotels & Resorts NV*	1,514,402	16,355,542
		119,092,468
Information Technology Services – 5.1%
Broadridge Financial Solutions Inc	459,378	52,874,408
Euronet Worldwide Inc*	624,081	52,279,265
WEX Inc*	290,361	55,307,963
WNS Holdings Ltd*	349,759	18,250,425
		178,712,061
Insurance – 0.9%
RLI Corp/DE	469,521	31,077,595
Internet & Direct Marketing Retail – 0.5%
MakeMyTrip Ltd*	462,210	16,708,891
Internet Software & Services – 6.3%
ChannelAdvisor Corp*	1,086,658	15,267,545
Cision Ltd*,#	2,278,909	34,069,690
Envestnet Inc*	626,694	34,436,835
Instructure Inc*	441,249	18,775,145
j2 Global Inc	602,284	52,163,817
LivePerson Inc*	674,134	14,224,227
Trade Desk Inc*	306,048	28,707,302
Zillow Group Inc - Class A*	342,361	20,456,070
		218,100,631
Life Sciences Tools & Services – 1.9%
Bio-Techne Corp	218,228	32,286,833
NeoGenomics Inc*	2,728,660	35,772,733
		68,059,566
Machinery – 7.8%
Gates Industrial Corp PLC*	1,747,522	28,432,183
ITT Inc	602,082	31,470,826
Kennametal Inc	587,017	21,073,910
Kornit Digital Ltd*,#	1,145,553	20,390,843
Nordson Corp	185,042	23,761,243
Proto Labs Inc*	180,287	21,445,139
Rexnord Corp*	1,527,982	44,403,157
Standex International Corp	377,217	38,551,577
WABCO Holdings Inc*	117,642	13,766,467
Wabtec Corp/DE	276,608	27,268,017
		270,563,362
Media – 0.6%
Manchester United Plc	1,002,481	20,651,109
Oil, Gas & Consumable Fuels – 0.8%
DCP Midstream LP	723,416	28,611,103
Paper & Forest Products – 0.7%
Neenah Inc	288,339	24,465,564
Personal Products – 0.7%
Ontex Group NV	1,049,105	22,987,768

Shares		Value
Common Stocks – (continued)
Pharmaceuticals – 3.4%
Catalent Inc*	1,383,025	$57,934,917
GW Pharmaceuticals PLC (ADR)*	140,578	19,616,254
Prestige Brands Holdings Inc*	793,996	30,473,566
WaVe Life Sciences Ltd*	287,582	11,000,012
		119,024,749
Professional Services – 0.9%
CoStar Group Inc*	74,432	30,712,876
Real Estate Management & Development – 0.8%
Jones Lang LaSalle Inc	95,034	15,774,694
Redfin Corp*	459,598	10,612,118
		26,386,812
Road & Rail – 1.3%
AMERCO	51,439	18,320,000
Old Dominion Freight Line Inc	176,682	26,318,551
		44,638,551
Semiconductor & Semiconductor Equipment – 1.8%
ON Semiconductor Corp*	2,301,518	51,174,253
Xperi Corp	703,564	11,327,380
		62,501,633
Software – 11.5%
Altair Engineering Inc*	448,044	15,314,144
Blackbaud Inc	500,866	51,313,722
Cadence Design Systems Inc*	965,531	41,817,148
Descartes Systems Group Inc*	967,767	31,532,492
Everbridge Inc*	467,575	22,172,406
Guidewire Software Inc*	243,940	21,656,993
Nice Ltd (ADR)*	637,280	66,130,546
Paylocity Holding Corp*	478,860	28,185,700
RealPage Inc*	453,569	24,991,652
SS&C Technologies Holdings Inc	1,393,032	72,298,361
Tyler Technologies Inc*	110,205	24,476,530
		399,889,694
Specialty Retail – 1.2%
Sally Beauty Holdings Inc*	1,376,944	22,072,412
Williams-Sonoma Inc#	338,659	20,786,889
		42,859,301
Technology Hardware, Storage & Peripherals – 0.4%
USA Technologies Inc*	1,059,371	14,831,194
Textiles, Apparel & Luxury Goods – 0.6%
Carter's Inc	202,190	21,915,374
Thrifts & Mortgage Finance – 0.3%
LendingTree Inc*,#	53,008	11,333,110
Total Common Stocks (cost $2,130,549,899)		3,300,855,918
Rights – 0.1%
Biotechnology – 0.1%
DYAX Corp*,¢ (cost $1,225,926)	1,104,438	3,688,823
Investment Companies – 5.4%
Investments Purchased with Cash Collateral from Securities Lending – 1.1%
Janus Henderson Cash Collateral Fund LLC, 1.8237%ºº,£	38,905,950	38,905,950
Money Markets – 4.3%
Janus Henderson Cash Liquidity Fund LLC, 1.8501%ºº,£	147,948,320	147,948,320
Total Investment Companies (cost $186,854,270)		186,854,270
Total Investments (total cost $2,318,630,095) – 100.3%		3,491,399,011
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(10,031,932)
Net Assets – 100%		$3,481,367,079

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,225,288,086	92.4%
Israel	86,521,389	2.5
United Kingdom	58,184,531	1.7
Canada	47,284,624	1.3
India	34,959,316	1.0
Belgium	22,987,768	0.6
France	10,058,037	0.3
Ireland	6,115,260	0.2

Total	$3,491,399,011	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/18
Common Stocks - 1.4%
Building Products - 1.3%
CSW Industrials Inc*	$-	$-	$7,002,725	$43,540,472
Health Care Equipment & Supplies - 0.2%
Trinity Biotech PLC (ADR)*	$-	$-	$(746,062)	$6,115,260
Hotels, Restaurants & Leisure - 0.0%
Biglari Holdings Inc	-	(1,947,552)	6,027,584	-
Biglari Holdings Inc - Class A	-	(1,537,294)	-	-
Biglari Holdings Inc - Class B*,š	-	-		N/A
Total Hotels, Restaurants & Leisure	$-	$(3,484,846)	$6,027,584	$-
Total Common Stocks	$-	$(3,484,846)	$12,284,247	$49,655,732
Investment Companies - 5.4%
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	$910,210∆	$-	$-	$38,905,950
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	$736,574	$-	$-	$147,948,320
Total Investment Companies	$1,646,784	$-	$-	$186,854,270
Total Affiliated Investments - 6.8%	$1,646,784	$(3,484,846)	$12,284,247	$236,510,002

(1) For securities that were affiliated for a portion of the period ended June 30, 2018, this column reflects amounts for the entire period ended June 30, 2018 and not just the period in which the security was affiliated.

	Share Balance at 9/30/17	Purchases	Sales	Share Balance at 6/30/18
Common Stocks - 1.4%
Building Products - 1.3%
CSW Industrials Inc*	823,850	-	-	823,850
Health Care Equipment & Supplies - 0.2%
Trinity Biotech PLC (ADR)*	1,223,052	-	-	1,223,052
Hotels, Restaurants & Leisure - 0.0%
Biglari Holdings Inc	90,810	-	(90,810)Ð	-
Biglari Holdings Inc - Class A	-	6,496Ð	(6,496)Ð	-
Biglari Holdings Inc - Class B*,š	-	64,965Ð	-	64,965

Investment Companies - 5.4%
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Janus Henderson Cash Collateral Fund LLC,1.8237%ºº	56,179,178	529,024,963	(546,298,191)	38,905,950
Money Markets - 4.2%
Janus Henderson Cash Liquidity Fund LLC,1.8501%ºº	84,500,845	419,970,476	(356,523,001)	147,948,320

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
British Pound	7/12/18	(1,206,000)	$1,607,912	$15,853
Barclays Capital, Inc.:
British Pound	7/19/18	(17,462,800)	23,372,735	311,551
Citibank NA:
Canadian Dollar	7/19/18	(4,764,000)	3,673,035	47,701
Canadian Dollar	7/19/18	(1,000,000)	752,562	(8,424)
Euro	7/19/18	(8,065,000)	9,530,652	100,641

				139,918
Credit Suisse International:
Canadian Dollar	7/26/18	(7,700,000)	5,932,199	71,687
HSBC Securities (USA), Inc.:
British Pound	7/12/18	(8,958,000)	11,954,666	129,080
Canadian Dollar	7/12/18	(5,693,500)	4,400,770	68,782
Euro	7/12/18	(7,058,000)	8,261,933	14,132

				211,994
JPMorgan Chase & Co.:
Canadian Dollar	7/19/18	(26,379,000)	20,339,116	265,082
Total				$1,016,085

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2018

Market Value
Forward foreign currency exchange contracts, sold	$100,421,976

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2018.

#	Loaned security; a portion of the security is on loan at June 30, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2018.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Diversified Financial Services	$-	$9,031,525	$-
Hotels, Restaurants & Leisure	101,175,300	17,917,168	-
Personal Products	-	22,987,768	-
All Other	3,149,744,157	-	-
Rights	-	-	3,688,823
Investment Companies	-	186,854,270	-
Total Investments in Securities	$3,250,919,457	$236,790,731	$3,688,823
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,024,509	-
Total Assets	$3,250,919,457	$237,815,240	$3,688,823
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$8,424	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 49 Funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2018 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2018.

The Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $63,401,900 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended June 30, 2018 is discussed in further detail below.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an

inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Fund's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Fund to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2018 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

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Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: August 29, 2018

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2018